UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22497

Strategy Shares
(Exact name of registrant as specified in charter)

36 North New York Avenue, Huntington, NY	11743
(Address of principal executive offices)	(Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(855) 477-3837

Date of fiscal year end:	April 30

Date of reporting period:	April 30, 2026

Item 1. Reports to Stockholders.

(a)

Fund Overview

This Annual shareholder report contains important information about  Day Hagan Smart Buffer ETF (the "Fund") for the period of May 1, 2025 to April 30, 2026.  You can find additional information about the Fund at https://www.dhfunds.com/literature. You can also request this information by contacting us at 1-800-594-7930. This report describes changes to the Fund that occurred during the reporting period.

Day Hagan Smart Buffer ETF

Annual Shareholder Report April 30, 2026

DHSB︳NYSE Arca

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Day Hagan Smart Buffer ETF	$77	0.73%

How did the Fund perform last year?

During the fiscal year ended April 30, 2026, the Fund returned 11.57%, outperforming its benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 4.06%. Performance benefited from exposure to the U.S. equity market through the State Street SPDR S&P 500® ETF Trust during a period of positive equity returns. The Fund’s options overlay strategy generated income through call option premiums while providing defined downside protection through a put spread structure. The overlay also helped mitigate the impact of equity market volatility without relying on traditional fixed income allocations that are sensitive to interest rate movements. While covered calls limited participation in a portion of the market’s upside, the strategy supported the Fund’s objective of providing a more risk-managed approach to equity investing.

Fund Performance Based on $10,000 Initial Investment

Table Summary
	Fund NAV	Bloomberg U.S. Aggregate Bond Index
Feb 13, 25	$10,000	$10,000
Apr 30, 25	$9,684	$10,237
Oct 31, 25	$10,368	$10,595
Apr 30, 26	$10,805	$10,652

Average Annual Total Returns

Table Summary
	1 Year	Since Fund Inception (2/13/2025)
Day Hagan Smart Buffer ETF	11.57%	6.62%
Bloomberg U.S. Aggregate Bond Index	4.06%	5.37%

Key Fund Statistics

Table Summary
Net Assets	$43,350,347
Number of Portfolio Holdings	1
Net Investment Advisory Fees	$252,751
Portfolio Turnover Rate	15%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. To obtain performance information current to the most recent month-end, please call 1-800-594-7930 or visit http://dhfunds.com/

What did the Fund invest in?

Top 10 Holdings* ^

(% of Net Assets)

Table Summary
Security	Percent of Net Assets
State Street SPDR S&P 500 ETF Trust	100.9%

Asset Allocation

(% of Net Assets)

Table Summary
Value	Value
Exchange-Traded Fund	100.9%
Written Call Options	(3.5)%
Purchased Option Contract	2.2%
Other Assets less Liabilities	0.4%

* Percentages are of the net assets of the Fund and may not equal 100%. Please utilize the link below to refer to the Fund's Schedule of Portfolio Investments for a complete list of securities.

^ Percentages exclude derivative securities. Refer to the Fund’s Prospectus for more information about the Fund’s derivative strategy utilizing the link below.

Material Fund Changes

This is a summary of certain changes to the Fund since April 30, 2025. Effective October 1, 2025, Ashton Thomas Private Wealth, LLC d.b.a Day Hagan Asset Management became the Fund's investment adviser.

Householding

You may elect to receive shareholder reports through electronic delivery or in paper, free of charge. You can contact your financial intermediary to request electronic delivery of your reports or to receive paper copies of your reports. Your election to receive reports, whether through electronic delivery or in paper, will apply to all funds held with your financial intermediary.

Additional information about the Fund, including the Annual and Semi-Annual Financial Statements and Other Information, Holdings, Prospectus, and Statement of Additional Information is available on the Fund's website, www.dhfunds.com/literature, or upon request by calling 1-800-594-7930.

Day Hagan Smart Buffer ETF

Annual Shareholder Report April 30, 2026

Fund Overview

This Annual shareholder report contains important information about  Day Hagan Smart Sector ETF (the "Fund") for the period of May 1, 2025 to April 30, 2026.  You can find additional information about the Fund at https://www.dhfunds.com/literature. You can also request this information by contacting us at 1-800-594-7930. This report describes changes to the Fund that occurred during the reporting period.

Day Hagan Smart Sector ETF

Annual Shareholder Report April 30, 2026

SSUS︳NYSE Arca

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Day Hagan Smart Sector ETF	$78	0.68%

How did the Fund perform last year?

During the fiscal year ended April 30, 2026, the Fund returned 29.17%, as compared to 31.05% for the benchmark, the S&P 500® Index. U.S. equities produced strong gains, driven by continued leadership from growth-oriented sectors and enthusiasm surrounding artificial intelligence-related investments. The Fund participated meaningfully in the market advance but modestly trailed the benchmark. Performance was influenced by the Fund’s active sector allocation process, which overweights and underweights sectors based on fundamental, macroeconomic, technical, and behavioral indicators. Technology and communication services benefited from strong earnings, trends and AI-related demand, while performance across other sectors varied as investors responded to changing expectations for economic growth, inflation, and interest rates.

Fund Performance Based on $10,000 Initial Investment

Table Summary
	Fund NAV	S&P 500® Index
Jan 16, 20	$10,000	$10,000
Apr 30, 20	$8,866	$8,829
Oct 31, 20	$10,253	$10,002
Apr 30, 21	$13,123	$12,888
Oct 31, 21	$14,558	$14,295
Apr 30, 22	$13,288	$12,916
Oct 31, 22	$12,532	$12,206
Apr 30, 23	$13,672	$13,260
Oct 31, 23	$13,615	$13,444
Apr 30, 24	$15,208	$16,265
Oct 31, 24	$16,990	$18,555
Apr 30, 25	$16,829	$18,232
Oct 31, 25	$20,468	$22,536
Apr 30, 26	$21,739	$23,894

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Fund Inception (1/16/2020)
Day Hagan Smart Sector ETF	29.17%	10.62%	13.15%
S&P 500® Index	31.05%	13.14%	14.86%

Key Fund Statistics

Table Summary
Net Assets	$553,401,567
Number of Portfolio Holdings	23
Net Investment Advisory Fees	$3,751,353
Portfolio Turnover Rate	137%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. To obtain performance information current to the most recent month-end, please call 1-800-594-7930 or visit http://dhfunds.com/

What did the Fund invest in?

Top 10 Holdings*

(% of Net Assets)

Table Summary
Security	Percent of Net Assets
Invesco S&P 500 Equal Weight ETF	2.9%
State Street Utilities Select Sector SPDR ETF	2.9%
Alphabet, Inc.	3.0%
State Street Real Estate Select Sector SPDR ETF	3.2%
State Street Consumer Discretionary Select Sector SPDR ETF	3.7%
State Street Industrial Select Sector SPDR ETF	4.2%
State Street Communication Services Select Sector SPDR ETF	9.3%
State Street Technology Select Sector SPDR ETF	13.1%
Vanguard Information Technology ETF	17.2%
iShares Core S&P 500 ETF	23.8%

Asset Allocation

(% of Net Assets)

Table Summary
Value	Value
Common Stocks	10.9%
Exchange-Traded Funds	88.7%
Other Assets less Liabilities	0.4%

* Percentages are of the net assets of the Fund and may not equal 100%. Please utilize the link below to refer to the Fund's Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

This is a summary of certain changes to the Fund since April 30, 2025. Effective October 1, 2025, Ashton Thomas Private Wealth, LLC d.b.a Day Hagan Asset Management became the Fund's investment adviser.

Householding

You may elect to receive shareholder reports through electronic delivery or in paper, free of charge. You can contact your financial intermediary to request electronic delivery of your reports or to receive paper copies of your reports. Your election to receive reports, whether through electronic delivery or in paper, will apply to all funds held with your financial intermediary.

Additional information about the Fund, including the Annual and Semi-Annual Financial Statements and Other Information, Holdings, Prospectus, and Statement of Additional Information is available on the Fund's website, www.dhfunds.com/literature, or upon request by calling 1-800-594-7930.

Day Hagan Smart Sector ETF

Annual Shareholder Report April 30, 2026

Fund Overview

This Annual shareholder report contains important information about  Day Hagan Smart Sector Fixed Income ETF (the "Fund") for the period of May 1, 2025 to April 30, 2026.  You can find additional information about the Fund at https://www.dhfunds.com/literature. You can also request this information by contacting us at 1-800-594-7930. This report describes changes to the Fund that occurred during the reporting period.

Day Hagan Smart Sector Fixed Income ETF

Annual Shareholder Report April 30, 2026

SSFI︳NYSE Arca

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Day Hagan Smart Sector Fixed Income ETF	$69	0.68%

How did the Fund perform last year?

During the fiscal year ended April 30, 2026, the Fund returned 3.11%, as compared to 4.06% for the benchmark, the Bloomberg U.S. Aggregate Bond Index. Fixed income markets benefited from moderating inflation and improving expectations for future interest rate policy. The Fund generated positive absolute returns through its actively managed sector allocation process but modestly lagged the benchmark due to differences in duration, credit quality, and sector exposure. Credit-sensitive sectors generally benefited from improving economic sentiment, while Treasury and other higher-quality bonds experienced varying results as interest rate expectations shifted. The Fund continued to follow its quantitative, weight-of-the-evidence process, adjusting allocations as market conditions evolved.

Fund Performance Based on $10,000 Initial Investment

Table Summary
	Fund NAV	Bloomberg U.S. Aggregate Bond Index
Sep 28, 21	$10,000	$10,000
Oct 31, 21	$10,056	$10,007
Apr 30, 22	$9,290	$9,060
Oct 31, 22	$8,626	$8,438
Apr 30, 23	$9,085	$9,021
Oct 31, 23	$8,566	$8,468
Apr 30, 24	$8,944	$8,889
Oct 31, 24	$9,370	$9,361
Apr 30, 25	$9,585	$9,602
Oct 31, 25	$9,862	$9,938
Apr 30, 26	$9,883	$9,991

Average Annual Total Returns

Table Summary
	1 Year	Since Fund Inception (9/28/2021)
Day Hagan Smart Sector Fixed Income ETF	3.11%	-0.26%
Bloomberg U.S. Aggregate Bond Index	4.06%	-0.02%

Key Fund Statistics

Table Summary
Net Assets	$22,005,294
Number of Portfolio Holdings	9
Net Investment Advisory Fees	$232,154
Portfolio Turnover Rate	59%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. To obtain performance information current to the most recent month-end, please call 1-800-594-7930 or visit http://dhfunds.com/

What did the Fund invest in?

Top 10 Holdings*

(% of Net Assets)

Table Summary
Security	Percent of Net Assets
State Street SPDR Bloomberg Investment Grade Floating Rate ETF	1.0%
Vanguard Total International Bond ETF	6.0%
Vanguard Emerging Markets Government Bond ETF	6.1%
State Street SPDR Portfolio Short Term Treasury ETF	6.2%
State Street SPDR Portfolio High Yield Bond ETF	12.1%
State Street SPDR Portfolio Long Term Treasury ETF	12.4%
State Street SPDR Portfolio Corporate Bond ETF	18.0%
State Street SPDR Portfolio Mortgage Backed Bond ETF	18.4%
State Street SPDR Portfolio Intermediate Term Treasury ETF	18.8%

Asset Allocation

(% of Net Assets)

Table Summary
Value	Value
Exchange-Traded Funds	99.0%
Other Assets less Liabilities	1.0%

* Percentages are of the net assets of the Fund and may not equal 100%. Please utilize the link below to refer to the Fund's Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

This is a summary of certain changes to the Fund since April 30, 2025. Effective October 1, 2025, Ashton Thomas Private Wealth, LLC d.b.a Day Hagan Asset Management became the Fund's investment adviser.

Householding

You may elect to receive shareholder reports through electronic delivery or in paper, free of charge. You can contact your financial intermediary to request electronic delivery of your reports or to receive paper copies of your reports. Your election to receive reports, whether through electronic delivery or in paper, will apply to all funds held with your financial intermediary.

Additional information about the Fund, including the Annual and Semi-Annual Financial Statements and Other Information, Holdings, Prospectus, and Statement of Additional Information is available on the Fund's website, www.dhfunds.com/literature, or upon request by calling 1-800-594-7930.

Day Hagan Smart Sector Fixed Income ETF

Annual Shareholder Report April 30, 2026

Fund Overview

This Annual shareholder report contains important information about  Day Hagan Smart Sector International ETF (the "Fund") for the period of May 1, 2025 to April 30, 2026.  You can find additional information about the Fund at https://www.dhfunds.com/literature. You can also request this information by contacting us at 1-800-594-7930. This report describes changes to the Fund that occurred during the reporting period.

Day Hagan Smart Sector International ETF

Annual Shareholder Report April 30, 2026

SSXU︳NYSE Arca

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Day Hagan Smart Sector International ETF	$77	0.68%

How did the Fund perform last year?

During the fiscal year ended April 30, 2026, the Fund returned 25.00%, as compared to 32.89% for the benchmark, the MSCI ACWI ex USA Index (Gross). International equities delivered strong returns, supported by improving economic conditions in several developed markets and a recovery in global investor sentiment. The Fund generated strong absolute returns but underperformed its benchmark, with results influenced by country and regional allocations relative to the index. Developed markets benefited from easing inflation trends and improving shareholder-return activity, while emerging market performance was more mixed due to varying economic conditions, currency movements, and policy responses. The Fund continued to actively adjust exposures using its quantitative, weight-of-the-evidence investment process.

Fund Performance Based on $10,000 Initial Investment

Table Summary
	Fund NAV	MSCI ACWI ex USA Index (Gross)
Jun 30, 22	$10,000	$10,000
Oct 31, 22	$9,210	$9,291
Apr 30, 23	$11,141	$11,238
Oct 31, 23	$10,398	$10,467
Apr 30, 24	$11,503	$12,349
Oct 31, 24	$12,153	$13,082
Apr 30, 25	$12,620	$13,895
Oct 31, 25	$14,635	$16,434
Apr 30, 26	$15,775	$18,465

Average Annual Total Returns

Table Summary
	1 Year	Since Fund Inception (6/30/2022)
Day Hagan Smart Sector International ETF	25.00%	12.63%
MSCI ACWI ex USA Index (Gross)	32.89%	17.35%

Key Fund Statistics

Table Summary
Net Assets	$34,332,979
Number of Portfolio Holdings	13
Net Investment Advisory Fees	$262,142
Portfolio Turnover Rate	335%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. To obtain performance information current to the most recent month-end, please call 1-800-594-7930 or visit http://dhfunds.com/

What did the Fund invest in?

Top 10 Holdings*

(% of Net Assets)

Table Summary
Security	Percent of Net Assets
iShares MSCI Australia ETF	4.6%
iShares MSCI New Zealand ETF	6.8%
Franklin FTSE India ETF	6.8%
iShares MSCI Chile ETF	6.8%
iShares MSCI Sweden ETF	6.9%
iShares MSCI Netherlands ETF	7.0%
iShares MSCI China ETF	7.7%
Franklin FTSE Canada ETF	12.0%
Franklin FTSE United Kingdom ETF	12.6%
Franklin FTSE Japan ETF	19.6%

Asset Allocation

(% of Net Assets)

Table Summary
Value	Value
Exchange-Traded Funds	98.9%
Other Assets less Liabilities	1.1%

* Percentages are of the net assets of the Fund and may not equal 100%. Please utilize the link below to refer to the Fund's Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

This is a summary of certain changes to the Fund since April 30, 2025. Effective October 1, 2025, Ashton Thomas Private Wealth, LLC d.b.a Day Hagan Asset Management became the Fund's investment adviser.

Householding

You may elect to receive shareholder reports through electronic delivery or in paper, free of charge. You can contact your financial intermediary to request electronic delivery of your reports or to receive paper copies of your reports. Your election to receive reports, whether through electronic delivery or in paper, will apply to all funds held with your financial intermediary.

Additional information about the Fund, including the Annual and Semi-Annual Financial Statements and Other Information, Holdings, Prospectus, and Statement of Additional Information is available on the Fund's website, www.dhfunds.com/literature, or upon request by calling 1-800-594-7930.

Day Hagan Smart Sector International ETF

Annual Shareholder Report April 30, 2026

Fund Overview

This Annual shareholder report contains important information about Eventide High Dividend ETF (the "Fund") for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.eventideinvestments.com/etfs/elcv. You can also request this information by contacting us at 1-877-771-3836.

Eventide High Dividend ETF

Annual Shareholder Report April 30, 2026

ELCV︳NYSE Arca

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Eventide High Dividend ETF	$57	0.49%

How did the Fund perform last year?

The Fund's high dividend strategy (“Strategy”) outperformed its large cap value benchmark but underperformed the strong performance of the broad-based benchmark for the year ending April 30, 2026. Strong relative performance and allocation in sectors such as Technology, Industrials, Energy, and Consumer Staples was more than offset by underperformance in a few sectors including Utilities, Healthcare, Materials, and Consumer Discretionary. The high-quality, robust, and growing dividend-focus of the Strategy contributed to the performance lag during a period of strong market recovery post-Liberation Day tariff announcements. Our focus remains on robust and resilient dividend growth, strong financials, idiosyncratic risk, and the overarching theme of human flourishing.

Fund Performance Based on $10,000 Initial Investment

Table Summary
	Fund NAV	Bloomberg U.S. 3000 Equal Weight Total Return Index	Bloomberg U.S. 1000 Value Total Return Index
Sep 30, 24	$10,000	$10,000	$10,000
Oct 31, 24	$10,076	$9,947	$9,938
Apr 30, 25	$9,683	$9,036	$9,733
Oct 31, 25	$10,818	$11,387	$10,931
Apr 30, 26	$12,803	$12,747	$12,637

Average Annual Total Returns

Table Summary
	1 Year	Since Fund Inception (9/30/2024)
Eventide High Dividend ETF	32.22%	16.92%
Bloomberg U.S. 3000 Equal Weight Total Return Index	41.06%	16.59%
Bloomberg U.S. 1000 Value Total Return Index	29.84%	15.96%

Key Fund Statistics

Table Summary
Net Assets	$220,725,157
Number of Portfolio Holdings	47
Net Investment Advisory Fees	$725,502
Portfolio Turnover Rate	63%

The Fund's past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares. In connection with new SEC Rules on shareholder reporting, the Fund's performance information above is compared with a broad-based securities market index, Bloomberg U.S. 3000 Equal Weight Total Return Index, which represents the overall domestic equity market. In addition, the strategy benchmark, Bloomberg U.S. 1000 Value Total Return Index, is included as the adviser believes it is more representative of the Fund's investment universe. For updated performance information, please call 1-877-771-EVEN (3836) or visit the Fund's website at www.EventideETFs.com.

What did the Fund invest in?

Top 10 Holdings*

(% of Net Assets)

Table Summary
Security	Percent of Net Assets
Huntington Bancshares, Inc.	3.1%
GE Vernova, Inc.	3.1%
Royalty Pharma plc	3.2%
Enbridge, Inc.	3.2%
Home Depot, Inc. (The)	3.2%
Exxon Mobil Corp.	3.6%
Amgen, Inc.	3.7%
Williams Cos., Inc. (The)	4.1%
Entergy Corp.	5.0%
Prologis, Inc.	5.3%

Sector Allocation

(% of Net Assets)

Table Summary
Value	Value
Energy	26.4%
Utilities	16.7%
Information Technology	13.1%
Industrials	11.6%
Financials	10.2%
Health Care	9.4%
Real Estate	6.5%
Consumer Discretionary	5.4%
Other	0.0%
Other Assets/Liabilities	0.7%

* Please utilize the link below to refer to the Fund's Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued. Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

Householding

You may elect to receive shareholder reports through electronic delivery or in paper, free of charge. You can contact your financial intermediary to request electronic delivery of your reports or to receive paper copies of your reports. Your election to receive reports, whether through electronic delivery or in paper, will apply to all funds held with your financial intermediary.

Additional information about the Fund including the Annual and Semi-Annual Financial Statements and Other Information, Holdings, Prospectus, and Statement of Additional Information is available on the Fund's website, https://www.eventideinvestments.com/etfs/elcv, or upon request by calling 1-877-771-3836.

Eventide High Dividend ETF

Annual Shareholder Report April 30, 2026

ELCV︳NYSE Arca

Fund Overview

This Annual shareholder report contains important information about Eventide International ETF (the "Fund") for the period of December 16, 2025 (commencement of operations) to April 30, 2026. You can find additional information about the Fund at https://www.eventideinvestments.com/etfs/esim. You can also request this information by contacting us at 1-877-771-3836.

Eventide International ETF

Annual Shareholder Report April 30, 2026

ESIM︳NYSE Arca

What were the Fund's costs since inception?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investmentFootnote Reference+	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Eventide International ETF	$23	0.59%

+ The Fund commenced operations during the reporting period, on December 16, 2025. Expenses for a full reporting period would be higher than the amount shown.

*  Annualized for periods less than one year.

Key Fund Statistics

Table Summary
Net Assets	$16,467,595
Number of Portfolio Holdings	99
Net Investment Advisory Fees	$19,663
Portfolio Turnover Rate	10%

What did the Fund invest in?

Top 10 Holdings*

(% of Net Assets)

Table Summary
Security	Percent of Net Assets
Ipsen SA	1.7%
Santos, Ltd.	1.8%
United Microelectronics Corp.	1.8%
Halma plc	1.8%
Power Corp. of Canada	1.8%
Woodside Energy Group, Ltd.	1.9%
ASML Holding NV	1.9%
ABB, Ltd.	2.1%
SK hynix, Inc.	3.2%
Taiwan Semiconductor Manufacturing Co., Ltd.	5.3%

Sector Allocation

(% of Net Assets)

Table Summary
Value	Value
Information Technology	23.2%
Industrials	18.7%
Financials	17.0%
Health Care	11.0%
Energy	7.8%
Consumer Discretionary	7.4%
Utilities	7.3%
Real Estate	2.6%
Other	2.2%
Other Assets/Liabilities	2.8%

* Please utilize the link below to refer to the Fund's Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued. Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

Householding

You may elect to receive shareholder reports through electronic delivery or in paper, free of charge. You can contact your financial intermediary to request electronic delivery of your reports or to receive paper copies of your reports. Your election to receive reports, whether through electronic delivery or in paper, will apply to all funds held with your financial intermediary.

Additional information about the Fund including the Annual and Semi-Annual Financial Statements and Other Information, Holdings, Prospectus, and Statement of Additional Information is available on the Fund's website, https://www.eventideinvestments.com/etfs/esim, or upon request by calling 1-877-771-3836.

Eventide International ETF

Annual Shareholder Report April 30, 2026

ESIM︳NYSE Arca

Fund Overview

This Annual shareholder report contains important information about Eventide Large Cap Growth ETF (the "Fund") for the period of September 29, 2025 (commencement of operations) to April 30, 2026. You can find additional information about the Fund at https://www.eventideinvestments.com/etfs/eslg. You can also request this information by contacting us at 1-877-771-3836.

Eventide Large Cap Growth ETF

Annual Shareholder Report April 30, 2026

ESLG︳NYSE Arca

What were the Fund's costs since inception?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investmentFootnote Reference+	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Eventide Large Cap Growth ETF	$23	0.39%

+ The Fund commenced operations during the reporting period on September 29, 2025. Expenses for a full reporting period would be higher than the amount shown.

*  Annualized for periods less than one year.

How did the Fund perform since inception?

The Fund's strategy underperformed the broad-based benchmark, the Bloomberg U.S. 3000 Total Return Index, from inception through April 30, 2026. Underperformance was primarily driven by unfavorable sector allocation decisions, particularly the overweight in the Information Technology sector which failed to deliver strong relative returns despite strong artificial intelligence (AI) related momentum in individual holdings. While individual security selection in technology names generated substantial positive contributions through AI infrastructure demand and strategic partnerships, these gains were offset by poor performance in Healthcare and Software holdings. The portfolio's Industrials overweight provided modest support, but the overall negative security selection across sectors, particularly in Financials and Software, weighed heavily on relative performance during this seven-month period.

Fund Performance Based on $10,000 Initial Investment

Table Summary
	Fund NAV	Bloomberg U.S. 3000 Total Return Index	Bloomberg U.S. 1000 Growth Total Return Index
Sep 29, 25	$10,000	$10,000	$10,000
Oct 31, 25	$10,316	$10,257	$10,352
Apr 30, 26	$10,379	$10,887	$10,610

Average Annual Total Returns

Table Summary
Since Fund Inception (9/29/2025)
Eventide Large Cap Growth ETF	3.79%
Bloomberg U.S. 3000 Total Return Index	8.87%
Bloomberg U.S. 1000 Growth Total Return Index	6.10%

Key Fund Statistics

Table Summary
Net Assets	$19,427,326
Number of Portfolio Holdings	114
Net Investment Advisory Fees	$19,254
Portfolio Turnover Rate	38%

The fund's past performance is not a good predictor of how the fund will perform in the future. The previous graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings*

(% of Net Assets)

Table Summary
Security	Percent of Net Assets
Home Depot, Inc. (The)	1.8%
Caterpillar, Inc.	1.9%
S&P Global, Inc.	2.1%
Advanced Micro Devices, Inc.	2.2%
GE Vernova, Inc.	2.3%
Lam Research Corp.	2.3%
Eli Lilly & Co.	2.4%
Arista Networks, Inc.	2.5%
Broadcom, Inc.	4.7%
NVIDIA Corp.	10.5%

Sector Allocation

(% of Net Assets)

Table Summary
Value	Value
Information Technology	42.4%
Industrials	20.4%
Financials	9.9%
Health Care	8.4%
Consumer Discretionary	5.7%
Real Estate	4.7%
Materials	3.2%
Utilities	2.7%
Other Assets/Liabilities	2.6%

* Please utilize the link below to refer to the Fund's Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued. Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

Householding

You may elect to receive shareholder reports through electronic delivery or in paper, free of charge. You can contact your financial intermediary to request electronic delivery of your reports or to receive paper copies of your reports. Your election to receive reports, whether through electronic delivery or in paper, will apply to all funds held with your financial intermediary.

Additional information about the Fund including the Annual and Semi-Annual Financial Statements and Other Information, Holdings, Prospectus, and Statement of Additional Information is available on the Fund's website, https://www.eventideinvestments.com/etfs/eslg, or upon request by calling 1-877-771-3836.

Eventide Large Cap Growth ETF

Annual Shareholder Report April 30, 2026

ESLG︳NYSE Arca

Fund Overview

This Annual shareholder report contains important information about Eventide Large Cap Value ETF (the "Fund") for the period of September 29, 2025 (commencement of operations) to April 30, 2026. You can find additional information about the Fund at https://www.eventideinvestments.com/etfs/eslv. You can also request this information by contacting us at 1-877-771-3836.

Eventide Large Cap Value ETF

Annual Shareholder Report April 30, 2026

ESLV︳NYSE Arca

What were the Fund's costs since inception?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investmentFootnote Reference+	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Eventide Large Cap Value ETF	$23	0.39%

+ The Fund commenced operations during the reporting period on September 29, 2025. Expenses for a full reporting period would be higher than the amount shown.

*  Annualized for periods less than one year.

How did the Fund perform since inception?

The Fund's strategy outperformed the broad-based benchmark, the Bloomberg U.S. 3000 Total Return Index, from inception through April 30, 2026. Outperformance was primarily driven by security selection, particularly in technology-related holdings which benefited from artificial intelligence-driven demand and strategic positioning in high-growth markets. While sector allocation provided a modest positive contribution, overweights in underperforming healthcare and financial services names created some headwinds.

Fund Performance Based on $10,000 Initial Investment

Table Summary
	Fund NAV	Bloomberg U.S. 3000 Total Return Index	Bloomberg U.S. 1000 Value Total Return Index
Sep 29, 25	$10,000	$10,000	$10,000
Oct 31, 25	$9,776	$10,257	$10,009
Apr 30, 26	$10,997	$10,887	$11,572

Average Annual Total Returns

Table Summary
Since Fund Inception (9/29/2025)
Eventide Large Cap Value ETF	9.97%
Bloomberg U.S. 3000 Total Return Index	8.87%
Bloomberg U.S. 1000 Value Total Return Index	15.72%

Key Fund Statistics

Table Summary
Net Assets	$11,757,982
Number of Portfolio Holdings	121
Net Investment Advisory Fees	$7,564
Portfolio Turnover Rate	22%

The fund's past performance is not a good predictor of how the fund will perform in the future. The previous graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings*

(% of Net Assets)

Table Summary
Security	Percent of Net Assets
Southern Co. (The)	2.0%
Medtronic plc	2.1%
Duke Energy Corp.	2.1%
Micron Technology, Inc.	2.2%
Progressive Corp. (The)	2.2%
Home Depot, Inc. (The)	2.2%
Amgen, Inc.	2.4%
Union Pacific Corp.	2.5%
ConocoPhillips	2.7%
Exxon Mobil Corp.	5.3%

Sector Allocation

(% of Net Assets)

Table Summary
Value	Value
Financials	17.3%
Industrials	15.1%
Energy	12.7%
Utilities	11.5%
Health Care	11.0%
Information Technology	9.9%
Consumer Discretionary	8.5%
Materials	7.2%
Real Estate	3.7%
Other	0.3%
Other Assets/Liabilities	2.8%

* Please utilize the link below to refer to the Fund's Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued. Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

Householding

You may elect to receive shareholder reports through electronic delivery or in paper, free of charge. You can contact your financial intermediary to request electronic delivery of your reports or to receive paper copies of your reports. Your election to receive reports, whether through electronic delivery or in paper, will apply to all funds held with your financial intermediary.

Additional information about the Fund including the Annual and Semi-Annual Financial Statements and Other Information, Holdings, Prospectus, and Statement of Additional Information is available on the Fund's website, https://www.eventideinvestments.com/etfs/eslv, or upon request by calling 1-877-771-3836.

Eventide Large Cap Value ETF

Annual Shareholder Report April 30, 2026

ESLV︳NYSE Arca

Fund Overview

This Annual shareholder report contains important information about Eventide Small Cap ETF (the "Fund") for the period of September 29, 2025 (commencement of operations) to April 30, 2026. You can find additional information about the Fund at https://www.eventideinvestments.com/etfs/essc. You can also request this information by contacting us at 1-877-771-3836.

Eventide Small Cap ETF

Annual Shareholder Report April 30, 2026

ESSC︳NYSE Arca

What were the Fund's costs since inception?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investmentFootnote Reference+	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Eventide Small Cap ETF	$31	0.49%

+ The Fund commenced operations during the reporting period on September 29, 2025. Expenses for a full reporting period would be higher than the amount shown.

*  Annualized for periods less than one year.

How did the Fund perform since inception?

The Fund's strategy outperformed the broad-based benchmark, the Bloomberg U.S. 3000 Total Return Index, from inception through April 30, 2026. Outperformance was predominantly driven by security selection, particularly in the healthcare and industrials sectors. The overweights in high-growth biotech names which benefited from positive clinical trial results and M&A activity proved highly rewarding for relative performance. While asset allocation decisions created modest headwinds, the portfolio's Business 360® and fundamental research process identified individual securities with strong catalysts and operational improvements that more than compensated for sector positioning effects.

Fund Performance Based on $10,000 Initial Investment

Table Summary
	Fund NAV	Bloomberg U.S. 3000 Total Return Index	Bloomberg U.S. 2000 Total Return Index
Sep 29, 25	$10,000	$10,000	$10,000
Oct 31, 25	$10,112	$10,257	$10,097
Apr 30, 26	$11,586	$10,887	$11,536

Average Annual Total Returns

Table Summary
Since Fund Inception (9/29/2025)
Eventide Small Cap ETF	15.86%
Bloomberg U.S. 3000 Total Return Index	8.87%
Bloomberg U.S. 2000 Total Return Index	15.36%

Key Fund Statistics

Table Summary
Net Assets	$25,730,888
Number of Portfolio Holdings	334
Net Investment Advisory Fees	$34,517
Portfolio Turnover Rate	14%

The fund's past performance is not a good predictor of how the fund will perform in the future. The previous graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings*

(% of Net Assets)

Table Summary
Security	Percent of Net Assets
Southwest Gas Holdings, Inc.	0.7%
FNB Corp.	0.8%
Liberty Energy, Inc.	0.8%
Century Aluminum Co.	0.8%
Flex, Ltd.	0.9%
Archrock, Inc.	0.9%
Advanced Energy Industries, Inc.	0.9%
Argan, Inc.	1.2%
Element Solutions, Inc.	1.2%
Revolution Medicines, Inc.	1.5%

Sector Allocation

(% of Net Assets)

Table Summary
Value	Value
Industrials	19.3%
Health Care	18.6%
Financials	18.3%
Information Technology	16.3%
Consumer Discretionary	8.9%
Energy	4.5%
Utilities	4.2%
Real Estate	3.9%
Materials	3.6%
Other	1.7%
Other Assets/Liabilities	0.7%

* Please utilize the link below to refer to the Fund's Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued. Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

Householding

You may elect to receive shareholder reports through electronic delivery or in paper, free of charge. You can contact your financial intermediary to request electronic delivery of your reports or to receive paper copies of your reports. Your election to receive reports, whether through electronic delivery or in paper, will apply to all funds held with your financial intermediary.

Additional information about the Fund including the Annual and Semi-Annual Financial Statements and Other Information, Holdings, Prospectus, and Statement of Additional Information is available on the Fund's website, https://www.eventideinvestments.com/etfs/essc, or upon request by calling 1-877-771-3836.

Eventide Small Cap ETF

Annual Shareholder Report April 30, 2026

ESSC︳NYSE Arca

Fund Overview

This Annual shareholder report contains important information about Eventide US Market ETF (the "Fund") for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://eventideinvestments.com/etfs/esum. You can also request this information by contacting us at 1-877-771-3836.

Eventide US Market ETF

Annual Shareholder Report April 30, 2026

ESUM︳NYSE Arca

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Eventide US Market ETF	$43	0.39%

How did the Fund perform last year?

The Fund's strategy underperformed the Fund's broad-based benchmark, the Bloomberg U.S. 3000 Total Return Index for the year ending April 30, 2026. Underperformance was primarily attributed to security selection challenges across most major sectors, particularly within technology-heavy holdings. While artificial intelligence (AI) beneficiary stocks delivered strong returns driven by high demand and strong financial performance, software companies faced headwinds from operational restructuring, margin pressures, and investor skepticism about AI monetization timelines. The portfolio's overweight position in the industrials sector provided some allocation benefit, but security selection within this sector also detracted from performance. The overweight to technology stocks, while capturing some AI winners, exposed the portfolio to sector-specific volatility and execution risks among software providers.

Fund Performance Based on $10,000 Initial Investment

Table Summary
	Fund NAV	Bloomberg U.S. 3000 Total Return Index
Dec 17, 24	$10,000	$10,000
Apr 30, 25	$9,440	$9,164
Oct 31, 25	$11,073	$11,345
Apr 30, 26	$11,473	$12,042

Average Annual Total Returns

Table Summary
	1 Year	Since Fund Inception (12/17/2024)
Eventide US Market ETF	21.54%	10.57%
Bloomberg U.S. 3000 Total Return Index	31.40%	14.56%

Key Fund Statistics

Table Summary
Net Assets	$154,199,369
Number of Portfolio Holdings	197
Net Investment Advisory Fees	$461,470
Portfolio Turnover Rate	56%

The fund's past performance is not a good predictor of how the fund will perform in the future. The previous graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings*

(% of Net Assets)

Table Summary
Security	Percent of Net Assets
Lowe's Cos, Inc.	1.3%
Linde plc	1.3%
Eli Lilly & Co.	1.4%
Union Pacific Corp.	1.4%
Caterpillar, Inc.	1.5%
Automatic Data Processing, Inc.	1.5%
Home Depot, Inc. (The)	1.5%
Exxon Mobil Corp.	2.1%
Broadcom, Inc.	3.1%
NVIDIA Corp.	7.2%

Sector Allocation

(% of Net Assets)

Table Summary
Value	Value
Information Technology	31.4%
Industrials	18.8%
Financials	13.3%
Health Care	9.5%
Consumer Discretionary	7.7%
Utilities	6.2%
Materials	4.0%
Real Estate	4.0%
Energy	3.3%
Other	1.1%
Other Assets/Liabilities	0.7%

* Please utilize the link below to refer to the Fund's Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued. Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

Householding

You may elect to receive shareholder reports through electronic delivery or in paper, free of charge. You can contact your financial intermediary to request electronic delivery of your reports or to receive paper copies of your reports. Your election to receive reports, whether through electronic delivery or in paper, will apply to all funds held with your financial intermediary.

Additional information about the Fund including the Annual and Semi-Annual Financial Statements and Other Information, Holdings, Prospectus, and Statement of Additional Information is available on the Fund's website, https://eventideinvestments.com/etfs/esum, or upon request by calling 1-877-771-3836.

Eventide US Market ETF

Annual Shareholder Report April 30, 2026

ESUM︳NYSE Arca

Fund Overview

This Annual shareholder report contains important information about  Monopoly ETF (the "Fund") for the period of  May 15, 2025 (commencement of operations) to April 30, 2026. You can find additional information about the Fund at https://strategysharesetfs.com/mply/. You can also request this information by contacting us at 1-855-477-3837.

Monopoly ETF

Annual Shareholder Report April 30, 2026

MPLY︳Cboe BZX Exchange

What were the Fund's costs since inception?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investmentFootnote Reference+	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Monopoly ETF	$86	0.79%

+ The Fund commenced operations during the reporting period on May 15, 2025. Expenses for a full reporting period would be higher than the amount shown.

*  Annualized for periods less than one year.

How did the Fund perform since inception?

     For the fiscal year ended April 30, 2026, the Fund returned 25.60% at net asset value, outperforming its benchmark, the S&P 500® Index, which returned 23.26%.

     The Fund’s heavier exposure to Technology companies and reduced exposure to Consumer and Health Care companies positively contributed to performance. The Fund also had positive attribution from single stock selection and weighting during the fiscal year.

     The Fund’s bias towards higher-quality companies with wide moats contributed to positive absolute and relative performance versus the index.

Fund Performance Based on $10,000 Initial Investment

Table Summary
	Fund NAV	S&P 500® Index
May 15, 25	$10,000	$10,000
Oct 31, 25	$12,224	$11,625
Apr 30, 26	$12,560	$12,326

Average Annual Total Returns

Table Summary
Since Fund Inception (5/15/2025)
Monopoly ETF	25.60%
S&P 500® Index	23.26%

Key Fund Statistics

Table Summary
Net Assets	$13,172,613
Number of Portfolio Holdings	98
Net Investment Advisory Fees	$83,826
Portfolio Turnover Rate	9%

The fund's past performance is not a good predictor of how the fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. To obtain performance information current to the most recent month-end, please cal 855-477-3837 or visit http://strategysharesetfs.com/

What did the Fund invest in?

Top 10 Holdings*

(% of Net Assets)

Alphabet, Inc.
10.2%
NVIDIA Corp.
10.1%
Apple, Inc.
9.3%
Microsoft Corp.
7.4%
Amazon.com, Inc.
6.6%
Taiwan Semiconductor Manufacturing Co., Ltd.
4.9%
Broadcom, Inc.
4.9%
Meta Platforms, Inc.
4.0%
Tesla, Inc.
3.6%
Walmart, Inc.
2.7%

Table Summary
Security	Percent of Net Assets
Walmart, Inc.	2.7%
Tesla, Inc.	3.6%
Meta Platforms, Inc.	4.0%
Broadcom, Inc.	4.9%
Taiwan Semiconductor Manufacturing Co., Ltd.	4.9%
Amazon.com, Inc.	6.6%
Microsoft Corp.	7.4%
Apple, Inc.	9.3%
NVIDIA Corp.	10.1%
Alphabet, Inc.	10.2%

Asset Allocation

(% of Net Assets)

Table Summary
Value	Value
Common Stocks	98.9%
Other Assets less Liabilities	1.1%

*  Percentages are of the net assets of the Fund and may not equal 100%. Please utilize the link below to refer to the Fund's Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued. Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

Householding

You may elect to receive shareholder reports through electronic delivery or in paper, free of charge. You can contact your financial intermediary to request electronic delivery of your reports or to receive paper copies of your reports. Your election to receive reports, whether through electronic delivery or in paper, will apply to all funds held with your financial intermediary.

Additional information about the Fund, including the Annual and Semi-Annual Financial Statements and Other Information, Holdings, Prospectus, and Statement of Additional Information, is available on the Fund's website, www.strategysharesetfs.com/mply/, or upon request, by calling 1-855-477-3837.

Monopoly ETF

Annual Shareholder Report April 30, 2026

MPLY︳Cboe BZX Exchange

Fund Overview

This Annual shareholder report contains important information about Strategy Shares Gold Enhanced Yield ETF (the "Fund") for the period of  May 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://strategysharesetfs.com/goly/. You can also request this information by contacting us at 1-855-477-3837.

Strategy Shares Gold Enhanced Yield ETF

Annual Shareholder Report April 30, 2026

GOLY︳Cboe BZX Exchange

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategy Shares Gold Enhanced Yield ETF	$83	0.79%

How did the Fund perform last year?

     For the fiscal year ended April 30, 2026, the Fund generated a total return of +9.51% at net asset value. During the same period, the Fund's benchmark, the Bloomberg U.S. Aggregate Index, returned +4.06% and the Bloomberg US Corporate Index returned +5.29%.

     The Fund’s exposure to gold was the primary source of outperformance relative to its benchmark during the fiscal year. The Fund has used three distinct investment components: the “Bond Component” which consists primarily of corporate bonds and U.S. treasury securities; the “Gold Component” which consists of gold futures contracts; and the “Commodity Basket Component” which consists of long and short economic exposure to energy and precious metals commodities. The best performing components were the Gold Component and the Bond Component. The worst performing component was the Commodity Basket Component.

Fund Performance Based on $10,000 Initial Investment

Table Summary
	Fund NAV	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Corporate Bond Index
May 17, 21	$10,000	$10,000	$10,000
Oct 31, 21	$9,619	$10,121	$10,266
Apr 30, 22	$8,806	$9,162	$8,957
Oct 31, 22	$6,850	$8,533	$8,257
Apr 30, 23	$8,814	$9,123	$9,018
Oct 31, 23	$7,902	$8,564	$8,486
Apr 30, 24	$9,334	$8,989	$9,108
Oct 31, 24	$11,359	$9,467	$9,656
Apr 30, 25	$13,030	$9,710	$9,800
Oct 31, 25	$15,676	$10,050	$10,281
Apr 30, 26	$14,269	$10,104	$10,318

Average Annual Total Returns

Table Summary
	1 Year	Since Fund Inception (5/17/2021)
Strategy Shares Gold Enhanced Yield ETF	9.51%	7.44%
Bloomberg U.S. Aggregate Bond Index	4.06%	0.21%
Bloomberg U.S. Corporate Bond Index	5.29%	0.63%

Key Fund Statistics

Table Summary
Net Assets	$125,485,571
Number of Portfolio Holdings	38
Net Investment Advisory Fees	$837,760
Portfolio Turnover Rate	100%

The fund's past performance is not a good predictor of how the fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. To obtain performance information current to the most recent month-end, please cal 855-477-3837 or visit http://strategysharesetfs.com/

What did the Fund invest in?

Top 10 Holdings* ^

(% of Net Assets)

U.S. Treasury Note
31.7%
U.S. Treasury Bill
8.6%
U.S. Treasury Note
5.6%
U.S. Treasury Bill
5.4%
JPMorgan Chase & Co.
1.8%
Wells Fargo & Co.
1.8%
Citigroup, Inc.
1.8%
Verizon Communications, Inc.
1.8%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
1.7%
Equinix, Inc.
1.7%

Table Summary
Security	Percent of Net Assets
Equinix, Inc.	1.7%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.	1.7%
Verizon Communications, Inc.	1.8%
Citigroup, Inc.	1.8%
Wells Fargo & Co.	1.8%
JPMorgan Chase & Co.	1.8%
U.S. Treasury Bill	5.4%
U.S. Treasury Note	5.6%
U.S. Treasury Bill	8.6%
U.S. Treasury Note	31.7%

Asset Allocation

(% of Net Assets)

Table Summary
Value	Value
Corporate Bonds	42.7%
U.S. Treasury Obligations	51.3%
Yankee Dollars	2.5%
Other Assets less Liabilities	3.5%

*  Percentages are of the net assets of the Fund and may not equal 100%. Please utilize the link below to refer to the Fund's Schedule of Portfolio Investments for a complete list of securities.

^  Percentages exclude derivative securities. Refer to the Fund’s Prospectus for more information about the Fund’s derivative strategy utilizing the link below.

Material Fund Changes

On January 5, 2025, the Fund changed its investment strategy. Performance information for periods prior to January 5, 2025, does not reflect the Fund’s current investment strategy.

Householding

You may elect to receive shareholder reports through electronic delivery or in paper, free of charge. You can contact your financial intermediary to request electronic delivery of your reports or to receive paper copies of your reports. Your election to receive reports, whether through electronic delivery or in paper, will apply to all funds held with your financial intermediary.

Additional information about the Fund, including the Annual and Semi-Annual  Financial Statements and Other Information, Holdings, Prospectus, and Statement of Additional Information, is available on the Fund's website, www.strategysharesetfs.com/goly/, or upon request by calling 1-855-477-3837.

Strategy Shares Gold Enhanced Yield ETF

Annual Shareholder Report April 30, 2026

GOLY︳Cboe BZX Exchange

Fund Overview

This Annual shareholder report contains important information about Strategy Shares Nasdaq 7HANDLTM Index ETF (the "Fund") for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://strategysharesetfs.com/hndl/. You can also request this information by contacting us at 1-855-477-3837.

Strategy Shares Nasdaq 7HANDL™ Index ETF

Annual Shareholder Report April 30, 2026

HNDL︳NASDAQ

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategy Shares Nasdaq 7HANDL™ Index ETF	$86	0.79%

How did the Fund perform last year?

     For the fiscal year ended April 30, 2026, the Fund generated a total return of +17.81% at net asset value. During this same period, the Fund's underlying index, the NASDAQ 7HANDL Index, returned approximately +19.30%. The Fund's benchmark, the Bloomberg U.S. Aggregate Index, returned +4.06%.

     In order to allow shareholders of the Fund to realize a predictable, but not assured, level of cash flow, the Fund has adopted a policy (which may be modified at any time by its Board of Trustees) to pay monthly distributions on Fund shares at a target rate that represents an annualized payout of approximately 7.0% on the Fund's per-share net asset value on the date of a distribution's declaration. For the fiscal year ended April 30, 2026, the Fund paid out total distributions of $1.54 per share between May 2025 and April 2026, during which period the average NAV on the distribution calculation date was $21.93.

Fund Performance Based on $10,000 Initial Investment

Table Summary
	Fund NAV	Bloomberg U.S. Aggregate Bond Index	Nasdaq 7HANDL Index
Jan 16, 18	$10,000	$10,000	$10,000
Apr 30, 18	$9,704	$9,824	$9,749
Oct 31, 18	$9,693	$9,806	$9,797
Apr 30, 19	$10,350	$10,344	$10,534
Oct 31, 19	$10,941	$10,934	$11,204
Apr 30, 20	$10,969	$11,465	$11,345
Oct 31, 20	$11,716	$11,611	$12,203
Apr 30, 21	$12,696	$11,435	$13,314
Oct 31, 21	$13,430	$11,555	$14,158
Apr 30, 22	$12,003	$10,461	$12,746
Oct 31, 22	$11,001	$9,743	$11,771
Apr 30, 23	$11,784	$10,417	$12,698
Oct 31, 23	$11,119	$9,778	$12,072
Apr 30, 24	$12,533	$10,264	$13,693
Oct 31, 24	$13,859	$10,809	$15,212
Apr 30, 25	$13,810	$11,087	$15,254
Oct 31, 25	$15,369	$11,475	$17,069
Apr 30, 26	$16,269	$11,537	$18,198

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Fund Inception (1/16/2018)
Strategy Shares Nasdaq 7HANDL™ Index ETF	17.81%	5.08%	6.05%
Bloomberg U.S. Aggregate Bond Index	4.06%	0.18%	1.74%
Nasdaq 7HANDL Index	19.30%	6.45%	7.49%

Key Fund Statistics

Table Summary
Net Assets	$645,171,573
Number of Portfolio Holdings	21
Net Investment Advisory Fees	$3,973,265
Portfolio Turnover Rate	41%

The fund's past performance is not a good predictor of how the fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. To obtain performance information current to the most recent month-end, please cal 855-477-3837 or visit http://strategysharesetfs.com/

What did the Fund invest in?

Top 10 Holdings* ^

(% of Net Assets)

Schwab U.S. Aggregate Bond ETF
11.0%
Vanguard Total Bond Market ETF
11.0%
iShares Core U.S. Aggregate Bond ETF
11.0%
Invesco Nasdaq 100 ETF
8.1%
Global X MLP & Energy Infrastructure ETF
7.4%
State Street Utilities Select Sector SPDR ETF
6.8%
WisdomTree U.S. Efficient Core Fund ETF
6.6%
Vanguard Dividend Appreciation ETF
5.7%
JPMorgan Equity Premium Income ETF
4.9%
Schwab U.S. REIT ETF
4.6%

Table Summary
Security	Percent of Net Assets
Schwab U.S. REIT ETF	4.6%
JPMorgan Equity Premium Income ETF	4.9%
Vanguard Dividend Appreciation ETF	5.7%
WisdomTree U.S. Efficient Core Fund ETF	6.6%
State Street Utilities Select Sector SPDR ETF	6.8%
Global X MLP & Energy Infrastructure ETF	7.4%
Invesco Nasdaq 100 ETF	8.1%
iShares Core U.S. Aggregate Bond ETF	11.0%
Vanguard Total Bond Market ETF	11.0%
Schwab U.S. Aggregate Bond ETF	11.0%

Asset Allocation

(% of Net Assets)

Table Summary
Value	Value
Exchange-Traded Funds	97.3%
U.S. Treasury Obligations	1.6%
Other Assets less Liabilities	1.1%

*  Percentages are of the net assets of the Fund and may not equal 100%. Please utilize the link below to refer to the Fund's Schedule of Portfolio Investments for a complete list of securities.

^  Percentages exclude derivative securities. Refer to the Fund’s Prospectus for more information about the Fund’s derivative strategy utilizing the link below.

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued. Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

Householding

You may elect to receive shareholder reports through electronic delivery or in paper, free of charge. You can contact your financial intermediary to request electronic delivery of your reports or to receive paper copies of your reports. Your election to receive reports, whether through electronic delivery or in paper, will apply to all funds held with your financial intermediary.

Additional information about the Fund, including the Annual and Semi-Annual  Financial Statements and Other Information, Holdings, Prospectus, and Statement of Additional Information, is available on the Fund's website, www.strategysharesetfs.com/hndl/, or upon request by calling 1-855-477-3837.

Strategy Shares Nasdaq 7HANDL™ Index ETF

Annual Shareholder Report April 30, 2026

HNDL︳NASDAQ

Fund Overview

This Annual shareholder report contains important information about Strategy Shares Newfound/ReSolve Robust Momentum ETF (the "Fund") for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://strategysharesetfs.com/romo/. You can also request this information by contacting us at 1-855-477-3837.

Strategy Shares Newfound/ReSolve Robust Momentum ETF

Annual Shareholder Report April 30, 2026

ROMO︳Cboe BZX Exchange

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategy Shares Newfound/ReSolve Robust Momentum ETF	$81	0.75%

How did the Fund perform last year?

     For the fiscal year ended April 30, 2026, the Fund generated a total return of +16.22% at net asset value. During this same period, the Fund's underlying index, the Newfound/ReSolve Robust Equity Momentum Index, returned approximately +17.44%, and the Fund's benchmark, the S&P Target Risk Balanced Index, returned 20.78%.

     The Fund's exposure to international developed market equity ETFs was the primary source of performance relative to its benchmark during the fiscal year, as the momentum model allocated heavily to non-U.S. developed markets equities. The best performing holding was iShares Core MSCI EAFE ETF, which enhanced the Fund's return given its dominant weighting in the portfolio throughout much of the fiscal year. iShares 7-10 Year Treasury Bond ETF and iShares 1-3 Year Treasury Bond ETF were also held during the period and contributed to performance. The worst performing holdings were iShares Core S&P 500 ETF and iShares Core MSCI Emerging Markets ETF, which were held only briefly during the period as the momentum model rotated away from U.S. equities and emerging markets.

Fund Performance Based on $10,000 Initial Investment

Table Summary
	Fund NAV	S&P Target Risk Balanced Index	Newfound/ReSolve Robust Equity Momentum Index
Nov 01, 19	$10,000	$10,000	$10,000
Apr 30, 20	$8,618	$9,495	$8,428
Oct 31, 20	$8,774	$10,396	$8,684
Apr 30, 21	$11,024	$12,139	$10,981
Oct 31, 21	$11,860	$12,685	$11,889
Apr 30, 22	$10,586	$11,374	$10,599
Oct 31, 22	$9,920	$10,501	$9,985
Apr 30, 23	$10,491	$11,599	$10,589
Oct 31, 23	$10,062	$11,206	$10,171
Apr 30, 24	$11,633	$12,728	$11,803
Oct 31, 24	$12,999	$13,820	$13,213
Apr 30, 25	$13,011	$14,026	$13,284
Oct 31, 25	$14,497	$16,025	$14,880
Apr 30, 26	$15,122	$16,941	$15,601

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Fund Inception (11/1/2019)
Strategy Shares Newfound/ReSolve Robust Momentum ETF	16.22%	6.53%	6.57%
S&P Target Risk Balanced Index	20.78%	6.89%	8.45%
Newfound/ReSolve Robust Equity Momentum Index	17.44%	7.28%	7.09%

Key Fund Statistics

Table Summary
Net Assets	$25,671,409
Number of Portfolio Holdings	4
Net Investment Advisory Fees	$140,081
Portfolio Turnover Rate	303%

The fund's past performance is not a good predictor of how the fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. To obtain performance information current to the most recent month-end, please cal 855-477-3837 or visit http://strategysharesetfs.com/

What did the Fund invest in?

Top 10 Holdings*

(% of Net Assets)

Table Summary
Security	Percent of Net Assets
iShares 7-10 Year Treasury Bond ETF	5.6%
iShares 1-3 Year Treasury Bond ETF	6.5%
iShares Core S&P 500 ETF	7.7%
iShares Core MSCI EAFE ETF	79.9%

Asset Allocation

(% of Net Assets)

Table Summary
Value	Value
Exchange-Traded Funds	99.7%
Other Assets less Liabilities	0.3%

*  Percentages are of the net assets of the Fund and may not equal 100%. Please utilize the link below to refer to the Fund's Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued. Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

Householding

You may elect to receive shareholder reports through electronic delivery or in paper, free of charge. You can contact your financial intermediary to request electronic delivery of your reports or to receive paper copies of your reports. Your election to receive reports, whether through electronic delivery or in paper, will apply to all funds held with your financial intermediary.

Additional information about the Fund, including the Annual and Semi-Annual  Financial Statements and Other Information, Holdings, Prospectus, and Statement of Additional Information, is available on the Fund's website, www.strategysharesetfs.com/romo/, or upon request by calling 1-855-477-3837.

Strategy Shares Newfound/ReSolve Robust Momentum ETF

Annual Shareholder Report April 30, 2026

ROMO︳Cboe BZX Exchange

(b) Not applicable.

Item 2. Code of Ethics.

As of the end of the period covered by this report, the Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party (the “Code of Ethics”). During the period covered by this report, there were no amendments, nor did the Registrant grant any waivers, including any implicit waivers, from any provision of the Code of Ethics. The Code of Ethics is attached hereto as Exhibit 19(a)(1) of this Form.

Item 3. Audit Committee Financial Expert.

(a)(1) The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable.

(a)(3) At this time, the registrant believes that the experience provided by each member of the audit committee together offers the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees. Fees for audit services provided to the Registrant by its principal accountants for the two most recent fiscal years were:

Fiscal year ended 2026: $162,900

Fiscal year ended 2025: $106,150

(b)	Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for audit-related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) were:

Fiscal year ended 2026: $0

Fiscal year ended 2025: $0

(c)	Tax Fees. Fees for tax services, which consisted of income and excise tax compliance services, were:

Fiscal year ended 2026: $48,000

Fiscal year ended 2025: $27,500

(d)	All Other Fees. Fees for other services totaled:

Fiscal year ended 2026: $0

Fiscal year ended 2025: $0

(e) (1) The Registrant’s Audit Committee has adopted Pre-Approval Policies and Procedures. The Audit Committee must pre-approve all audit services and non-audit services that the principal accountant provides to the Registrant. The Audit Committee must also pre-approve any engagement of the principal accountant to provide non-audit services to the Registrant’s investment adviser, or any affiliate of the adviser that provides ongoing services to the Registrant, if such non-audit services directly impact the Registrant’s operations and financial reporting.

      (2) No services described in items (b) were pre-approved by the Audit Committee pursuant to Rule 2 01(c)(7)(i)(c) of Regulation S-X.

(f) All of the work in connection with the audit of the Registrant during the years ended April 30, 2026 and 2025 was performed by full-time employees of the Registrant’s principal accountant.

(g) The aggregate fees billed by the principal accountant for non-audit services to the Registrant, the Registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant were:

Fiscal year ended 2026: $48,000

Fiscal year ended 2025: $27,500

(h) The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal auditor’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are Stephen P. Lachenauer (Chairman) and Tobias Caldwell.

Item 6. Investments.

(a)	The Schedule of Investments in Securities of unaffiliated issuers is included as part of the Financial Statements filed under Item 7(a) of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	The registrant’s Financial Statements are attached herewith.

(b)	The registrant’s Financial Highlights are attached herewith.

Annual Financial Statements
and Other Information

Day Hagan Smart Sector ETF (SSUS)
Day Hagan Smart Sector Fixed Income ETF (SSFI)
Day Hagan Smart Sector International ETF (SSXU)
Day Hagan Smart Buffer ETF (DHSB)

APRIL 30, 2026

Day Hagan Smart Sector ETF	April 30, 2026

Portfolio of Investments

Shares		Value
Common Stocks — 10.9%
Communication Services — 4.9%
43,249	Alphabet, Inc., Class A	$16,642,216
17,246	Meta Platforms, Inc., Class A	10,553,000
		27,195,216
Information Technology — 6.0%
39,398	Apple, Inc.	10,690,647
26,822	Microsoft Corp.	10,937,475
57,793	NVIDIA Corp.	11,533,749
		33,161,871
Total Common Stocks (Cost $51,713,532)		$60,357,087

Exchange-Traded Funds — 88.7%
78,069	Invesco S&P 500 Equal Weight ETF	15,882,357
182,428	iShares Core S&P 500 ETF	131,725,787
440,656	State Street Communication Services Select Sector SPDR ETF	51,340,831
172,224	State Street Consumer Discretionary Select Sector SPDR ETF	20,382,710
65,911	State Street Consumer Staples Select Sector SPDR ETF	5,556,956
172,636	State Street Energy Select Sector SPDR ETF	10,297,737
237,838	State Street Financial Select Sector SPDR ETF	12,398,495
78,248	State Street Health Care Select Sector SPDR ETF	11,423,426
134,623	State Street Industrial Select Sector SPDR ETF	23,502,483
133,577	State Street Materials Select Sector SPDR ETF	6,875,208
395,296	State Street Real Estate Select Sector SPDR ETF	17,551,142
453,876	State Street Technology Select Sector SPDR ETF	72,393,222
346,828	State Street Utilities Select Sector SPDR ETF	16,248,892
730	Vanguard Consumer Staples ETF	169,462
67	Vanguard Health Care ETF	18,255
68	Vanguard Industrials ETF	23,121
920,240	Vanguard Information Technology ETF	94,950,363
414	Vanguard Real Estate ETF	39,881
Total Exchange-Traded Funds (Cost $424,280,434)		$490,780,328
Total Investments — 99.6%
(Cost $475,993,966)		$551,137,415
Net other assets (liabilities) — 0.4%		2,264,152

Net Assets — 100.0%		$553,401,567

ETF — Exchange-Traded Fund

S&P — Standard and Poor’s

SPDR — Standard and Poor’s Depositary Receipts

See notes which are an integral part of the Financial Statements

Annual Financial Statements and Other Information | 1

Day Hagan Smart Sector Fixed Income ETF	April 30, 2026

Portfolio of Investments

Shares		Value
Exchange-Traded Funds — 99.0%
7,133	State Street SPDR Bloomberg Investment Grade Floating Rate ETF	$219,982
136,590	State Street SPDR Portfolio Corporate Bond ETF	3,962,476
113,209	State Street SPDR Portfolio High Yield Bond ETF	2,666,072
144,710	State Street SPDR Portfolio Intermediate Term Treasury ETF	4,131,471
104,779	State Street SPDR Portfolio Long Term Treasury ETF	2,725,302
181,222	State Street SPDR Portfolio Mortgage Backed Bond ETF	4,046,687
46,808	State Street SPDR Portfolio Short Term Treasury ETF	1,363,517
20,095	Vanguard Emerging Markets Government Bond ETF	1,344,958
27,536	Vanguard Total International Bond ETF	1,323,105
Total Exchange-Traded Funds (Cost $21,890,061)		$21,783,570
Total Investments — 99.0%
(Cost $21,890,061)		$21,783,570
Net other assets (liabilities) — 1.0%		221,724

Net Assets — 100.0%		$22,005,294

ETF — Exchange-Traded Fund

SPDR — Standard and Poor’s Depositary Receipts

See notes which are an integral part of the Financial Statements

2 | Annual Financial Statements and Other Information

Day Hagan Smart Sector International ETF	April 30, 2026

Portfolio of Investments

Shares		Value
Exchange-Traded Funds — 98.9%
78,486	Franklin FTSE Canada ETF	$4,107,172
65,638	Franklin FTSE India ETF	2,321,616
177,998	Franklin FTSE Japan ETF	6,778,165
120,091	Franklin FTSE United Kingdom ETF	4,329,281
54,056	iShares MSCI Australia ETF	1,594,111
56,146	iShares MSCI Chile ETF	2,344,657
46,103	iShares MSCI China ETF	2,654,150
21,995	iShares MSCI France ETF	997,033
20,957	iShares MSCI Germany ETF	885,643
38,103	iShares MSCI Netherlands ETF	2,389,249
51,990	iShares MSCI New Zealand ETF	2,319,835
45,490	iShares MSCI Sweden ETF	2,351,833
14,577	iShares MSCI Switzerland ETF	894,590
Total Exchange-Traded Funds (Cost $32,279,626)		$33,967,335
Total Investments — 98.9%
(Cost $32,279,626)		$33,967,335
Net other assets (liabilities) — 1.1%		365,644

Net Assets — 100.0%		$34,332,979

ETF — Exchange-Traded Fund

FTSE — Financial Times Stock Exchange

MSCI — Morgan Stanley Capital International

See notes which are an integral part of the Financial Statements

Annual Financial Statements and Other Information | 3

Day Hagan Smart Buffer ETF	April 30, 2026

Portfolio of Investments

Contracts		Value
Purchased Option Contract — 2.2%
609	State Street SPDR S&P 500 ETF Trust, 9/18/26(a)	$944,255
Total Purchased Option Contract (Cost $2,223,589)		$944,255

Shares		Value
Exchange-Traded Fund — 100.9%
60,900	State Street SPDR S&P 500 ETF Trust(b)(c)	43,766,394
Total Exchange-Traded Fund (Cost $36,742,352)		$43,766,394
Total Investments — 103.1%
(Cost $38,965,941)		$44,710,649
Written Options Contracts — (3.5)%(d)		(1,520,064)
Net other assets (liabilities) — 0.4%		159,762

Net Assets — 100.0%		$43,350,347

(a)	See Purchased Options Contracts.

(b)	As of April 30, 2026, investment is 100.9% of the Fund’s net assets. See Note 9 in the Notes to Financial Statements.

(c)	All or a portion is held as collateral for written options.

(d)	See Written Options Contracts.

ETF — Exchange-Traded Fund

S&P — Standard and Poor’s

SPDR — Standard and Poor’s Depositary Receipts

Purchased Options Contracts

Exchange-traded options contracts purchased as of April 30, 2026 were as follows:

			Notional
		Number of	Amount	Cost	Strike Price	Expiration	Value
Description	Put/Call	Contracts	(000)($)	($)	($)	Date	($)
State Street SPDR S&P 500 ETF Trust	Put	609	41,412	2,223,589	680.00	9/18/26	944,255
(Total Cost $2,223,589)							944,255

Written Options Contracts

Exchange-traded options contracts written as of April 30, 2026 were as follows:

			Notional	Premiums
		Number of	Amount	Received	Strike Price	Expiration	Value
Description	Put/Call	Contracts	(000)($)	($)	($)	Date	($)
State Street SPDR S&P 500 ETF Trust	Call	609	45,066	1,532,568	740.00	9/18/26	(1,312,090)
State Street SPDR S&P 500 ETF Trust	Put	609	33,191	682,827	545.00	9/18/26	(207,974)
(Total Premiums Received $2,215,395)							(1,520,064)

See notes which are an integral part of the Financial Statements

4 | Annual Financial Statements and Other Information

Statements of Assets and Liabilities	April 30, 2026

	Day Hagan Smart	Day Hagan Smart
	Sector ETF	Sector Fixed Income ETF
Assets:
Investments, at value (Cost $475,993,966 and $21,890,061)	$551,137,415	$21,783,570
Cash and Cash Equivalents	2,562,175	235,520
Total Assets	553,699,590	22,019,090
Liabilities:
Accrued expenses:
Advisory	298,023	13,796
Total Liabilities	298,023	13,796
Net Assets	$553,401,567	$22,005,294
Net Assets consist of:
Paid-in Capital	$579,670,656	$26,687,828
Total Distributable Earnings (Loss)	(26,269,089)	(4,682,534)
Net Assets	$553,401,567	$22,005,294

Net Assets:	$553,401,567	$22,005,294
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value):	10,650,000	1,030,000
Net Asset Value (offering and redemption price per share):	$51.96	$21.36

See notes which are an integral part of the Financial Statements

Annual Financial Statements and Other Information | 5

Statements of Assets and Liabilities (Continued)	April 30, 2026

	Day Hagan Smart	Day Hagan Smart
	Sector International ETF	Buffer ETF
Assets:
Investments, at value (Cost $32,279,626 and $38,965,941)	$33,967,335	$44,710,649
Cash and Cash Equivalents	385,236	182,554
Total Assets	34,352,571	44,893,203
Liabilities:
Written options contracts, at fair value (Premiums received $— and $2,215,395)	—	1,520,064
Accrued expenses:
Advisory	19,592	22,792
Total Liabilities	19,592	1,542,856
Net Assets	$34,332,979	$43,350,347
Net Assets consist of:
Paid-in Capital	$34,052,027	$40,298,169
Total Distributable Earnings (Loss)	280,952	3,052,178
Net Assets	$34,332,979	$43,350,347

Net Assets:	$34,332,979	$43,350,347
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value):	950,000	1,625,000
Net Asset Value (offering and redemption price per share):	$36.14	$26.68

See notes which are an integral part of the Financial Statements

6 | Annual Financial Statements and Other Information

Statements of Operations	For the year ended April 30, 2026

	Day Hagan Smart	Day Hagan Smart
	Sector ETF	Sector Fixed Income ETF
	Year ended	Year ended
	April 30, 2026	April 30, 2026
Investment Income:
Dividend income	$6,285,739	$1,484,949
Interest income	911	—
Total Investment Income	6,286,650	1,484,949
Expenses:
Advisory	3,751,353	232,154
Total Net Expenses	3,751,353	232,154
Net Investment Income	2,535,297	1,252,795
Realized and Unrealized Gains (Losses):
Net realized gains (losses) from investment transactions	(6,439,917)	(110,798)
Net realized gains (losses) from in-kind transactions	78,494,066	527,947
Change in unrealized appreciation (depreciation) on investments	64,988,359	(646,266)
Net Realized and Unrealized Gains (Losses)	137,042,508	(229,117)
Change in Net Assets Resulting From Operations	$139,577,805	$1,023,678

See notes which are an integral part of the Financial Statements

Annual Financial Statements and Other Information | 7

Statements of Operations (Continued)	For the year ended April 30, 2026

	Day Hagan Smart	Day Hagan Smart
	Sector International ETF	Buffer ETF
	Year ended	Year ended
	April 30, 2026	April 30, 2026
Investment Income:
Dividend income	$1,284,886	$421,780
Total Investment Income	1,284,886	421,780
Expenses:
Advisory	262,142	252,751
Interest expense	—	29,472
Total Net Expenses	262,142	282,223
Net Investment Income	1,022,744	139,557
Realized and Unrealized Gains (Losses):
Net realized gains (losses) from investment transactions	1,005,399	(1,661,378)
Net realized gains (losses) from in-kind transactions	6,783,084	—
Net realized gains (losses) from written options transactions	—	(1,863,269)
Change in unrealized appreciation (depreciation) on investments	(320,128)	6,446,469
Change in unrealized appreciation (depreciation) on written options	—	1,114,082
Net Realized and Unrealized Gains (Losses)	7,468,355	4,035,904
Change in Net Assets Resulting From Operations	$8,491,099	$4,175,461

See notes which are an integral part of the Financial Statements

8 | Annual Financial Statements and Other Information

Statements of Changes in Net Assets

	Day Hagan Smart		Day Hagan Smart
	Sector ETF		Sector Fixed Income ETF
	Year ended	Year ended	Year ended	Year ended
	April 30, 2026	April 30, 2025	April 30, 2026	April 30, 2025
From Investment Activities:
Operations:
Net investment income	$2,535,297	$3,842,503	$1,252,795	$1,332,732
Net realized gains from investment and in-kind transactions	72,054,149	60,870,550	417,149	190,554
Change in unrealized appreciation (depreciation) on investments	64,988,359	(6,081,653)	(646,266)	1,129,015
Change in net assets resulting from operations	139,577,805	58,631,400	1,023,678	2,652,301
Distributions to Shareholders:
Total distributions	(2,859,562)	(4,164,342)	(1,222,716)	(1,365,767)
Change in net assets from distributions	(2,859,562)	(4,164,342)	(1,222,716)	(1,365,767)
Capital Transactions:
Proceeds from shares issued	422,543,074	449,733,025	18,341,500	12,298,475
Cost of shares redeemed	(547,557,409)	(571,272,290)	(33,086,389)	(16,004,572)
Change in net assets from capital transactions	(125,014,335)	(121,539,265)	(14,744,889)	(3,706,097)
Change in net assets	11,703,908	(67,072,207)	(14,943,927)	(2,419,563)
Net Assets:
Beginning of period	541,697,659	608,769,866	36,949,221	39,368,784
End of period	$553,401,567	$541,697,659	$22,005,294	$36,949,221
Share Transactions:
Issued	8,985,000	11,075,000	850,000	575,000
Redeemed	(11,735,000)	(14,225,000)	(1,545,000)	(750,000)
Change in shares	(2,750,000)	(3,150,000)	(695,000)	(175,000)

See notes which are an integral part of the Financial Statements

Annual Financial Statements and Other Information | 9

Statements of Changes in Net Assets (Continued)

	Day Hagan Smart		Day Hagan Smart
	Sector International ETF		Buffer ETF
				For the period
				February 13,
				2025(a)
	Year ended	Year ended	Year ended	through
	April 30, 2026	April 30, 2025	April 30, 2026	April 30, 2025
From Investment Activities:
Operations:
Net investment income	$1,022,744	$858,271	$139,557	$46,286
Net realized gains (losses) from investment, in-kind and written options transactions	7,788,483	687,310	(3,524,647)	382,722
Change in unrealized appreciation (depreciation) on investments and written options	(320,128)	1,783,606	7,560,551	(1,120,512)
Change in net assets resulting from operations	8,491,099	3,329,187	4,175,461	(691,504)
Distributions to Shareholders:
Total distributions	(1,005,212)	(931,752)	(496,579)	—
Change in net assets from distributions	(1,005,212)	(931,752)	(496,579)	—
Capital Transactions:
Proceeds from shares issued	63,713,864	27,489,541	6,387,446	36,423,515
Cost of shares redeemed	(75,451,389)	(25,347,859)	—	(2,447,992)
Change in net assets from capital transactions	(11,737,525)	2,141,682	6,387,446	33,975,523
Change in net assets	(4,251,638)	4,539,117	10,066,328	33,284,019
Net Assets:
Beginning of period	38,584,617	34,045,500	33,284,019	—
End of period	$34,332,979	$38,584,617	$43,350,347	$33,284,019
Share Transactions:
Issued	1,850,000	950,000	250,000	1,475,000
Redeemed	(2,200,000)	(875,000)	—	(100,000)
Change in shares	(350,000)	75,000	250,000	1,375,000

(a)	Commencement of operations

See notes which are an integral part of the Financial Statements

10 | Annual Financial Statements and Other Information

Financial Highlights

	Net Asset Value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses)	Total from investment activities	Distributions from net investment income	Distributions from net realized gains from investment	Total distributions	Net Asset Value, end of period	Total return at Net Asset Value(b)(c)	Ratio of Net Expenses to Average Net Assets(d)(e)		Ratio of Gross Expenses to Average Net Assets(d)(e)		Ratio of Net Investment Income (Loss) to Average Net Assets(d)	Net Assets at end of period (000’s)	Portfolio turnover(b)
Day Hagan Smart Sector ETF
Year Ended April 30, 2026	$40.43	0.22	11.56	11.78	(0.25)	—	(0.25)	$51.96	29.17%	0.68%		0.68%		0.46%	$553,402	137%
Year Ended April 30, 2025	$36.78	0.26	3.68	3.94	(0.29)	—	(0.29)	$40.43	10.67%	0.68%		0.68%		0.64%	$541,698	96%
Year Ended April 30, 2024	$33.42	0.43	3.31	3.74	(0.38)	—	(0.38)	$36.78	11.23%	0.68%		0.68%		1.21%	$608,770	296%
Year Ended April 30, 2023	$32.69	0.23	0.69	0.92	(0.19)	—	(0.19)	$33.42	2.89%	0.68%		0.68%		0.74%	$425,303	207%
Year Ended April 30, 2022	$32.46	0.18	0.25	0.43	(0.20)	—	(0.20)	$32.69	1.26%	0.68%		0.68%		0.52%	$467,407	111%

Day Hagan Smart Sector Fixed Income ETF
Year Ended April 30, 2026	$21.42	0.79	(0.13)	0.66	(0.72)	—	(0.72)	$21.36	3.11%	0.68%		0.68%		3.67%	$22,005	59%
Year Ended April 30, 2025	$20.72	0.74	0.73	1.47	(0.77)	—	(0.77)	$21.42	7.17%	0.68%		0.68%		3.46%	$36,949	123%
Year Ended April 30, 2024	$21.91	0.80	(1.13)	(0.33)	(0.86)	—	(0.86)	$20.72	(1.55)%	0.68%		0.68%		3.75%	$39,369	124%
Year Ended April 30, 2023	$22.89	0.60	(1.12)	(0.52)	(0.46)	—	(0.46)	$21.91	(2.21)%	0.68%		0.68%		2.72%	$42,717	174%
September 28, 2021(g) through April 30, 2022	$24.85	0.27	(2.02)	(1.75)	(0.21)	—	(0.21)	$22.89	(7.10)%	0.68%		0.68%		1.87%	$24,611	85%

Day Hagan Smart Sector International ETF
Year Ended April 30, 2026	$29.68	0.89	6.48	7.37	(0.91)	—	(0.91)	$36.14	25.00%	0.68%		0.68%		2.65%	$34,333	335%
Year Ended April 30, 2025	$27.79	0.68	1.97	2.65	(0.76)	—	(0.76)	$29.68	9.71%	0.68%		0.68%		2.35%	$38,585	321%
Year Ended April 30, 2024	$27.46	0.66	0.23	0.89	(0.56)	—	(0.56)	$27.79	3.29%	0.68%		0.68%		2.42%	$34,046	378%
June 30, 2022(g) through April 30, 2023	$24.82	0.09	2.71	2.80	(0.16)	—	(0.16)	$27.46	11.36%	0.68%		0.68%		0.40%	$17,852	231%

Day Hagan Smart Buffer ETF
Year Ended April 30, 2026	$24.21	0.09	2.70	2.79	(0.03)	(0.29)	(0.32)	$26.68	11.57%	0.73	%(f)	0.73	%(f)	0.36%	$43,350	15%
February 13, 2025(g) through April 30, 2025	$25.00	0.04	(0.83)	(0.79)	—	—	—	$24.21	(3.16)%	0.79	%(f)	0.79	%(f)	0.81%	$33,284	—%

(a)	Calculated using the average shares method

(b)	Not annualized for periods less than one year

(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions, including dividends and return of capital, at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(d)	Annualized for periods less than one year

(e)	The Fund invests in other funds and indirectly bears its proportionate share of fees and expenses incurred by the underlying funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

(f)	Excluding interest expense, the net expense ratio would have been 0.65%.

(g)	Commencement of operations

See notes which are an integral part of the Financial Statements

Annual Financial Statements and Other Information | 11

Notes to Financial Statements	April 30, 2026

(1) Organization

Strategy Shares (the “Trust”) was organized on September 7, 2010 as a Delaware statutory trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest (“Shares”) in one or more series representing interests in separate portfolios of securities. Currently, the Trust offers its Shares in fourteen separate series. The accompanying Financial Statements relate to the following series: Day Hagan Smart Sector ETF, Day Hagan Smart Sector Fixed Income ETF, Day Hagan Smart Sector International ETF, and the Day Hagan Smart Buffer ETF (individually referred to as a “Fund,” or collectively as the “Funds”). Day Hagan Smart Sector ETF and Day Hagan Smart Sector Fixed Income ETF are each classified as a diversified fund under the 1940 Act, while Day Hagan Smart Sector International ETF and Day Hagan Smart Buffer ETF are each classified as non diversified under the 1940 Act. Each Fund is an actively-managed exchange traded fund. The investment objective of the Day Hagan Smart Sector ETF and the Day Hagan Smart Buffer ETF is to seek long term capital appreciation and preservation of capital. The investment objective of the Day Hagan Smart Sector Fixed Income ETF and the Day Hagan Smart Sector International ETF is to seek total return, consisting of income and capital appreciation. The Funds’ prospectuses provide a description of each Fund’s investment objectives, policies, and strategies. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held.

Shares of each Fund are listed and traded on the NYSE Arca, Inc. Market prices for the Shares may be different from their net asset value (“NAV”). Each Fund issues and redeems Shares on a continuous basis at NAV only in large blocks of shares, or multiples thereof, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit.

Effective October 1, 2025, Ashton Thomas Private Wealth, LLC d.b.a Day Hagan Asset Management is the Funds’ investment adviser. Accordingly, all references to the “Donald L. Hagan, LLC d.a. Day Hagan Asset Management,” the Funds’ former investment adviser, are hereby changed to “Ashton Thomas Private Wealth, LLC d.b.a Day Hagan Asset Management.”

Under the Trust’s organizational documents, its officers and Board of Trustees (“the Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

(2) Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946

Financial Services – Investment Companies including Accounting Standard Update 2013-08. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Investment Valuations

The Funds hold investments at fair value. Fair value is defined as the price that would be expected to be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Security values are ordinarily obtained through the use of independent pricing services pursuant to procedures approved by the Board. Pursuant to these procedures, the Funds may use a pricing service, bank, or broker-dealer experienced in such matters to value the Funds’ securities. When reliable market quotations are not readily available for any security, the fair value of that security will be determined in accordance with procedures approved by the Board. The fair valuation process is designed to value the subject security at the price the Funds would reasonably expect to receive upon its current sale. Additional consideration is given to securities that have experienced a decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly.

The Trust has a three- tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Funds’ investments. The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

●	Level 1 – Quoted prices in active markets for identical assets

●	Level 2 – Other observable pricing inputs at the measurement date (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – Significant unobservable pricing inputs at the measure-ment date (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Equity securities (including foreign equity securities) traded on a securities exchange are valued at the last reported sales price on the principal exchange, except that equity securities traded on the Nasdaq are valued at the Nasdaq official closing price. If there is no reported sale on the principal exchange, and in the case of over-the-counter securities and options contracts, equity securities are valued at the mean of the quoted bid and asked prices. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities traded on a national securities exchange or in the over the-counter market are valued at the last reported sales price on the principal exchange. If there is no reported sale on the principal exchange, and for all other debt securities, debt securities are valued at a price supplied by a security pricing service. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

12 | Annual Financial Statements and Other Information

Notes to Financial Statements (Continued)

The following table provides the fair value measurement as of April 30, 2026:

		Total
Fund	Level 1	Investments
Day Hagan Smart Sector ETF
Common Stocks(a)	$60,357,087	$60,357,087
Exchange-Traded Funds	490,780,328	490,780,328
Total Investments	$551,137,415	$551,137,415

Day Hagan Smart Sector
Fixed Income ETF
Exchange-Traded Funds	$21,783,570	$21,783,570
Total Investments	$21,783,570	$21,783,570

Day Hagan Smart Sector
International ETF
Exchange-Traded Funds	$33,967,335	$33,967,335
Total Investments	$33,967,335	$33,967,335

Day Hagan Smart Buffer ETF
Purchased Option Contract	$944,255	$944,255
Exchange-Traded Fund	43,766,394	43,766,394
Total Investments	$44,710,649	$44,710,649

Other Financial Instruments(b)
Written Options Contracts	($1,520,064)	($1,520,064)
Total Other Financial Instruments	($1,520,064)	($1,520,064)

(a)	Please see the Portfolio of Investments for industry classifications.

(b)	Other financial instruments include derivative instruments, such as written options, which are valued at fair value.

For the year ended April 30, 2026, there were no Level 2 or Level 3 investments for which significant unobservable inputs were used to determine fair value, nor were there any transfers into or out of Level 3 during the year.

B. Security Transactions and Related Income

Investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the effective interest method. Securities’ gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding, if any, are recorded on the ex-dividend date. Investment income from non-U.S. sources received by the Funds is generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties. The Funds may be subject to foreign taxes on gains in investments or currency repatriation. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

C. Cash and Cash Equivalents

Idle cash may be swept into various overnight demand deposits and is classified as cash and cash equivalents on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limit of $250,000. Amounts swept overnight are available on the next business day.

D. Derivative Instruments

Options Contracts:

Purchased Options: The Funds pay a premium which is included in “Investments, at value” on the Statements of Assets and Liabilities and marked to market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. When a put option is exercised or closed, premiums paid for purchasing options are offset against proceeds to determine the realized gain/loss on the transaction. The Funds bear the risk of loss of the premium and change in value should the counterparty not perform under the contract.

Written Options: The Funds receive a premium which is recorded as a liability and is subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. The risk associated with writing an option is that the Funds bear the market risk of an unfavorable change in the price of an underlying asset and are required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current value. As of April 30, 2026, the Funds hold deposits at brokers for written options collateral, which is reported on the Statements of Assets and Liabilities.

The gross notional amount of purchased and written options outstanding as of April 30, 2026, and the monthly average notional amount for these contracts for the year ended April 30, 2026, were as follows:

		Monthly
	Outstanding	Average
	Gross Notional	Gross Notional
	Amount	Amount
Purchased Options:
Day Hagan Smart Buffer ETF	$41,412,000	$38,061,125
Written Options:
Day Hagan Smart Buffer ETF	78,256,500	71,359,875

Summary of Derivative Instruments:

The following is a summary of the fair value of derivative instruments on the Statements of Assets and Liabilities, categorized by risk exposure, as of April 30, 2026:

	Assets	Liabilities
Investments,
	at Value for	Written
	Purchased	Options,
	Options	at Value
Equity Risk Exposure
Day Hagan Smart Buffer ETF	$944,255	$1,520,064

Annual Financial Statements and Other Information | 13

Notes to Financial Statements (Continued)

The following is a summary of the effect of derivative instruments on the Statements of Operations, categorized by risk exposure, for the year ended April 30, 2026:

Net Change in
	Net Realized Gains		Unrealized Appreciation
	(Losses) from		(Depreciation) on
	Purchased	Written	Purchased	Written
	Options(a)	Options	Options(b)	Options
Equity Risk Exposure:
Day Hagan Smart Buffer ETF	$(2,089,540)	$(1,863,269)	$(2,567,023)	$1,114,082

(a)	These are included with realized gains (losses) from investment transactions on the Statements of Operations.

(b)	These are included with change in unrealized appreciation (depreciation) on investments on the Statements of Operations.

E. Dividends and Distributions to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. For the Day Hagan Smart Sector ETF, Day Hagan Smart Sector International ETF and Day Hagan Smart Buffer ETF, dividends from net investment income, if any, are declared and paid annually. For the Day Hagan Smart Sector Fixed Income ETF, dividends from net investment income, if any, are declared and paid quarterly. Net realized capital gains, if any, are distributed at least annually.

The amount of dividends from net investment income and net realized gains is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature (e. g., distributions and income received from pass-through investments, differing treatment of income relating to swap agreements), such amounts are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. Temporary differences are primarily due to wash sales and differing treatment on certain investments. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as a distribution of capital.

F. Allocation of Expenses

Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among all series of the Trust in relation to the net assets of each series or on another reasonable basis. The Trust may share expenses with Mutual Fund and Variable Insurance Trust, an open-end management investment company managed by Rational Advisors, Inc. Those expenses that are shared are allocated proportionally among each of the trusts or on another reasonable basis.

(3) Investment Advisory and Other Contractual Services A. Investment Advisory Fees

Ashton Thomas Private Wealth, LLC d.b.a Day Hagan Asset Management (the “Advisor”), serves as the Funds’ investment advisor pursuant to a Management Agreement . Subject at all times to the oversight of the Board, the Advisor is responsible for the overall management of the Funds. The Trust has arranged for distribution, custody, fund administration, transfer agency and all other services necessary for the Fund to operate. Day Hagan Smart Sector ETF, Day

Hagan Smart Sector Fixed Income ETF and Day Hagan Smart Sector International ETF pay 0.68%, while Day Hagan Smart Buffer ETF pays 0.65% of its average daily net assets, computed daily and paid monthly, for advisory services they receive from the Advisor. These fees are each structured as a “Unified Fee,” pursuant to which the Advisor is obligated to pay or arrange for the payment of substantially all expenses of the Funds (including, without limitation, transfer agent fees, administrative fees and expenses, custodian fees, legal fees, accounting fees, any other expenses (including clerical expenses) of issue, sale, repurchase or redemption of shares, expenses of registering or qualifying shares for sale, transfer taxes, all expenses of preparing the Trust’s registration statements and prospectuses for the Funds, and the cost of printing and delivering to shareholders prospectuses and reports), except the Funds’ Advisory fee; taxes; brokerage commissions and trading costs; interest (including borrowing costs and overdraft charges); short sale dividends and interest expenses; acquired fund fees and expenses; and non-routine or extraordinary expenses of the Funds (such as litigation or reorganizational costs), each of which is paid by the Funds. The Advisor’s Unified Fee is designed to cause substantially all of each Fund’s expenses to be paid and to compensate the Advisor for providing services for the Funds.

B. Distribution and Shareholder Services Fees

Foreside Fund Services, LLC (the “Distributor”) is the principal underwriter and distributor of each Fund’s Shares. The Distributor is compensated by the Advisor in accordance with a Distribution Services Agreement between the Advisor and the Distributor. The Trust has adopted but has yet to implement a Rule 12b-1 Distribution Plan (the “Plan”). The Plan is designed to compensate or reimburse financial intermediaries (including the Distributor, the Advisor, and their affiliates) for activities principally intended to result in the sale of Fund shares, such as advertising and marketing of shares (including printing and disseminating prospectuses and sales literature to prospective shareholders and financial intermediaries) and providing incentives to financial intermediaries to sell shares. The Plan is also designed to cover the cost of administrative services performed in conjunction with the sale of shares, including, but not limited to, shareholder services, recordkeeping services and educational services, as well as the costs of implementing and operating the Plan. In accordance with the Plan, the Distributor may enter into agreements with financial intermediaries and dealers relating to distribution and/or marketing services with respect to the Funds. Pursuant to the Plan, each Fund may pay a 12b-1 fee not to exceed 0.25% per year of its average daily net assets. No 12b-1 fee is currently paid by the Funds and the Board has not approved any payments under the Plan.

(4) Investment Transactions

Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the year ended April 30, 2026, were as follows:

Fund	Purchases	Sales
Day Hagan Smart Sector ETF	$742,183,898	$742,686,741
Day Hagan Smart Sector Fixed Income ETF	20,488,293	20,077,480
Day Hagan Smart Sector International ETF	127,514,892	125,761,363
Day Hagan Smart Buffer ETF	5,706,718	8,015,605

14 | Annual Financial Statements and Other Information

Notes to Financial Statements (Continued)

Purchases and sales of in-kind transactions for the year ended April 30, 2026, were as follows:

Fund	Purchases	Sales
Day Hagan Smart Sector ETF	$417,394,801	$544,776,404
Day Hagan Smart Sector Fixed Income ETF	18,118,957	32,861,544
Day Hagan Smart Sector International ETF	62,653,184	75,226,819
Day Hagan Smart Buffer ETF	6,133,927	—

(5) Capital Share Transactions

Shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof at net asset value . Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail on the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in -kind deposit of a designated basket of securities, which constitutes an optimized representation of the securities of that Fund’s specified universe, and an amount of cash. Investors purchasing and redeeming Creation Units may be charged a transaction fee to cover the transfer and other transactional costs it incurs to issue or redeem Creation Units. The standard charge and maximum transaction fee for each Fund are $250 and $1,000, respectively.

For financial reporting, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. These gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders. At the end of the Funds’ tax year, the gains or losses are reclassified from accumulated net realized gain (loss) to paid -in capital. These reclassifications have no effect on net assets or NAV per share.

From time to time, settlement of securities related to subscriptions in kind or redemptions-in-kind may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities payable related to in-kind transactions” on the Statements of Assets and Liabilities.

(6) Federal Income Taxes

It is the policy of each Fund to qualify or continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

The Trust has evaluated tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether it is more-likely-than not (i.e., greater than 50-percent chance) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Tax positions taken in tax years remain subject to examination by tax authorities (generally three years plus the interim tax period since then for federal income tax purposes). The determination has been made that there are not any uncertain tax positions that would require the Funds to record a tax liability and, therefore, there is no impact to the Funds’ financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the year ended April 30, 2026, the Funds did not incur any interest or penalties. The tax year end for the Funds is April 30.

As of the tax year ended April 30, 2026, the tax cost of securities including written options and the breakdown of unrealized appreciation (depreciation) were as follows:

				Net Unrealized
	Tax Cost of	Unrealized	Unrealized	Appreciation
Fund	Securities	Appreciation	Depreciation	(Depreciation)
Day Hagan Smart Sector ETF	$476,233,260	$74,922,754	$(18,599)	$74,904,155
Day Hagan Smart Sector Fixed Income ETF	21,925,079	6,875	(148,384)	(141,509)
Day Hagan Smart Sector International ETF	32,288,923	1,843,158	(164,746)	1,678,412
Day Hagan Smart Buffer ETF	36,757,495	7,712,424	(1,279,334)	6,433,090

The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to basis adjustments for wash sales.

The tax character of distributions paid during the tax year ended April 30, 2026, were as follows:

	Distributions paid from
	Ordinary	Net Long-Term	Total Taxable	Total Distributions
Fund	Income	Capital Gains	Distributions	Paid
Day Hagan Smart Sector ETF	$2,859,562	$—	$2,859,562	$2,859,562
Day Hagan Smart Sector Fixed Income ETF	1,222,716	—	1,222,716	1,222,716
Day Hagan Smart Sector International ETF	1,005,212	—	1,005,212	1,005,212
Day Hagan Smart Buffer ETF	496,579	—	496,579	496,579

Annual Financial Statements and Other Information | 15

Notes to Financial Statements (Continued)

The tax character of distributions paid during the tax year ended April 30, 2025, were as follows:

	Distributions paid from
	Ordinary	Net Long-Term	Total Taxable	Total Distributions
Fund	Income	Capital Gains	Distributions	Paid
Day Hagan Smart Sector ETF	$4,164,342	$—	$4,164,342	$4,164,342
Day Hagan Smart Sector Fixed Income ETF	1,365,767	—	1,365,767	1,365,767
Day Hagan Smart Sector International ETF	931,752	—	931,752	931,752

As of the tax year ended April 30, 2026, the components of distributable earnings (loss) on a tax basis were as follows:

	Undistributed	Undistributed		Accumulated	Unrealized	Total
	Ordinary	Long Term	Distributable	Capital and	Appreciation	Distributable
Fund	Income	Capital Gains	Earnings	Other Losses	(Depreciation)	Earnings (Loss)
Day Hagan Smart Sector ETF	$118,398	$—	$118,398	$(101,291,642)	$74,904,155	$(26,269,089)
Day Hagan Smart Sector Fixed Income ETF	117,014	—	117,014	(4,658,039)	(141,509)	(4,682,534)
Day Hagan Smart Sector International ETF	—	—	—	(1,397,460)	1,678,412	280,952
Day Hagan Smart Buffer ETF	139,557	—	139,557	(3,520,469)	6,433,090	3,052,178

Permanent Tax Differences:

As of the tax year ended April 30, 2026, the following reclassifications relating primarily to redemptions in-kind have been made to increase (decrease) such accounts with offsetting adjustments as indicated.

	Total Distributable	Paid-In
Fund	Earnings (Loss)	Capital
Day Hagan Smart Sector ETF	$(77,539,124)	$77,539,124
Day Hagan Smart Sector Fixed Income ETF	(485,652)	485,652
Day Hagan Smart Sector International ETF	(6,633,794)	6,633,794

Under current tax law, certain specified ordinary losses arising after December 31 of a Fund’s tax year may be deferred and treated as occurring on the first business day of the following tax year for tax purposes. The following Fund’s deferred losses are as follows:

Late Year
Fund	Ordinary Loss Deferral
Day Hagan Smart Sector International ETF	$59,341

As of the tax year ended April 30, 2026, the following Fund utilized capital loss carryforwards (“CLCF”) as follows:

Fund	CLCF Utilized
Day Hagan Smart Sector International ETF	$1,035,080

The Funds have net CLCF as summarized in the table below. These CLCFs are not subject to expiration:

Fund	Short-Term Amount	Long-Term Amount	Total
Day Hagan Smart Sector ETF	$97,338,624	$3,953,018	$101,291,642
Day Hagan Smart Sector Fixed Income ETF	3,531,101	1,126,938	4,658,039
Day Hagan Smart Sector International ETF	1,316,643	21,476	1,338,119
Day Hagan Smart Buffer ETF	3,520,469	—	3,520,469

16 | Annual Financial Statements and Other Information

Notes to Financial Statements (Continued)

(7) Segment Reporting

Subject to the oversight and, when applicable, approval of the Board, the Funds’ Advisor acts as the Funds’ chief operating decision maker (“CODM”) and is responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Funds have a single operating segment based on the fact that the CODM monitors the operating results of the Funds as a whole and the Funds’ long-term strategic asset allocation are determined in accordance with the terms of their prospectus, based on a defined investment strategy which is executed by the Funds’ portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented in the Funds’ financial statements.

(8) Recent Accounting Pronouncement

The Funds adopted Accounting Standards Update 2023-09, Income Taxes (Topic 740) — Improvements to Income Tax Disclosures during the period. The amendments enhance income tax disclosures by requiring greater disclosure of income taxes paid by jurisdiction if the quantitative threshold is met. The Funds did not pay a significant amount of foreign or U.S. federal, state or local income taxes and therefore did not include any additional disclosures in these financial statements.

(9) Underlying Fund Investments

The ETFs in which the Funds invest are subject to investment advisory and other expenses, which will be indirectly paid by the Funds. As a result, the cost of investing in the Funds will be higher than the cost of investing directly in the ETFs and may be higher than other funds that invest directly in stocks and bonds. Each of the ETFs in which the Funds invest is subject to its own specific risks. As of April 30, 2026, the following underlying ETFs comprised 25% or more of the net assets of the corresponding Funds:

Day Hagan Smart Buffer ETF	Percentage (%)
State Street SPDR S&P 500 ETF Trust	100.9%

The financial statements of these underlying funds, including their portfolio of investments, can be found on the SEC’s website www.sec.gov and should be read in conjunction with these financial statements.

(10) Risks

Each Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of the positions in the Fund’s portfolio, including equities, fixed-income instruments, derivatives, other assets may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer, country, region, market, industry, sector or asset class. The principal risks of investing in the Funds are described more fully in the Funds’ prospectus.

(11) Subsequent Events

Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date these financial statements were issued. Based upon this evaluation, no additional disclosures or adjustments were required to the financial statements as of April 30, 2026.

Annual Financial Statements and Other Information | 17

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and
Board of Trustees of Strategy Shares

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the funds listed below (the “Funds”), each a series of Strategy Shares, as of April 30, 2026, the related statements of operations and, changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of April 30, 2026, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Day Hagan Smart Sector ETF	For the year ended April 30, 2026	For the years ended April 30, 2026, and 2025	For the years ended April 30, 2026, 2025, 2024, 2023, and 2022
Day Hagan Smart Sector Fixed Income ETF	For the year ended April 30, 2026	For the years ended April 30, 2026, and 2025	For the years ended April 30, 2026, 2025, 2024, and 2023, and for the period from September 28, 2021 (commencement of operations) through April 30, 2022
Day Hagan Smart Sector International ETF	For the year ended April 30, 2026	For the years ended April 30, 2026, and 2025	For the years ended April 30, 2026, 2025, and 2024, and for the period from June 30, 2022 (commencement of operations) through April 30, 2023
Day Hagan Smart Buffer ETF	For the year ended April 30, 2026	For the year ended April 30, 2026 and for the period from February 13, 2025 (commencement of operations) through April 30, 2025	For the year ended April 30, 2026 and for the period from February 13, 2025 (commencement of operations) through April 30, 2025

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

COHEN & COMPANY, LTD.
Registered with the Public Company Accounting Oversight Board
800.229.1099 I 866.818.4538 fax I cohenco.com

18 | Annual Financial Statements and Other Information

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2026, by correspondence with the custodian and broker. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2019.

COHEN & COMPANY, LTD.
Greenwood Village, Colorado
June 29, 2026

Annual Financial Statements and Other Information | 19

Additional Information	April 30, 2026 (Unaudited)

Other Federal Income Tax Information

During the tax year ended April 30, 2026, the Funds declared short-term realized gain distributions in the following amount:

Amount
Day Hagan Smart Buffer ETF	$450,293

During the tax year ended April 30, 2026, the following percentages of the total ordinary income distributions paid by the Funds qualifies for the dividends received deduction available to corporate shareholders:

Dividends Received Deduction
Day Hagan Smart Sector ETF	100.00%

During the tax year ended April 30, 2026, the percentages of Qualified Dividend Income are as follows:

Qualified Dividend Income
Day Hagan Smart Sector ETF	100.00%
Day Hagan Smart Sector International ETF	66.99%

During the tax year ended April 30, 2026, the following Funds designated the maximum amount allowable as interest-related dividends for certain non-U.S. resident investors:

Qualified Interest Income
Day Hagan Smart Sector ETF	0.01%
Day Hagan Smart Sector Fixed Income ETF	86.46%

The Funds intend to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. Foreign source income and foreign tax expense per outstanding shares on April 30, 2026 are as follows:

	Foreign Source Income	Foreign Tax Expense
Day Hagan Smart Sector Fixed Income ETF	$0.04	$ —
Day Hagan Smart Sector International ETF	0.98	0.10

The pass-through of the foreign tax credit will only affect those persons who are shareholders on the dividend record date in December 2026. These shareholders will receive more detailed information along with their 2026 Form 1099-DIV.

Foreign Tax Credit Pass-Through
Day Hagan Smart Sector Fixed Income ETF	$115
Day Hagan Smart Sector International ETF	91,240

20 | Annual Financial Statements and Other Information

Items 8-11 (Unaudited)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not Applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not Applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Because the Advisor has agreed in the Investment Advisory Agreement to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, the Advisor pays the compensation to each Independent Trustee for services to the Funds from the Advisor’s investment advisory fees.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not Applicable

Annual Financial Statements and Other Information | 21

Annual Financial Statements
and Other Information
Eventide High Dividend ETF (ELCV)
Eventide International ETF (ESIM)
Eventide Large Cap Growth ETF (ESLG)
Eventide Large Cap Value ETF (ESLV)
Eventide Small Cap ETF (ESSC)
Eventide US Market ETF (ESUM)

APRIL 30, 2026

Eventide High Dividend ETF	April 30, 2026

Portfolio of Investments

Shares		Value
Common Stocks — 99.3%
Consumer Discretionary — 5.4%
21,518	Home Depot, Inc. (The)	$7,075,119
20,118	Lowe’s Cos, Inc.	4,803,977
		11,879,096
Energy — 26.4%
39,720	Baker Hughes Co., Class A	2,767,292
3,781	Cheniere Energy, Inc.	1,039,586
41,716	ConocoPhillips	5,247,038
22,049	Diamondback Energy, Inc.	4,533,936
127,614	Enbridge, Inc.	7,072,368
50,848	Exxon Mobil Corp.	7,847,372
113,532	Halliburton Co.	4,802,404
15,871	Kodiak Gas Services, Inc.	1,076,054
26,805	ONEOK, Inc.	2,478,390
22,115	Targa Resources Corp.	5,751,669
80,200	TC Energy Corp.	5,367,786
4,236	Valero Energy Corp.	1,069,929
118,536	Williams Cos., Inc. (The)	9,045,482
		58,099,306
Financials — 10.2%
6,964	American Express Co.	2,249,720
41,766	Fifth Third Bancorp	2,120,042
142,219	Huntington Bancshares, Inc.	6,790,163
63,681	Nasdaq, Inc.	5,852,921
191,765	Regions Financial Corp.	5,474,891
		22,487,737
Health Care — 9.4%
23,898	Amgen, Inc.	8,274,683
66,771	Medtronic plc	5,406,448
140,682	Royalty Pharma plc, Class A	7,046,761
		20,727,892
Industrials — 11.6%
17,243	ABB, Ltd. ADR	1,732,232
7,575	Caterpillar, Inc.	6,742,583
75,072	Fastenal Co.	3,372,985
6,403	GE Vernova, Inc.	6,937,394
3,705	Quanta Services, Inc.	2,696,388
8,555	Trane Technologies plc	4,213,680
		25,695,262

Shares		Value
Common Stocks — 99.3% - (Continued)
Information Technology — 13.1%
14,485	Broadcom, Inc.	$6,046,474
16,969	Dell Technologies, Inc., Class C	3,545,673
2,588	KLA Corp.	4,529,906
15,134	Lam Research Corp.	3,902,453
9,277	Micron Technology, Inc.	4,797,693
2,233	Seagate Technology Holdings plc	1,504,238
11,615	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	4,600,237
		28,926,674
Materials — 0.0%(a)
1,536	International Paper Co.	46,725
		46,725
Real Estate — 6.5%
15,018	American Tower Corp.	2,743,939
82,812	Prologis, Inc.	11,760,960
		14,504,899
Utilities — 16.7%
31,923	American Electric Power Co, Inc.	4,376,963
7,578	Constellation Energy Corp.	2,371,914
31,025	Duke Energy Corp.	4,019,289
92,974	Entergy Corp.	10,962,563
52,411	NextEra Energy, Inc.	5,129,988
22,618	Southern Co. (The)	2,187,161
18,486	Vistra Corp.	2,917,830
41,182	WEC Energy Group, Inc.	4,857,005
		36,822,713
Total Common Stocks (Cost $182,209,456)		$219,190,304
Total Investments — 99.3%
(Cost $182,209,456)		$219,190,304
Other Assets less Liabilities — 0.7%		1,534,853

Net Assets — 100.0%		$220,725,157

(a)	Amount is less than 0.05%.

ADR — American Depositary Receipt

PLC — Public Limited Company

See notes which are an integral part of the Financial Statements

Annual Financial Statements and Other Information | 1

Eventide International ETF	April 30, 2026

Portfolio of Investments

Shares		Value
Common Stocks — 97.2%
Australia — 6.5%
Ground Transportation — 1.1%
59,588	Aurizon Holdings, Ltd.	$178,646
Health Care Equipment & Supplies — 0.5%
1,191	Cochlear, Ltd.	80,489
Interactive Media & Services — 0.9%
15,219	SEEK, Ltd.	151,433
Oil, Gas & Consumable Fuels — 3.6%
50,593	Santos, Ltd.	290,990
12,841	Woodside Energy Group, Ltd. ADR	306,257
		597,247
Professional Services — 0.3%
2,109	Computershare, Ltd.	45,761
Transportation Infrastructure — 0.1%
1,511	Transurban Group	15,209
		1,068,785
Belgium — 1.2%
Electric Utilities — 1.2%
1,220	Elia Group SA/NV, Class B	202,360
		202,360
Brazil — 1.4%
Electrical Equipment — 0.5%
8,158	WEG SA ADR	74,483
Oil, Gas & Consumable Fuels — 0.9%
11,498	PRIO SA ADR †	157,407
		231,890
Canada — 5.4%
Automobile Components — 0.5%
1,299	Magna International, Inc.	82,707
Biotechnology — 0.1%
1,010	Aurinia Pharmaceuticals, Inc. †	15,539
Commercial Services & Supplies — 0.1%
96	Waste Connections, Inc.	15,813
Ground Transportation — 0.1%
193	Canadian Pacific Kansas City, Ltd.	16,783
Insurance — 1.8%
5,306	Power Corp. of Canada	295,415
IT Services — 0.1%
142	Shopify, Inc., Class A †	17,200
Oil, Gas & Consumable Fuels — 2.3%
2,685	Pembina Pipeline Corp.	124,732
2,353	TC Energy Corp.	157,455
2,139	Tourmaline Oil Corp.	103,406
		385,593
Paper & Forest Products — 0.2%
477	West Fraser Timber Co., Ltd.	30,139
Software — 0.1%
220	Descartes Systems Group, Inc. (The) †	15,842
Trading Companies & Distributors — 0.1%
239	Finning International, Inc.	17,468
		892,499

Shares		Value
Common Stocks — 97.2% - (Continued)
Denmark — 1.9%
Biotechnology — 0.5%
335	Ascendis Pharma A/S †	$76,842
Health Care Equipment & Supplies — 1.4%
2,380	Coloplast A/S, Class B	147,169
2,616	Demant A/S †	82,955
		230,124
		306,966
Finland — 2.9%
Insurance — 1.5%
23,160	Sampo Oyj, Class A	240,435
Machinery — 1.4%
3,603	Kone Oyj, Class B	229,076
		469,511
France — 1.9%
Biotechnology — 0.2%
289	Abivax SA ADR †	33,923
Pharmaceuticals — 1.7%
1,464	Ipsen SA	286,796
		320,719
Germany — 5.8%
Biotechnology — 0.6%
981	BioNTech SE ADR †	101,484
Insurance — 1.6%
861	Hannover Rueck SE	260,175
IT Services — 0.7%
3,314	Bechtle AG	112,892
Machinery — 1.0%
3,237	KION Group AG	168,214
Real Estate Management & Development — 1.2%
2,860	LEG Immobilien SE	200,121
Software — 0.7%
192	Nemetschek SE	13,919
620	SAP SE ADR	105,084
		119,003
		961,889
Ireland — 1.3%
Trading Companies & Distributors — 1.3%
1,533	AerCap Holdings NV	218,008
		218,008
Israel — 0.6%
Software — 0.6%
936	Nice, Ltd. ADR †	95,491
		95,491
Italy — 4.8%
Electric Utilities — 1.6%
22,173	Terna - Rete Elettrica Nazionale	266,602
Financial Services — 1.7%
58,705	Nexi SpA	278,761
Pharmaceuticals — 1.5%
4,348	Recordati Industria Chimica e Farmaceutica SpA	253,185
		798,548

See notes which are an integral part of the Financial Statements

2 | Annual Financial Statements and Other Information

Eventide International ETF (Continued)	April 30, 2026

Portfolio of Investments

Shares		Value
Common Stocks — 97.2%
Japan — 17.0%
Air Freight & Logistics — 0.4%
2,400	NIPPON EXPRESS HOLDINGS, Inc.	$62,808
Automobiles — 1.0%
12,000	Isuzu Motors, Ltd.	164,334
Banks — 1.2%
21,400	Yokohama Financial Group, Inc.	202,795
Building Products — 0.5%
2,400	TOTO, Ltd.	83,086
Chemicals — 1.0%
4,800	Nippon Sanso Holdings Corp.	169,695
Electronic Equipment, Instruments &
Components — 1.4%
7,200	Murata Manufacturing Co., Ltd.	236,899
Health Care Equipment & Supplies — 0.5%
9,600	Sysmex Corp.	84,418
Health Care Technology — 0.4%
7,300	M3, Inc.	70,063
Household Durables — 2.4%
7,200	Rinnai Corp.	163,660
9,700	Sekisui House, Ltd.	211,079
		374,739
Insurance — 2.6%
26,400	Daiichi Life Group, Inc.	242,596
7,200	T&D Holdings, Inc.	174,228
		416,824
IT Services — 0.4%
2,400	Obic Co., Ltd.	63,727
Machinery — 1.7%
2,400	Daifuku Co., Ltd.	103,838
4,800	Makita Corp.	179,742
		283,580
Pharmaceuticals — 0.4%
2,400	Nippon Shinyaku Co., Ltd.	73,361
Semiconductors & Semiconductor
Equipment — 2.0%
4,900	Renesas Electronics Corp.	100,436
9,600	Rohm Co., Ltd.	208,167
		308,603
Specialty Retail — 1.1%
16,800	USS Co., Ltd.	181,717
		2,776,649
Korea, Republic Of — 3.2%
Semiconductors & Semiconductor
Equipment — 3.2%
596	SK hynix, Inc. GDR	531,344
		531,344

Shares		Value
Common Stocks — 97.2% - (Continued)
Mexico — 1.4%
Banks — 1.4%
4,251	Grupo Financiero Banorte SAB de CV ADR	$230,914
		230,914
Netherlands — 4.1%
Biotechnology — 0.8%
146	Argenx SE ADR †	114,131
867	uniQure NV †	17,297
		131,428
Semiconductors &
Semiconductor Equipment — 3.2%
48	ASM International NV	46,768
216	ASML Holding NV NYS	310,821
549	NXP Semiconductors NV	161,181
		518,770
Software — 0.1%
168	Nebius Group NV, Class A †	23,223
		673,421
New Zealand — 2.1%
Health Care Equipment & Supplies — 0.6%
4,775	Fisher & Paykel Healthcare Corp., Ltd.	102,753
Independent Power and Renewable
Electricity Producers — 1.4%
69,912	Meridian Energy, Ltd.	233,793
Software — 0.1%
263	Xero, Ltd. †	15,134
		351,680
Norway — 1.4%
Insurance — 1.4%
8,400	Gjensidige Forsikring ASA	234,412
		234,412
Singapore — 5.7%
Banks — 1.3%
4,800	DBS Group Holdings, Ltd.	220,486
Capital Markets — 1.8%
16,700	Singapore Exchange, Ltd.	284,551
Electronic Equipment, Instruments &
Components — 1.3%
16,800	Venture Corp., Ltd.	213,702
Industrial REITs — 1.3%
230,400	Mapletree Logistics Trust	220,712
		939,451
Spain — 1.4%
Electric Utilities — 1.4%
13,417	Redeia Corp. SA	234,508
		234,508

See notes which are an integral part of the Financial Statements

Annual Financial Statements and Other Information | 3

Eventide International ETF (Continued)	April 30, 2026

Portfolio of Investments

Shares		Value
Common Stocks — 97.2% - (Continued)
Sweden — 4.4%
Automobile Components — 1.4%
1,943	Autoliv, Inc.	$225,252
Building Products — 1.9%
5,906	Assa Abloy AB, Class B	224,319
22,152	Nibe Industrier AB, Class B	98,933
		323,252
Machinery — 1.1%
9,576	Atlas Copco AB, Class A	180,302
		728,806
Switzerland — 5.0%
Automobile Components — 0.4%
2,545	Garrett Motion, Inc.	65,177
Building Products — 0.5%
120	Geberit AG, Registered Shares	80,895
Electrical Equipment — 2.1%
3,388	ABB, Ltd., Registered Shares	339,819
Machinery — 1.3%
622	Schindler Holding AG	217,448
Textiles, Apparel & Luxury Goods — 0.7%
3,404	On Holding AG, Class A †	121,216
		824,555
Taiwan, Province of China — 7.1%
Semiconductors & Semiconductor
Equipment — 5.3%
2,207	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	874,104
22,533	United Microelectronics Corp. ADR	294,281
		1,168,385
United Kingdom — 7.9%
Electric Utilities — 1.8%
7,605	SSE plc	272,921
Electronic Equipment, Instruments &
Components — 1.9%
4,922	Halma plc	294,750
Energy Equipment & Services — 0.8%
1,851	TechnipFMC plc	139,880
Financial Services — 0.8%
9,748	Wise plc, Class A †	139,282

Shares		Value
Common Stocks — 97.2% - (Continued)
United Kingdom — 7.9% (Continued)
Machinery — 0.9%
1,510	Spirax Group plc	$147,077
Professional Services — 1.2%
5,540	RELX plc	201,901
Semiconductors & Semiconductor
Equipment — 0.4%
332	ARM Holdings plc ADR †	69,826
Software — 0.1%
1,899	Sage Group plc (The)	22,625
		1,288,262
United States — 2.8%
Biotechnology — 1.7%
741	BeOne Medicines, Ltd. ADR †	218,795
2,306	Legend Biotech Corp. ADR †	54,237
		273,032
Trading Companies & Distributors — 1.1%
2,497	Sunbelt Rentals Holdings, Inc.	187,431
		460,463
Total Common Stocks (Cost $15,404,630)		$16,009,516
Total Investments — 97.2%
(Cost $15,404,630)		$16,009,516
Net other assets (liabilities) — 2.8%		458,079

Net Assets — 100.0%		$16,467,595

A/S — Aksjeselskap (Danish/Norwegian limited liability company)

ADR — American Depositary Receipt

AG — Aktiengesellschaft (German stock company)

ASA — Allmennaksjeselskap (Norwegian public limited company)

GDR — Global Depositary Receipt

NV — Naamloze Vennootschap (Dutch stock company)

NYS — New York Shares

Oyj — Julkinen Osakeyhtio (Finnish public limited company)

PLC — Public Limited Company

SA — Societe Anonyme (French public limited company)

SE — Societas Europaea (European public limited company)

SpA — Societa per Azioni (Italian joint stock company)

†	Non-income producing security

See notes which are an integral part of the Financial Statements

4 | Annual Financial Statements and Other Information

Eventide Large Cap Growth ETF	April 30, 2026

Portfolio of Investments

Shares		Value
Common Stocks — 97.4%
Consumer Discretionary — 5.7%
554	Aptiv plc †	$33,384
626	Deckers Outdoor Corp. †	63,977
194	Garmin, Ltd.	48,721
1,078	Home Depot, Inc. (The)	354,446
1,154	Lowe’s Cos, Inc.	275,564
3,261	O’Reilly Automotive, Inc. †	324,143
		1,100,235
Financials — 9.9%
854	Aflac, Inc.	97,074
1,008	American Express Co.	325,634
638	Arthur J. Gallagher & Co.	131,683
54	Cboe Global Markets, Inc.	16,205
267	Cincinnati Financial Corp.	43,681
2,026	Huntington Bancshares, Inc.	33,956
646	Moody’s Corp.	298,355
2,145	Nasdaq, Inc.	197,147
1,009	Progressive Corp. (The).	203,092
945	S&P Global, Inc.	407,512
5,480	SoFi Technologies, Inc. †	88,228
1,982	Toast, Inc., Class A †	56,527
272	Tradeweb Markets, Inc., Class A	30,804
		1,929,898
Health Care — 8.4%
196	Alnylam Pharmaceuticals, Inc. †	60,660
271	Amgen, Inc.	93,834
3,256	Boston Scientific Corp. †	187,578
500	Dexcom, Inc. †	29,775
499	Eli Lilly & Co.	466,365
130	IDEXX Laboratories, Inc. †	72,904
273	Incyte Corp. †	26,009
279	Insmed, Inc. †	38,036
493	Intuitive Surgical, Inc. †	225,602
931	Medtronic plc	75,383
130	Quest Diagnostics, Inc.	25,246
200	STERIS plc	43,376
838	Stryker Corp.	264,079
565	Xenon Pharmaceuticals, Inc. †	31,663
		1,640,510
Industrials — 20.4%
1,548	Automatic Data Processing, Inc.	328,083
128	Axon Enterprise, Inc. †	51,425
121	Bloom Energy Corp., Class A †	34,287
1,242	Broadridge Financial Solutions, Inc.	191,243
416	Caterpillar, Inc.	370,286
3,335	Copart, Inc. †	110,422
1,950	Fastenal Co.	87,614
630	Ferguson Enterprises, Inc.	168,657
127	FTAI Aviation, Ltd.	31,708
407	GE Vernova, Inc.	440,968
782	Illinois Tool Works, Inc.	201,764
1,976	Paychex, Inc.	183,037
192	Quanta Services, Inc.	139,732
267	RB Global, Inc.	27,848
268	Republic Services, Inc., Class A	56,071
270	Rockwell Automation, Inc.	110,406

Shares		Value
Common Stocks — 97.4% - (Continued)
Industrials — 20.4% (Continued)
2,789	SS&C Technologies Holdings, Inc.	$193,278
723	Thomson Reuters Corp.	69,183
708	Trane Technologies plc	348,719
857	UL Solutions, Inc., Class A	77,550
1,221	Union Pacific Corp.	329,035
375	Verisk Analytics, Inc., Class A	69,184
123	Vertiv Holdings Co., Class A	40,404
1,381	Waste Management, Inc.	321,151
		3,982,055
Information Technology — 42.4%
1,216	Advanced Micro Devices, Inc. †	431,060
2,861	Arista Networks, Inc. †	494,123
729	Autodesk, Inc. †	172,773
2,193	Broadcom, Inc.	915,424
455	Cadence Design Systems, Inc. †	149,963
409	Ciena Corp.†	215,780
350	Cognizant Technology Solutions Corp., Class A	18,515
118	Coherent Corp. †	37,726
316	CoreWeave, Inc., Class A †	35,266
636	Credo Technology Group Holding, Ltd. †	110,670
376	Crowdstrike Holdings, Inc., Class A †	167,602
754	Datadog, Inc., Class A †	99,671
1,074	Dell Technologies, Inc., Class C	224,411
844	Everpure, Inc., Class A †	60,304
848	Flex, Ltd. †	77,634
1,326	Fortinet, Inc. †	111,795
376	Intuit, Inc.	146,076
125	KLA Corp.	218,794
1,730	Lam Research Corp.	446,098
492	Micron Technology, Inc.	254,443
150	MongoDB, Inc., Class A †	37,625
496	Motorola Solutions, Inc.	217,759
10,242	NVIDIA Corp.	2,043,995
1,306	Palo Alto Networks, Inc. †	234,193
203	Roper Technologies, Inc.	72,026
1,443	Samsara, Inc., Class A †	41,472
54	Sandisk Corp. †	59,212
343	SAP SE ADR	58,135
270	Seagate Technology Holdings plc	181,883
1,964	ServiceNow, Inc. †	173,441
546	Snowflake, Inc., Class A †	74,512
556	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	220,209
2,420	Trimble, Inc. †	162,915
270	Tyler Technologies, Inc. †	92,108
633	Workday, Inc., Class A †	77,479
652	Zscaler, Inc. †	85,203
		8,220,295
Materials — 3.2%
708	Ecolab, Inc.	184,505
984	James Hardie Industries plc †	20,654
562	Linde plc	281,640
416	Sherwin-Williams Co. (The)	133,790
		620,589

See notes which are an integral part of the Financial Statements

Annual Financial Statements and Other Information | 5

Eventide Large Cap Growth ETF (Continued)	April 30, 2026

Portfolio of Investments

Shares		Value
Common Stocks — 97.4% - (Continued)
Real Estate — 4.7%
488	American Tower Corp.	$89,162
780	AvalonBay Communities, Inc.	142,740
274	CBRE Group, Inc., Class A†	39,108
121	Digital Realty Trust, Inc.	24,314
127	Equinix, Inc.	137,520
2,641	Equity Residential	172,669
1,808	Prologis, Inc.	256,772
270	SBA Communications Corp., Class A	59,724
		922,009
Utilities — 2.7%
489	Ameren Corp.	55,575
195	Consolidated Edison, Inc.	21,741
338	Constellation Energy Corp.	105,794
1,083	NextEra Energy, Inc.	106,004
339	NRG Energy, Inc.	52,742
345	Public Service Enterprise Group, Inc.	28,173
487	Sempra	46,323
118	Talen Energy Corp. †	43,946
336	Vistra Corp.	53,034
		513,332
Total Common Stocks (Cost $17,820,430)		$18,928,923
Total Investments — 97.4%
(Cost $17,820,430)		$18,928,923
Net other assets (liabilities) — 2.6%		498,403

Net Assets — 100.0%		$19,427,326

ADR — American Depositary Receipt

PLC — Public Limited Company

S&P — Standard and Poor’s

SE — Societas Europaea (European public limited company)

†	Non-income producing security

See notes which are an integral part of the Financial Statements

6 | Annual Financial Statements and Other Information

Eventide Large Cap Value ETF	April 30, 2026

Portfolio of Investments

Shares		Value
Common Stocks — 97.2%
Consumer Discretionary — 8.5%
320	Aptiv plc †	$19,283
774	D.R. Horton, Inc.	119,087
661	Garmin, Ltd.	166,004
795	Home Depot, Inc. (The)	261,396
947	Lowe’s Cos, Inc.	226,134
1,523	O’Reilly Automotive, Inc. †	151,386
494	PulteGroup, Inc.	60,446
101	Versigent plc †	3,532
		1,007,268
Consumer Staples — 0.3%
690	McCormick & Co., Inc.	35,080
		35,080
Energy — 12.7%
106	Cheniere Energy, Inc.	29,145
2,509	ConocoPhillips	315,582
473	Coterra Energy, Inc.	16,985
344	Devon Energy Corp.	17,671
312	Diamondback Energy, Inc.	64,157
1,175	EOG Resources, Inc.	165,170
238	Expand Energy Corp.	24,312
4,063	Exxon Mobil Corp.	627,042
1,096	ONEOK, Inc.	101,336
1,511	Williams Cos., Inc. (The)	115,304
		1,476,704
Financials — 17.3%
1,379	Aflac, Inc.	156,751
393	American Express Co.	126,959
1,378	Arch Capital Group, Ltd. †	130,166
363	Arthur J. Gallagher & Co.	74,923
1,311	Brown & Brown, Inc.	78,857
711	Cincinnati Financial Corp.	116,320
478	East West Bancorp, Inc.	60,453
2,762	Fifth Third Bancorp	140,199
650	Global Payments, Inc.	46,774
7,245	Huntington Bancshares, Inc.	121,426
306	Moody’s Corp.	141,327
106	MSCI, Inc., Class A	62,689
1,123	Nasdaq, Inc.	103,215
1,379	Pinnacle Financial Partners, Inc.	136,438
1,297	Progressive Corp. (The)	261,060
4,558	Regions Financial Corp.	130,131
306	S&P Global, Inc.	131,956
107	Tradeweb Markets, Inc., Class A	12,118
		2,031,762
Health Care — 11.0%
65	Alnylam Pharmaceuticals, Inc. †	20,117
819	Amgen, Inc.	283,579
1,338	Boston Scientific Corp. †	77,082
100	Cytokinetics, Inc. †	6,397
220	Edwards Lifesciences Corp. †	18,370
132	Eli Lilly & Co.	123,368
190	ICON plc †	22,483
65	IDEXX Laboratories, Inc. †	36,452
435	Incyte Corp. †	41,442

Shares		Value
Common Stocks — 97.2% - (Continued)
Health Care — 11.0% (Continued)
176	Insmed, Inc. †	$23,994
108	Intuitive Surgical, Inc. †	49,422
2,980	Medtronic plc	241,290
1,677	Royalty Pharma plc, Class A	84,001
65	STERIS plc	14,097
473	Stryker Corp.	149,057
43	Veeva Systems, Inc., Class A †	6,707
818	Zoetis, Inc., Class A	94,045
		1,291,903
Industrials — 15.1%
825	Automatic Data Processing, Inc.	174,851
878	Canadian Pacific Kansas City, Ltd.	76,350
192	Caterpillar, Inc.	170,901
605	Copart, Inc. †	20,032
649	Emerson Electric Co.	91,146
234	Expeditors International of Washington, Inc.	34,606
1,651	Fastenal Co.	74,179
177	Ferguson Enterprises, Inc.	47,385
492	Illinois Tool Works, Inc.	126,941
86	JB Hunt Transport Services, Inc.	21,632
145	nVent Electric plc	20,721
66	Old Dominion Freight Line, Inc.	14,020
1,078	Otis Worldwide Corp.	83,955
645	Paychex, Inc.	59,746
65	Quanta Services, Inc.	47,305
193	RB Global, Inc.	20,130
478	Republic Services, Inc., Class A	100,007
178	Rollins, Inc.	9,920
237	Thomson Reuters Corp.	22,679
177	Trane Technologies plc	87,180
1,089	Union Pacific Corp.	293,464
149	Verisk Analytics, Inc., Class A	27,489
701	Waste Management, Inc.	163,017
		1,787,656
Information Technology — 9.9%
129	Advanced Micro Devices, Inc. †	45,729
220	Arista Networks, Inc. †	37,996
177	Broadcom, Inc.	73,885
410	Dell Technologies, Inc., Class C	85,670
1,333	Flex, Ltd. †	122,036
150	Fortinet, Inc. †	12,647
86	Intuit, Inc.	33,410
63	KLA Corp.	110,272
311	Lam Research Corp.	80,194
495	Micron Technology, Inc.	255,994
150	Motorola Solutions, Inc.	65,855
108	NetApp, Inc.	11,963
532	NVIDIA Corp.	106,171
177	Palo Alto Networks, Inc. †	31,739
191	Qualcomm, Inc.	34,300
43	Roper Technologies, Inc.	15,257
350	ServiceNow, Inc. †	30,909
107	Snowflake, Inc., Class A †	14,602
65	Workday, Inc., Class A †	7,956
		1,176,585

See notes which are an integral part of the Financial Statements

Annual Financial Statements and Other Information | 7

Eventide Large Cap Value ETF (Continued)	April 30, 2026

Portfolio of Investments

Shares		Value
Common Stocks — 97.2% - (Continued)
Materials — 7.2%
477	Air Products and Chemicals, Inc.	$143,124
409	Ecolab, Inc.	106,585
1,223	International Paper Co.	37,203
448	Linde plc	224,511
108	Packaging Corp. of America	23,053
564	PPG Industries, Inc.	61,194
434	Sherwin-Williams Co. (The)	139,579
280	Steel Dynamics, Inc.	64,025
177	Vulcan Materials Co.	53,408
		852,682
Real Estate — 3.7%
1,004	American Tower Corp.	183,441
66	AvalonBay Communities, Inc.	12,078
178	CBRE Group, Inc., Class A †	25,406
215	Equity Residential	14,057
1,385	Prologis, Inc.	196,698
		431,680
Utilities — 11.5%
1,247	American Electric Power Co, Inc.	170,976
279	American Water Works Co., Inc.	35,829
907	Consolidated Edison, Inc.	101,121
23	Constellation Energy Corp.	7,199
2,283	Dominion Energy, Inc.	147,254
1,938	Duke Energy Corp.	251,067
349	Entergy Corp.	41,151
2,326	NextEra Energy, Inc.	227,669
532	Public Service Enterprise Group, Inc.	43,443
827	Sempra	78,664
2,415	Southern Co. (The)	233,530
		1,337,903
Total Common Stocks (Cost $11,013,578)		$11,429,223
Total Investments — 97.2%
(Cost $11,013,578)		$11,429,223
Net other assets (liabilities) — 2.8%		328,759

Net Assets — 100.0%		$11,757,982

PLC — Public Limited Company

S&P — Standard and Poor’s

†	Non-income producing security

See notes which are an integral part of the Financial Statements

8 | Annual Financial Statements and Other Information

Eventide Small Cap ETF	April 30, 2026

Portfolio of Investments

Shares		Value
Common Stocks — 99.3%
Communication Services — 1.0%
2,047	Cargurus, Inc., Class A †	$74,634
1,691	Cogent Communications Holdings, Inc	38,301
5,874	DoubleVerify Holdings, Inc. †	64,731
3,738	MediaAlpha, Inc., Class A †	31,810
4,183	Uniti Group, Inc. †	49,485
		258,961
Consumer Discretionary — 8.9%
534	Asbury Automotive Group, Inc. †	108,769
1,602	Beazer Homes USA, Inc. †	34,587
2,023	CarMax, Inc. †	79,524
1,335	Cava Group, Inc. †	124,702
356	Century Communities, Inc.	19,943
623	Champion Homes, Inc. †	47,491
623	Cooper-Standard Holdings, Inc. †	18,734
10,502	Coursera, Inc. †	62,487
4,806	Dana, Inc.	175,178
3,115	Driven Brands Holdings, Inc. †	42,271
5,696	EVgo, Inc., Class A †	11,962
534	Floor & Decor Holdings, Inc., Class A †	25,846
1,602	Frontdoor, Inc. †	109,945
1,068	Gentherm, Inc. †	32,147
178	Group 1 Automotive, Inc.	63,523
61	Hovnanian Enterprises, Inc., Class A †	6,859
1,691	KB Home	89,607
534	LGI Homes, Inc. †	26,150
2,314	Lincoln Educational Services Corp. †	95,198
267	Lithia Motors, Inc., Class A	77,462
712	Patrick Industries, Inc.	66,216
267	Pool Corp.	56,956
5,782	QuantumScape Corp., Class A †	42,151
2,225	Savers Value Village, Inc. †	18,801
10,494	Solid Power, Inc.†	36,204
1,157	Sonic Automotive, Inc., Class A	91,114
4,523	Sonos, Inc. †	67,076
1,335	Strategic Education, Inc.	104,664
801	Stride, Inc. †	77,825
623	Thor Industries, Inc.	49,242
1,958	ThredUp, Inc., Class A †	8,400
8,811	Udemy, Inc. †	41,764
2,937	Universal Technical Institute, Inc. †	110,226
979	Visteon Corp.	109,364
1,869	Warby Parker, Inc., Class A †	41,342
907	Wayfair, Inc., Class A †	57,985
1,424	YETI Holdings, Inc. †	56,191
		2,287,906
Consumer Staples — 0.7%
890	BellRing Brands, Inc. †	15,842
1,424	Lamb Weston Holdings, Inc.	62,016
1,246	Vita Coco Co., Inc. (The) †	82,224
1,602	Vital Farms, Inc. †	21,867
		181,949
Energy — 4.5%
7,120	Antero Midstream Corp.	155,643
3,026	Antero Resources Corp. †	118,801
6,118	Archrock, Inc.	237,073
1,068	DT Midstream, Inc.	158,053
1,618	Kinetik Holdings, Inc., Class A	103,455
5,955	Liberty Energy, Inc., Class A	201,219
4,012	Range Resources Corp.	174,523
		1,148,767

Shares		Value
Common Stocks — 99.3% - (Continued)
Financials — 18.3%
3,381	Amerant Bancorp, Inc., Class A	$77,662
6,408	Associated Bancorp	180,449
3,115	BankUnited, Inc.	144,785
3,648	Beacon Financial Corp.	104,077
15,857	Capitol Federal Financial, Inc.	121,782
2,314	Central Pacific Financial Corp.	77,010
5,695	Columbia Financial, Inc. †	109,515
2,492	ConnectOne Bancorp, Inc.	72,816
3,915	CVB Financial Corp.	79,749
3,026	Dime Community Bancshares, Inc.	108,603
2,937	Donegal Group, Inc., Class A	49,400
4,895	Eastern Bankshares, Inc.	99,026
2,376	Enact Holdings, Inc.	101,526
1,759	Financial Institutions, Inc.	59,929
1,855	First Horizon Corp.	46,301
3,649	Flywire Corp. †	49,298
10,862	FNB Corp.	193,886
623	Goosehead Insurance, Inc., Class A †	27,904
2,670	HA Sustainable Infrastructure Capital, Inc.	112,006
178	HCI Group, Inc.	27,335
4,094	Heritage Financial Corp.	112,667
623	Hippo Holdings, Inc. †	16,404
4,895	Horizon Bancorp, Inc.	88,600
862	Houlihan Lokey, Inc., Class A	133,395
1,602	Independent Bank Corp.	124,940
534	Jack Henry & Associates, Inc.	82,103
1,246	Lemonade, Inc. †	70,573
890	LendingTree, Inc. †	44,135
2,047	Live Oak Bancshares, Inc.	76,967
1,335	Mercury General Corp.	129,910
2,483	MGIC Investment Corp.	65,750
1,958	NCR Atleos Corp. †	86,896
4,272	NerdWallet, Inc., Class A †	46,309
12,249	Northwest Bancshares, Inc.	169,404
534	Palomar Holdings, Inc. †	64,283
5,724	Payoneer Global, Inc. †	28,506
623	PennyMac Financial Services, Inc.	56,251
979	Pinnacle Financial Partners, Inc.	96,862
4,717	Remitly Global, Inc. †	103,254
1,869	RLI Corp.	96,758
267	Root, Inc., Class A †	14,546
2,937	Seacoast Banking Corp. of Florida	92,427
1,335	Selective Insurance Group, Inc.	112,073
890	Shift4 Payments, Inc., Class A †	39,409
3,471	Shore Bancshares, Inc.	66,990
7,298	Simmons First National Corp., Class A	155,155
1,246	Skyward Specialty Insurance Group, Inc. †	56,631
4,553	Southside Bancshares, Inc.	150,386
9,967	TFS Financial Corp.	149,904
1,157	Trupanion, Inc. †	27,756
1,335	Universal Insurance Holdings, Inc.	52,906
12,348	UWM Holdings Corp.	43,712
979	Walker & Dunlop, Inc.	49,293
4,272	WesBanco, Inc.	146,871
		4,695,085
Health Care — 18.6%
4,731	AdaptHealth Corp., Class A †	62,023
2,670	Adaptive Biotechnologies Corp.†	37,647
2,759	Alignment Healthcare, Inc. †	62,188
3,915	Alphatec Holdings, Inc. †	38,210

See notes which are an integral part of the Financial Statements

Annual Financial Statements and Other Information | 9

Eventide Small Cap ETF (Continued)	April 30, 2026

Portfolio of Investments

Shares		Value
Common Stocks — 99.3% - (Continued)
Health Care — 18.6% (Continued)
1,602	Amylyx Pharmaceuticals, Inc. †	$25,632
1,246	AnaptysBio, Inc. †	81,900
8,632	Ardelyx, Inc. †	54,641
1,513	ARS Pharmaceuticals, Inc. †	12,497
1,691	Artivion, Inc. †	60,589
3,026	Arvinas, Inc. †	29,957
1,814	Axogen, Inc. †	78,365
712	Axsome Therapeutics, Inc. †	147,917
1,602	Beam Therapeutics, Inc. †	48,589
4,183	BioCryst Pharmaceuticals, Inc. †	38,316
1,513	Bruker Corp. †	55,542
1,084	Celcuity, Inc. †	131,543
979	CG Oncology, Inc. †	65,338
3,026	Cogent Biosciences, Inc. †	108,301
1,602	Collegium Pharmaceutical, Inc. †	54,035
890	CONMED Corp.	32,627
356	Disc Medicine, Inc., Class A†	23,478
2,581	Dyne Therapeutics, Inc. †	45,297
4,282	Embecta Corp.	39,180
1,424	Enliven Therapeutics, Inc. †	58,712
2,759	Enovis Corp. †	64,671
4,539	Envista Holdings Corp.†	117,742
4,365	Erasca, Inc. †	46,487
1,246	First Tracks Biotherapeutics, Inc. †	28,994
178	GeneDx Holdings Corp., Class A †	11,194
27,159	Geron Corp. †	41,825
7,476	Gossamer Bio, Inc. †	2,750
712	GRAIL, Inc. †	38,790
1,424	Guardant Health, Inc. †	124,002
979	Harmony Biosciences Holdings, Inc. †	30,604
3,470	HealthStream, Inc.	72,038
2,937	Integra LifeSciences Holdings Corp. †	30,956
623	IRhythm Holdings, Inc. †	80,467
2,106	Janux Therapeutics, Inc. †	30,263
712	Kestra Medical Technologies, Ltd. †	14,753
979	Kymera Therapeutics, Inc. †	79,368
1,157	Liquidia Corp. †	45,366
178	Madrigal Pharmaceuticals, Inc. †	92,095
925	Maze Therapeutics, Inc. †	24,587
2,988	MeiraGTx Holdings plc †	27,549
1,539	Mineralys Therapeutics, Inc. †	41,014
979	Mirum Pharmaceuticals, Inc. †	95,266
7,653	Nuvation Bio, Inc., Class A †	34,056
1,691	Omnicell, Inc. †	70,041
2,136	ORIC Pharmaceuticals, Inc. †	21,104
1,602	Pennant Group, Inc. (The) †	50,175
1,869	Phreesia, Inc.†	17,213
353	Praxis Precision Medicines, Inc. †	112,547
3,471	Prime Medicine, Inc. †	12,305
1,068	Protagonist Therapeutics, Inc. †	105,700
1,335	PTC Therapeutics, Inc. †	86,855
1,157	Pulse Biosciences, Inc. †	24,494
1,068	Rapport Therapeutics, Inc. †	35,383
8,042	Recursion Pharmaceuticals, Inc., Class A †	27,825
6,435	Relay Therapeutics, Inc. †	83,398
2,670	Revolution Medicines, Inc. †	384,799
2,314	Sarepta Therapeutics, Inc. †	48,316
1,335	Scholar Rock Holding Corp †	62,224
2,047	Schrodinger, Inc. †	24,482
2,314	SI-BONE, Inc. †	28,670

Shares		Value
Common Stocks — 99.3% - (Continued)
Health Care — 18.6% (Continued)
1,066	Sionna Therapeutics, Inc. †	$41,254
712	Soleno Therapeutics, Inc. †	37,608
1,513	Spyre Therapeutics, Inc. †	112,643
623	Stoke Therapeutics, Inc. †	20,385
1,513	Supernus Pharmaceuticals, Inc. †	72,624
1,602	Syndax Pharmaceuticals, Inc. †	34,331
712	Tarsus Pharmaceuticals, Inc. †	45,290
7,298	Taysha Gene Therapies, Inc. †	46,634
356	TransMedics Group, Inc. †	35,881
1,513	Travere Therapeutics, Inc. †	63,728
1,335	Twist Bioscience Corp. †	78,031
1,876	Tyra Biosciences, Inc. †	65,191
890	U.S. Physical Therapy, Inc.	63,386
3,204	Ultragenyx Pharmaceutical, Inc. †	79,107
774	Vaxcyte, Inc. †	44,304
2,136	Veracyte, Inc. †	70,317
2,593	Viking Therapeutics, Inc. †	80,850
4,628	Xencor, Inc.†	55,212
		4,809,668
Industrials — 19.3%
89	Advanced Drainage Systems, Inc.	13,283
534	AGCO Corp.	64,625
19,758	Alight, Inc., Class A	16,348
2,670	Ameresco, Inc., Class A †	79,005
445	ArcBest Corp.	56,769
1,246	Arcosa, Inc.	157,582
442	Argan, Inc.	296,131
3,471	Array Technologies, Inc. †	26,866
890	Astec Industries, Inc.	57,868
712	AZZ, Inc.	101,844
445	Blue Bird Corp. †	28,529
3,115	BrightView Holdings, Inc. †	37,069
1,958	CECO Environmental Corp. †	145,166
3,202	Centuri Holdings, Inc.†	120,395
712	Construction Partners, Inc., Class A †	88,046
7,654	Custom Truck One Source, Inc. †	75,392
3,471	Deluxe Corp.	108,121
4,806	DNOW, Inc. †	64,833
1,780	Douglas Dynamics, Inc.	82,111
178	Dycom Industries, Inc. †	73,710
1,424	Enerpac Tool Group Corp., Class A	49,982
3,293	First Advantage Corp. †	42,019
1,479	Flowserve Corp.	108,914
3,043	Fluence Energy, Inc., Class A †	37,064
11,864	FTAI Infrastructure, Inc.	72,904
979	GATX Corp.	191,805
2,047	Genco Shipping & Trading, Ltd.	49,619
267	Generac Holdings, Inc. †	69,214
890	Greenbrier Cos., Inc. (The)	43,717
623	Gritfon Corp.	56,799
1,780	GXO Logistics, Inc. †	101,691
7,654	Heartland Express, Inc.	102,411
1,780	Helios Technologies, Inc.	121,752
6,319	Hillman Solutions Corp. †	51,563
267	Huron Consulting Group, Inc. †	34,888
534	Innodata, Inc. †	22,551
4,361	Janus International Group, Inc. †	22,677
623	JBT Marel Corp.	73,576
4,272	Legalzoom.com, Inc. †	27,554
267	Limbach Holdings, Inc. †	26,639

See notes which are an integral part of the Financial Statements

10 | Annual Financial Statements and Other Information

Eventide Small Cap ETF (Continued)	April 30, 2026

Portfolio of Investments

Shares		Value
Common Stocks — 99.3% - (Continued)
Industrials — 19.3% (Continued)
1,869	LSI Industries, Inc.	$45,435
5,340	Marten Transport, Ltd.	80,527
2,937	Masterbrand, Inc. †	26,374
712	Modine Manufacturing Co. †	181,298
623	MSC Industrial Direct Co., Inc., Class A	63,714
3,204	Mueller Water Products, Inc., Class A	89,360
356	MYR Group, Inc. †	144,112
534	Nextpower, Inc., Class A†	63,615
4,595	Pitney Bowes, Inc.	71,039
3,471	Planet Labs PBC †	128,322
534	Powell Industries, Inc.	148,062
801	Primoris Services Corp.	145,101
3,649	Quanex Building Products Corp.	72,761
2,670	Resideo Technologies, Inc. †	110,458
2,492	RXO, Inc. †	49,765
5,340	Shoals Technologies Group, Inc., Class A †	42,400
359	Sterling Infrastructure, Inc.†	185,108
445	Transcat, Inc. †	33,865
801	Trex Co, Inc. †	31,399
267	TriNet Group, Inc.	12,223
7,565	Vestis Corp. †	73,532
1,032	Willdan Group, Inc. †	78,432
1,869	WillScot Holdings Corp.	42,314
712	Xometry, Inc., Class A †	36,504
		4,956,752
Information Technology — 16.3%
890	ACM Research, Inc., Class A †	46,004
4,628	ADTRAN Holdings, Inc. †	81,870
623	Advanced Energy Industries, Inc.	239,177
623	Aeva Technologies, Inc. †	9,962
1,424	Alarm.com Holdings, Inc. †	63,240
1,958	Alkami Technology, Inc. †	30,897
1,068	Allegro MicroSystems, Inc. †	51,798
1,602	Alpha & Omega Semiconductor, Ltd. †	69,575
2,492	Applied Digital Corp. †	85,351
3,204	Arlo Technologies, Inc. †	45,016
4,539	Aurora Innovation, Inc., Class A †	26,689
3,292	AvePoint, Inc. †	32,097
890	Belden, Inc.	100,107
979	BILL Holdings, Inc. †	37,202
2,224	Braze, Inc., Class A †	48,995
979	Calix, Inc. †	42,645
1,157	Clear Secure, Inc., Class A	61,772
2,314	Cohu, Inc. †	109,568
623	Commvault Systems, Inc. †	61,602
1,602	DigitalOcean Holdings, Inc. †	154,480
890	Diodes, Inc. †	95,364
1,246	Enphase Energy, Inc. †	41,068
1,157	ePlus, Inc.	97,986
4,361	Evolv Technologies Holdings, Inc. †	31,399
2,937	Five9, Inc. †	50,516
2,468	Flex, Ltd. †	225,946
801	FormFactor, Inc. †	108,880
2,936	Freshworks, Inc., Class A †	23,958
6,140	Grid Dynamics Holdings, Inc. †	34,937
4,005	Harmonic, Inc. †	45,777
1,513	I3 Verticals, Inc., Class A †	34,118
2,314	Ichor Holdings, Ltd. †	152,654
444	Impinj, Inc. †	64,344
415	InterDigital, Inc.	123,073
534	Itron, Inc. †	44,749
2,792	Kimball Electronics, Inc. †	75,412

Shares		Value
Common Stocks — 99.3% - (Continued)
Information Technology — 16.3% (Continued)
1,424	Klaviyo, Inc., Class A †	$28,608
2,080	Kyndryl Holdings, Inc. †	28,746
1,068	Lattice Semiconductor Corp. †	130,595
801	Life360, Inc. †	34,515
4,005	Navitas Semiconductor Corp., Class A †	66,083
3,292	nCino, Inc. †	57,544
2,670	NETGEAR, Inc. †	67,471
1,869	NextNav, Inc. †	34,633
978	Novanta, Inc. †	126,680
1,068	Photronics, Inc. †	52,845
4,004	Rapid7, Inc. †	23,624
1,157	Rogers Corp. †	157,063
1,424	ScanSource, Inc. †	58,555
712	Silicon Laboratories, Inc. †	155,001
178	SiTime Corp. †	100,063
1,335	Synaptics, Inc. †	124,943
1,157	Ultra Clean Holdings, Inc. †	90,420
1,157	Vertex, Inc., Class A †	14,312
3,171	Vontier Corp.	113,775
3,292	Zeta Global Holdings Corp., Class A †	60,639
		4,174,343
Materials — 3.6%
1,958	Cabot Corp.	150,688
3,500	Century Aluminum Co. †	208,040
7,031	Element Solutions, Inc.	299,450
1,424	Greif, Inc., Class A	92,902
890	Louisiana-Pacific Corp.	64,249
1,068	Sylvamo Corp.	45,636
2,403	TriMas Corp.	88,959
		949,924
Real Estate — 3.9%
1,344	Camden Property Trust	141,147
11,596	Compass, Inc., Class A †	87,782
771	EastGroup Properties, Inc.	155,125
3,827	Forestar Group, Inc. †	108,151
6,497	Highwoods Properties, Inc.	157,942
328	Jones Lang LaSalle, Inc. †	104,347
4,616	Marcus & Millichap, Inc.	128,279
9,078	Newmark Group, Inc., Class A	146,336
		1,029,109
Utilities — 4.2%
7,209	AES Corp. (The)	104,170
1,885	Black Hills Corp.	141,922
1,603	Clearway Energy, Inc., Class C	64,697
1,335	H2O America	75,014
5,429	MDU Resources Group, Inc.	122,315
349	OGE Energy Corp.	17,031
1,157	Ormat Technologies, Inc.	132,939
1,513	Pinnacle West Capital Corp.	156,929
2,046	Southwest Gas Holdings, Inc.	192,427
5,696	XPLR Infrastructure LP†	58,954
		1,066,398
Total Common Stocks (Cost $23,268,582)		$25,558,862
Total Investments — 99.3%
(Cost $23,268,582)		$25,558,862
Net other assets (liabilities) — 0.7%		172,026

Net Assets — 100.0%		$25,730,888

LP — Limited Partnership

PBC — Public Benefit Corporation

PLC — Public Limited Company

†	Non-income producing security

See notes which are an integral part of the Financial Statements

Annual Financial Statements and Other Information | 11

Eventide US Market ETF	April 30, 2026

Portfolio of Investments

Shares		Value
Common Stocks — 99.3%
Communication Services — 0.7%
25,335	Cargurus, Inc., Class A †	$923,714
7,545	Trade Desk, Inc. (The), Class A †	177,987
		1,101,701
Consumer Discretionary — 7.7%
9,593	Aptiv plc †	578,074
382	AutoZone, Inc. †	1,414,939
8,863	Chewy, Inc., Class A †	225,297
2,918	D.R. Horton, Inc.	448,963
3,550	Deckers Outdoor Corp. †	362,810
1,611	Garmin, Ltd.	404,587
7,143	Home Depot, Inc. (The)	2,348,619
8,632	Lowe’s Cos, Inc.	2,061,235
4,577	Magna International, Inc. ADR	291,418
17,134	O’Reilly Automotive, Inc. †	1,703,120
1,255	Patrick Industries, Inc.	116,715
4,667	PulteGroup, Inc.	571,055
23,202	QuantumScape Corp., Class A †	169,143
2,554	Stride, Inc. †	248,147
2,493	Toll Brothers, Inc.	354,355
8,014	VF Corp.	151,705
2,094	Wayfair, Inc., Class A †	133,869
		11,584,051
Consumer Staples — 0.4%
12,737	McCormick & Co., Inc.	647,549
		647,549
Energy — 3.3%
2,226	Cheniere Energy, Inc.	612,039
2,120	ConocoPhillips	266,654
20,778	Exxon Mobil Corp.	3,206,668
2,026	Valero Energy Corp.	511,727
6,229	Williams Cos., Inc. (The)	475,335
		5,072,423
Financials — 13.3%
12,490	Aflac, Inc.	1,419,738
6,031	American Express Co.	1,948,315
4,305	Arthur J. Gallagher & Co.	888,552
847	Cboe Global Markets, Inc.	254,176
3,596	Cincinnati Financial Corp.	588,306
1,293	East West Bancorp, Inc.	163,526
22,674	Fifth Third Bancorp	1,150,932
3,276	Global Payments, Inc.	235,741
6,725	Houlihan Lokey, Inc., Class A	1,040,694
46,019	Huntington Bancshares, Inc.	771,278
2,845	Lemonade, Inc. †	161,141
17,103	MGIC Investment Corp.	452,886
3,259	Moody’s Corp.	1,505,169
1,657	MSCI, Inc., Class A	979,966
16,538	Nasdaq, Inc.	1,520,008
7,764	Progressive Corp. (The)	1,562,738
25,029	Regions Financial Corp.	714,578
9,785	Rocket Cos., Inc., Class A †	143,057
3,418	S&P Global, Inc.	1,473,944
8,256	Shift4 Payments, Inc., Class A †	365,576
41,143	SoFi Technologies, Inc. †	662,402
12,330	Toast, Inc., Class A †	351,652
3,023	Tradeweb Markets, Inc., Class A	342,355
32,256	Truist Financial Corp.	1,661,184
2,236	W R Berkley Corp.	149,432
		20,507,346

Shares		Value
Common Stocks — 99.3% - (Continued)
Health Care — 9.5%
1,141	Alnylam Pharmaceuticals, Inc. †	$353,128
4,504	Amgen, Inc.	1,559,511
16,531	Boston Scientific Corp. †	952,351
2,159	CG Oncology, Inc. †	144,092
4,426	Dexcom, Inc.†	263,568
14,226	Doximity, Inc., Class A †	347,683
5,033	Edwards Lifesciences Corp. †	420,256
2,234	Eli Lilly & Co.	2,087,897
5,787	GE HealthCare Technologies, Inc.	352,081
1,820	Guardant Health, Inc. †	158,486
833	IDEXX Laboratories, Inc. †	467,146
2,461	Incyte Corp. †	234,459
2,146	Insmed, Inc. †	292,564
2,131	Intuitive Surgical, Inc. †	975,167
296	Madrigal Pharmaceuticals, Inc. †	153,147
18,719	Medtronic plc	1,515,678
108	Mettler-Toledo International, Inc. †	137,874
1,964	Protagonist Therapeutics, Inc. †	194,377
1,093	Quest Diagnostics, Inc.	212,260
1,764	Revolution Medicines, Inc. †	254,228
19,926	Royalty Pharma plc, Class A	998,093
1,429	STERIS plc	309,922
4,827	Stryker Corp.	1,521,132
492	United Therapeutics Corp. †	281,104
6,971	Zoetis, Inc.	801,456
		14,987,660
Industrials — 18.8%
1,151	AerCap Holdings NV	163,684
431	Argan, Inc.	288,761
10,983	Automatic Data Processing, Inc.	2,327,737
914	Axon Enterprise, Inc. †	367,209
1,309	Bloom Energy Corp., Class A †	370,918
6,157	Broadridge Financial Solutions, Inc.	948,055
3,190	Canadian Pacific Kansas City, Ltd.	277,402
2,609	Caterpillar, Inc.	2,322,297
340	Comfort Systems USA, Inc.	625,685
8,225	Copart, Inc. †	272,330
3,805	Emerson Electric Co.	534,374
3,656	Expeditors International of Washington, Inc.	540,686
17,640	Fastenal Co.	792,565
3,010	Ferguson Enterprises, Inc.	805,807
936	FTAI Aviation, Ltd.	233,691
1,375	GE Vernova, Inc.	1,489,758
6,002	Illinois Tool Works, Inc.	1,548,576
1,236	Nextpower, Inc., Class A †	147,245
1,054	Old Dominion Freight Line, Inc.	223,901
4,831	Otis Worldwide Corp.	376,238
9,981	Paychex, Inc.	924,540
1,222	Quanta Services, Inc.	889,335
2,610	RB Global, Inc.	272,223
5,858	Republic Services, Inc., Class A	1,225,611
2,739	Rockwell Automation, Inc.	1,120,004
2,684	Rollins, Inc.	149,579
1,507	Snap-on, Inc.	577,784
19,237	SS&C Technologies Holdings, Inc.	1,333,124
393	Sterling Infrastructure, Inc. †	202,639
4,644	Thomson Reuters Corp.	444,384
1,834	Trane Technologies plc	903,318
4,555	UL Solutions, Inc., Class A	412,182

See notes which are an integral part of the Financial Statements

12 | Annual Financial Statements and Other Information

Eventide US Market ETF (Continued)	April 30, 2026

Portfolio of Investments

Shares		Value
Common Stocks — 99.3% - (Continued)
Industrials — 18.8% (Continued)
8,027	Union Pacific Corp.	$2,163,116
527	United Rentals, Inc	505,836
1,856	Verisk Analytics, Inc., Class A	342,413
2,137	Vertiv Holdings Co., Class A	701,983
6,675	Waste Management, Inc.	1,552,271
3,769	Xylem, Inc.	445,345
		28,822,606
Information Technology — 31.4%
5,433	Advanced Micro Devices, Inc. †	1,925,944
1,577	Akamai Technologies, Inc.†	162,399
7,161	Arista Networks, Inc. †	1,236,776
11,550	Broadcom, Inc.	4,821,316
2,677	Cadence Design Systems, Inc. †	882,312
1,660	CDW Corp.	227,271
1,396	Ciena Corp. †	736,502
5,258	Cognizant Technology Solutions Corp., Class A	278,148
1,211	Coherent Corp.†	387,169
1,657	CoreWeave, Inc., Class A†	184,921
2,259	Credo Technology Group Holding, Ltd. †	393,089
1,982	Crowdstrike Holdings, Inc., Class A†	883,476
4,088	Datadog, Inc., Class A †	540,393
4,692	Dell Technologies, Inc., Class C	980,394
2,023	Entegris, Inc.	286,012
8,281	Everpure, Inc., Class A †	591,677
316	Fabrinet †	215,977
161	Fair Isaac Corp.†	165,025
9,729	Flex, Ltd. †	890,690
7,764	Fortinet, Inc. †	654,583
1,235	Guidewire Software, Inc. †	170,912
763	HubSpot, Inc. †	169,203
418	InterDigital, Inc.	123,962
1,792	Intuit, Inc.	696,192
898	KLA Corp.	1,571,814
6,225	Lam Research Corp.	1,605,179
541	Lumentum Holdings, Inc. †	488,155
3,898	Micron Technology, Inc.	2,015,889
1,348	MongoDB, Inc., Class A †	338,119
395	Monolithic Power Systems, Inc.	637,692
3,570	Motorola Solutions, Inc.	1,567,337
5,364	NetApp, Inc.	594,170
4,213	Nutanix, Inc., Class A †	172,270
55,573	NVIDIA Corp.	11,090,703
6,313	Palo Alto Networks, Inc. †	1,132,046
3,092	Procore Technologies, Inc. †	174,945
7,126	Qualcomm, Inc.	1,279,687
943	Roper Technologies, Inc.	334,586
7,967	Samsara, Inc., Class A †	228,972
539	Sandisk Corp. †	591,019
5,821	SAP SE ADR	986,601
1,387	Seagate Technology Holdings plc	934,339
9,303	ServiceNow, Inc. †	821,548
354	SiTime Corp. †	199,001
4,291	Snowflake, Inc., Class A †	585,593
1,730	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	685,184

Shares		Value
Common Stocks — 99.3% - (Continued)
Information Technology — 31.4% (Continued)
1,189	Teradyne, Inc.	$408,386
14,461	Trimble, Inc. †	973,514
1,276	Tyler Technologies, Inc. †	435,295
3,788	Workday, Inc., Class A †	463,651
2,833	Zscaler, Inc. †	370,216
		48,290,254
Materials — 4.0%
2,281	Air Products and Chemicals, Inc.	684,414
4,466	Ecolab, Inc.	1,163,840
7,419	International Paper Co.	225,686
4,153	Linde plc	2,081,234
526	Martin Marietta Materials, Inc.	325,631
2,005	PPG Industries, Inc.	217,543
3,053	Sherwin-Williams Co. (The)	981,875
1,534	Steel Dynamics, Inc.	350,764
1,132	Vulcan Materials Co.	341,570
		6,372,557
Real Estate — 4.0%
3,478	American Tower Corp.	635,465
3,017	AvalonBay Communities, Inc.	552,111
5,472	CBRE Group, Inc., Class A †	781,018
1,669	Digital Realty Trust, Inc.	335,369
612	Equinix, Inc.	662,692
9,619	Equity Residential	628,891
1,335	Essex Property Trust, Inc.	351,385
1,336	Iron Mountain, Inc.	168,323
644	Jones Lang LaSalle, Inc. †	204,876
12,396	Prologis, Inc.	1,760,480
914	SBA Communications Corp., Class A	202,177
		6,282,787
Utilities — 6.2%
10,709	American Electric Power Co, Inc.	1,468,311
2,020	Consolidated Edison, Inc.	225,210
1,560	Constellation Energy Corp.	488,280
4,510	Dominion Energy, Inc.	290,895
13,741	Duke Energy Corp.	1,780,146
1,560	Entergy Corp.	183,940
14,170	NextEra Energy, Inc.	1,386,960
3,103	NRG Energy, Inc.	482,765
3,917	Public Service Enterprise Group, Inc.	319,862
9,575	Sempra	910,774
16,096	Southern Co. (The)	1,556,483
459	Talen Energy Corp. †	170,941
1,626	Vistra Corp.	256,648
		9,521,215
Total Common Stocks (Cost $136,965,089		$153,190,149
Total Investments — 99.3%
(Cost $136,965,089)		$153,190,149
Other Assets less Liabilities — 0.7%		1,009,220

Net Assets — 100.0%		$154,199,369

ADR — American Depositary Receipt

NV — Naamloze Vennootschap (Dutch stock company)

PLC — Public Liability Company

S&P — Standard and Poor’s

SE — Societas Europaea (European public limited company)

†	Non-income producing security

See notes which are an integral part of the Financial Statements

Annual Financial Statements and Other Information | 13

Statements of Assets and Liabilities	April 30, 2026

	Eventide	Eventide	Eventide
	High Dividend ETF	International ETF	Large Cap Growth ETF
Assets:
Investments, at value (Cost $182,209,456, $15,404,630 and $17,820,430)	$219,190,304	$16,009,516	$18,928,923
Foreign currency, at value (Cost $—, $1,144 and $—)	—	1,144	—
Cash and Cash Equivalents	1,770,386	415,183	499,680
Dividends and interest receivable	99,880	44,773	3,928
Receivable for investments sold	1,340,306	—	—
Receivable for capital shares issued	7,461,132	—	—
Reclaims receivable	3,412	4,412	—
Total Assets	229,865,420	16,475,028	19,432,531
Liabilities:
Payable for investments purchased	9,067,386	—	—
Accrued expenses:
Advisory	72,877	7,433	5,205
Total Liabilities	9,140,263	7,433	5,205
Net Assets	$220,725,157	$16,467,595	$19,427,326
Net Assets consist of:
Paid-in Capital	$190,953,563	$15,825,602	$18,643,353
Total Distributable Earnings (Loss)	29,771,594	641,993	783,973
Net Assets	$220,725,157	$16,467,595	$19,427,326

Net Assets:	$220,725,157	$16,467,595	$19,427,326
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value):	7,100,000	600,000	750,000
Net Asset Value (offering and redemption price per share):	$31.09	$27.45	$25.90

See notes which are an integral part of the Financial Statements

14 | Annual Financial Statements and Other Information

Statements of Assets and Liabilities (Continued)	April 30, 2026

	Eventide	Eventide	Eventide
	Large Cap Value ETF	Small Cap ETF	US Market ETF
Assets:
Investments, at value
(Cost $11,013,578, $23,268,582 and $136,965,089)	$11,429,223	$25,558,862	$153,190,149
Cash and Cash Equivalents	328,516	177,945	1,021,255
Dividends and interest receivable	3,225	3,681	34,507
Total Assets	11,760,964	25,740,488	154,245,911
Liabilities:
Accrued expenses:
Advisory	2,982	9,600	46,542
Total Liabilities	2,982	9,600	46,542
Net Assets	$11,757,982	$25,730,888	$154,199,369
Net Assets consist of:
Paid-in Capital	$11,340,816	$23,479,662	$139,303,994
Total Distributable Earnings (Loss)	417,166	2,251,226	14,895,375
Net Assets	$11,757,982	$25,730,888	$154,199,369

Net Assets:	$11,757,982	$25,730,888	$154,199,369
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value):	430,000	890,000	5,435,000
Net Asset Value (offering and redemption price per share):	$27.34	$28.91	$28.37

See notes which are an integral part of the Financial Statements

Annual Financial Statements and Other Information | 15

Statements of Operations	For the Periods Indicated

	Eventide	Eventide	Eventide
	High Dividend ETF	International ETF	Large Cap Growth ETF
		For the period	For the period
		December 16,	September 29,
		2025(a)	2025(a)
	Year ended	through	through
	April 30, 2026	April 30, 2026	April 30, 2026
Investment Income:
Dividend income	$3,557,790	$109,949	$44,093
Interest income	—	192	—
Foreign tax withholding	(73,786)	(11,594)	(179)
Total Investment Income	3,484,004	98,547	43,914
Expenses:
Advisory	725,502	19,663	19,254
Total Net Expenses	725,502	19,663	19,254
Net Investment Income	2,758,502	78,884	24,660
Realized and Unrealized Gains (Losses):
Net realized gains (losses) from investment and foreign currency transactions	(844,933)	(15,095)	(328,350)
Net realized gains (losses) from in-kind transactions	4,701,961	80,174	—
Change in unrealized appreciation (depreciation) on investments and foreign currency translations	36,155,390	605,523	1,108,493
Net Realized and Unrealized Gains (Losses)	40,012,418	670,602	780,143
Change in Net Assets Resulting From Operations	$42,770,920	$749,486	$804,803

(a)	Commencement of operations

See notes which are an integral part of the Financial Statements

16 | Annual Financial Statements and Other Information

Statements of Operations (Continued)	For the Periods Indicated

	Eventide	Eventide	Eventide
	Large Cap Value ETF	Small Cap ETF	US Market ETF
	For the period	For the period
	September 29,	September 29,
	2025(a)	2025(a)
	through	through	Year ended
	April 30, 2026	April 30, 2026	April 30, 2026
Investment Income:
Dividend income	$34,813	$72,230	$1,505,420
Foreign tax withholding	(62)	—	(9,625)
Total Investment Income	34,751	72,230	1,495,795
Expenses:
Advisory	7,564	34,517	461,470
Total Net Expenses	7,564	34,517	461,470
Net Investment Income	27,187	37,713	1,034,325
Realized and Unrealized Gains (Losses):
Net realized gains (losses) from investment and foreign currency transactions	(4,364)	(41,600)	(869,825)
Net realized gains (losses) from in-kind transactions	—	—	2,004,569
Change in unrealized appreciation (depreciation) on investments and foreign currency translations	415,645	2,290,280	17,163,444
Net Realized and Unrealized Gains (Losses)	411,281	2,248,680	18,298,188
Change in Net Assets Resulting From Operations	$438,468	$2,286,393	$19,332,513

(a)	Commencement of operations

See notes which are an integral part of the Financial Statements

Annual Financial Statements and Other Information | 17

Statements of Changes in Net Assets

	Eventide		Eventide	Eventide Large Cap
	High Dividend ETF		International ETF	Growth ETF
		For the period	For the period	For the period
		September 30,	December 16,	September 29,
		2024(a)	2025(a)	2025(a)
	Year ended	through	through	through
	April 30, 2026	April 30, 2025	April 30, 2026	April 30, 2026
From Investment Activities:
Operations:
Net investment income	$2,758,502	$585,998	$78,884	$24,660
Net realized gains (losses) from investment, in-kind and foreign currency transactions	3,857,028	(6,340,818)	65,079	(328,350)
Change in unrealized appreciation (depreciation) on investments and foreign currency translations	36,155,390	825,458	605,523	1,108,493
Change in net assets resulting from operations	42,770,920	(4,929,362)	749,486	804,803
Distributions to Shareholders:
Total distributions	(3,133,140)	(554,405)	(27,319)	(20,830)
Change in net assets from distributions	(3,133,140)	(554,405)	(27,319)	(20,830)
Capital Transactions:
Proceeds from shares issued	113,785,427	101,590,221	17,617,978	18,643,353
Cost of shares redeemed	(27,579,005)	(1,225,499)	(1,872,550)	—
Change in net assets from capital transactions	86,206,422	100,364,722	15,745,428	18,643,353
Change in net assets	125,844,202	94,880,955	16,467,595	19,427,326
Net Assets:
Beginning of period	94,880,955	—	—	—
End of period	$220,725,157	$94,880,955	$16,467,595	$19,427,326
Share Transactions:
Issued	4,170,000	4,000,000	675,000	750,000
Redeemed	(1,020,000)	(50,000)	(75,000)	—
Change in shares	3,150,000	3,950,000	600,000	750,000

(a)	Commencement of operations

See notes which are an integral part of the Financial Statements

18 | Annual Financial Statements and Other Information

Statements of Changes in Net Assets (Continued)

	Eventide Large Cap	Eventide	Eventide
	Value ETF	Small Cap ETF	US Market ETF
	For the period	For the period		For the period
	September 29,	September 29,		December 17,
	2025(a)	2025(a)		2024(a)
	through	through	Year ended	through
	April 30, 2026	April 30, 2026	April 30, 2026	April 30, 2025
From Investment Activities:
Operations:
Net investment income	$27,187	$37,713	$1,034,325	$100,635
Net realized gains (losses) from investment, in-kind and foreign currency transactions	(4,364)	(41,600)	1,134,744	(454,335)
Change in unrealized appreciation (depreciation) on investments and foreign currency translations	415,645	2,290,280	17,163,444	(938,384)
Change in net assets resulting from operations	438,468	2,286,393	19,332,513	(1,292,084)
Distributions to Shareholders:
Total distributions	(21,302)	(35,167)	(1,062,375)	(86,135)
Change in net assets from distributions	(21,302)	(35,167)	(1,062,375)	(86,135)
Capital Transactions:
Proceeds from shares issued	11,340,816	23,479,662	92,111,596	55,549,732
Cost of shares redeemed	—	—	(10,353,878)	—
Change in net assets from capital transactions	11,340,816	23,479,662	81,757,718	55,549,732
Change in net assets	11,757,982	25,730,888	100,027,856	54,171,513
Net Assets:
Beginning of period	—	—	54,171,513	—
End of period	$11,757,982	$25,730,888	$154,199,369	$54,171,513
Share Transactions:
Issued	430,000	890,000	3,520,000	2,300,000
Redeemed	—	—	(385,000)	—
Change in shares	430,000	890,000	3,135,000	2,300,000

(a)	Commencement of operations

See notes which are an integral part of the Financial Statements

Annual Financial Statements and Other Information | 19

Financial Highlights

									Ratio	Ratio	Ratio of Net
			Net realized						of Net	of Gross	Investment
	Net Asset	Net	and		Distributions			Total	Expenses	Expenses	Income	Net Assets
	Value,	investment	unrealized	Total from	from net		Net Asset	return at	to Average	to Average	(Loss) to	at end of
	beginning	income	gains	investment	investment	Total	Value,	Net Asset	Net	Net	Average	period	Portfolio
	of period	(loss)(a)	(losses)	activities	income	distributions	end of period	Value(b)(c)	Assets(d)	Assets(d)	Net Assets(d)	(000’s)	turnover(b)
Eventide High Dividend ETF
Year Ended April 30, 2026	$24.02	0.50	7.13	7.63	(0.56)	(0.56)	$31.09	32.22%	0.49%	0.49%	1.86%	$220,725	63%
September 30, 2024(e)
through April 30, 2025	$25.00	0.26	(1.05)	(0.79)	(0.19)	(0.19)	$24.02	(3.17)%	0.49%	0.49%	1.82%	$94,881	89%
Eventide International ETF
December 16, 2025(e)
through April 30, 2026	$25.00	0.23	2.28	2.51	(0.06)	(0.06)	$27.45	10.04%	0.59%	0.59%	2.34%	$16,468	10%
Eventide Large Cap Growth ETF
September 29, 2025(e)
through April 30, 2026	$25.00	0.07	0.87	0.94	(0.04)	(0.04)	$25.90	3.79%	0.39%	0.39%	0.49%	$19,427	38%
Eventide Large Cap Value ETF
September 29, 2025(e)
through April 30, 2026	$25.00	0.21	2.27	2.48	(0.14)	(0.14)	$27.34	9.97%	0.39%	0.39%	1.38%	$11,758	22%
Eventide Small Cap ETF
September 29, 2025(e)
through April 30, 2026	$25.00	0.08	3.88	3.96	(0.05)	(0.05)	$28.91	15.86%	0.49%	0.49%	0.53%	$25,731	14%
Eventide US Market ETF
Year Ended April 30, 2026	$23.55	0.23	4.83	5.06	(0.24)	(0.24)	$28.37	21.54%	0.39%	0.39%	0.87%	$154,199	56%
December 17, 2024(e)
through April 30, 2025	$25.00	0.07	(1.47)	(1.40)	(0.05)	(0.05)	$23.55	(5.60)%	0.39%	0.39%	0.82%	$54,172	34%

(a)	Calculated using the average shares method

(b)	Not annualized for periods less than one year

(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions, including dividends and return of capital, at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to ditferences between the market price of the shares and the net asset value per share of the Fund.

(d)	Annualized for periods less than one year

(e)	Commencement of operations

See notes which are an integral part of the Financial Statements

20 | Annual Financial Statements and Other Information

Notes to Financial Statements	April 30, 2026

(1) Organization

Strategy Shares (the “Trust”) was organized on September 7, 2010 as a Delaware statutory trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest (“Shares”) in one or more series representing interests in separate portfolios of securities. Currently, the Trust offers its Shares in fourteen separate series. The accompanying Financial Statements relate to the following series: Eventide High Dividend ETF, Eventide International ETF, Eventide Large Cap Growth ETF, Eventide Large Cap Value ETF, Eventide Small Cap ETF, and Eventide US Market ETF (individually referred to as a “Fund,” or collectively as the “Funds”). The Funds are diversified, actively-managed exchange-traded funds. The investment objective of Eventide High Dividend ETF is to seek income, income growth and long-term capital appreciation. The investment objective of each of Eventide International ETF, Eventide Large Cap Growth ETF, Eventide Large Cap Value ETF, Eventide Small Cap ETF, and Eventide US Market ETF is to seek long-term capital appreciation. The Funds’ prospectus provides a description of each Fund’s investment objective, policies, and strategies. The assets of each Fund in the Trust are segregated, and a shareholder’s interest is limited to the Fund in which shares are held.

Eventide International ETF commenced operations on December 16, 2025, and Eventide Large Cap Growth ETF, Eventide Large Cap Value ETF and Eventide Small Cap ETF commenced operations on September 29, 2025. Shares of each Fund are listed and traded on the NYSE Arca, Inc. Market prices for the Shares may be different from their net asset value (“NAV”). Each Fund issues and redeems Shares on a continuous basis at NAV only in large blocks of shares, or multiples thereof, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit.

Under the Trust’s organizational documents, its officers and Board of Trustees (“the Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

(2) Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies including Accounting Standard Update 2013-08. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Investment Valuations

The Funds hold investments at fair value. Fair value is defined as the price that would be expected to be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Security values are ordinarily obtained through the use of independent pricing services pursuant to procedures approved by the Board. Pursuant to these procedures, the Funds may use a pricing service, bank, or broker-dealer experienced in such matters to value the Funds’ securities. When reliable market quotations are not readily available for any security, the fair value of that security will be determined in accordance with procedures approved by the Board. The fair valuation process is designed to value the subject security at the price the Funds would reasonably expect to receive upon its current sale. Additional consideration is given to securities that have experienced a decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly.

The Trust has a three-tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Funds’ investments. The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

●	Level 1 – Quoted prices in active markets for identical assets

●	Level 2 – Other observable pricing inputs at the measurement date (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – Significant unobservable pricing inputs at the measurement date (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Equity securities (including foreign equity securities) traded on a securities exchange are valued at the last reported sales price on the principal exchange, except that equity securities traded on the Nasdaq are valued at the Nasdaq official closing price. If there is no reported sale on the principal exchange, and in the case of over-the-counter securities, equity securities are valued at the mean of the quoted bid and asked prices. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities traded on a national securities exchange or in the over-the-counter market are valued at the last reported sales price on the principal exchange. If there is no reported sale on the principal exchange, and for all other debt securities, debt securities are valued at a price supplied by a security pricing service. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Annual Financial Statements and Other Information | 21

Notes to Financial Statements (Continued)	April 30, 2026

The following table provides the fair value measurement as of April 30, 2026.

		Total
Fund	Level 1	Investments
Eventide High Dividend ETF
Common Stocks(a)	$219,190,304	$219,190,304
Total Investments	$219,190,304	$219,190,304
Eventide International ETF
Common Stocks(a)	$16,009,516	$16,009,516
Total Investments	$16,009,516	$16,009,516
Eventide Large Cap Growth ETF
Common Stocks(a)	$18,928,923	$18,928,923
Total Investments	$18,928,923	$18,928,923
Eventide Large Cap Value ETF
Common Stocks(a)	$11,429,223	$11,429,223
Total Investments	$11,429,223	$11,429,223
Eventide Small Cap ETF
Common Stocks(a)	$25,558,862	$25,558,862
Total Investments	$25,558,862	$25,558,862
Eventide US Market ETF
Common Stocks(a)	$153,190,149	$153,190,149
Total Investments	$153,190,149	$153,190,149

(a)	Please see the Portfolio of Investments for industry classifications.

For the year ended April 30, 2026, there were no Level 2 or Level 3 investments for which significant unobservable inputs were used to determine fair value, nor were there any transfers into or out of Level 3 during the year.

B. Security Transactions and Related Income

Investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the effective interest method. Securities’ gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding, if any, are recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available. Investment income from non-U.S. sources received by the Funds is generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties. The Funds may be subject to foreign taxes on gains in investments or currency repatriation. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

C. Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

D. Cash and Cash Equivalents

Idle cash may be swept into various overnight demand deposits and is classified as cash and cash equivalents on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limit of $250,000. Amounts swept overnight are available on the next business day.

E. Dividends and Distributions to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. Distributions are recorded on the ex-dividend date. The Funds intend to distribute to their shareholders net investment income, if any, at least quarterly and net realized capital gains, if any, at least annually.

The amount of dividends from net investment income and net realized gains is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., distributions and income received from pass-through investments, differing treatment of income relating to swap agreements), such amounts are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. Temporary differences are primarily due to wash sales and differing treatment on certain investments. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as a distribution of capital.

The Funds may own shares of real estate investment trusts (“REITs”), which report information on the source of their distributions annually. Distributions received from investments in REITs are initially recorded as dividend income and, to the extent such distributions represent a return of capital or a capital gain for tax purposes, they are reclassified when such information becomes available.

F. Allocation of Expenses

Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among all series of the Trust in relation to the net assets of each series or on another reasonable basis. The Trust may share expenses with Mutual Fund and Variable Insurance Trust, an open-end management investment company managed by Rational Advisors, Inc. Those expenses that are shared are allocated proportionally among each of the trusts or on another reasonable basis.

(3) Investment Advisory and Other Contractual Services

A. Investment Advisory Fees

Eventide Asset Management, LLC (the “Advisor”), serves as the Funds’ investment advisor pursuant to an Investment Advisory Agreement. Subject at all times to the oversight of the Board, the Advisor is responsible for the overall management of the Funds. The Trust has arranged for distribution, custody, fund administration, transfer agency and all other services necessary for the Funds to operate. Eventide High Dividend ETF and Eventide Small Cap ETF pay 0.49%, while Eventide Large Cap Growth ETF, Eventide Large Cap Value ETF, and Eventide US Market ETF each pay 0.39% and Eventide International ETF pays 0.59% of their average daily net assets, computed daily and paid monthly, for advisory services they receive from the advisor. These fees are each structured as a “Unified Fee,” pursuant to which the Advisor is obligated to pay or arrange for the payment of substantially all expenses of the Funds (including, without

22 | Annual Financial Statements and Other Information

Notes to Financial Statements (Continued)	April 30, 2026

limitation, transfer agent fees, administrative fees and expenses, custodian fees, legal fees, accounting fees, any other expenses (including clerical expenses) of issue, sale, repurchase or redemption of shares, expenses of registering or qualifying shares for sale, transfer taxes, all expenses of preparing the Trust’s registration statements and prospectuses for the Funds, and the cost of printing and delivering to shareholders prospectuses and reports), except the Funds’ Advisory fee; taxes; brokerage commissions and trading costs; interest (including borrowing costs and overdraft charges); short sale dividends and interest expenses; acquired fund fees and expenses; and non-routine or extraordinary expenses of the Fund (such as litigation or reorganizational costs), each of which is paid by the Funds. The Advisor’s Unified Fee is designed to cause substantially all of each Fund’s expenses to be paid and to compensate the Advisor for providing services for the Funds.

B. Distribution and Shareholder Services Fees

Foreside Fund Services, LLC (the “Distributor”) is the principal underwriter and distributor of each Fund’s Shares. The Distributor is compensated by the Advisor in accordance with a Distribution Services Agreement between the Advisor and the Distributor. The Trust has adopted but has yet to implement a Rule 12b-1 Distribution Plan (the “Plan”). The Plan is designed to compensate or reimburse financial intermediaries (including the Distributor, the Advisor, and their affiliates) for activities principally intended to result in the sale of Fund shares, such as advertising and marketing of shares (including printing and disseminating prospectuses and sales literature to prospective shareholders and financial intermediaries) and providing incentives to financial intermediaries to sell shares. The Plan is also designed to cover the cost of administrative services performed in conjunction with the sale of shares, including, but not limited to, shareholder services, recordkeeping services and educational services, as well as the costs of implementing and operating the Plan. In accordance with the Plan, the Distributor may enter into agreements with financial intermediaries and dealers relating to distribution and/or marketing services with respect to the Funds. Pursuant to the Plan, each Fund may pay a 12b-1 fee not to exceed 0.25% per year of its average daily net assets. No 12b-1 fee is currently paid by the Funds and the Board has not approved any payments under the Plan.

(4) Investment Transactions

Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the year ended April 30, 2026, were as follows:

Fund	Purchases	Sales
Eventide High Dividend ETF	$92,856,280	$91,998,626
Eventide International ETF(a)	1,118,813	909,619
Eventide Large Cap Growth ETF(b)	3,351,854	2,865,053
Eventide Large Cap Value ETF(b)	1,111,227	784,170
Eventide Small Cap ETF(b)	1,926,113	1,760,638
Eventide US Market ETF	63,778,655	64,172,027

Purchases and sales of in-kind transactions for the year ended April 30, 2026, were as follows:

Fund	Purchases	Sales
Eventide High Dividend ETF	$112,739,370	$27,402,720
Eventide International ETF(a)	16,937,422	1,807,299
Eventide Large Cap Growth ETF(b)	17,662,043	—
Eventide Large Cap Value ETF(b)	10,690,926	—
Eventide Small Cap ETF(b)	23,144,993	—
Eventide US Market ETF	91,828,425	10,361,302

(a)	From commencement of operations, December 16, 2025, through April 30, 2026

(b)	From commencement of operations, September 29, 2025, through April 30, 2026
(5) Capital Share Transactions

Shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail on the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated basket of securities, which constitutes an optimized representation of the securities of that Fund’s specified universe, and an amount of cash. Investors purchasing and redeeming Creation Units may be charged a transaction fee to cover the transfer and other transactional costs it incurs to issue or redeem Creation Units. The standard charge and maximum transaction fee for the Funds are $250 and $1,000, respectively.

For financial reporting, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. These gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders. At the end of the Funds’ tax year, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital. These reclassifications have no effect on net assets or NAV per share.

From time to time, settlement of securities related to subscriptions-in-kind or redemptions-in-kind may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities payable related to in-kind transactions” on the Statements of Assets and Liabilities.

(6) Federal Income Taxes

It is the policy of each Fund to qualify or continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

The Trust has evaluated tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether it is more-likely-than not (i.e., greater than 50-percent chance) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Tax positions taken in tax years remain subject to examination by tax authorities (generally three years plus the interim tax period since then for federal income tax purposes). The determination has been made that there are not any uncertain tax positions that would require the Funds to record a tax liability and, therefore, there is no impact to the Funds’ financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the year ended April 30, 2026, the Funds did not incur any interest or penalties. The tax year end for the Funds is April 30.

Annual Financial Statements and Other Information | 23

Notes to Financial Statements (Continued)	April 30, 2026

As of the tax year ended April 30, 2026, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) were as follows:

				Net Unrealized
	Tax Cost of	Unrealized	Unrealized	Appreciation
Fund	Securities	Appreciation	Depreciation	(Depreciation)
Eventide High Dividend ETF	$184,643,583	$37,055,939	$(2,509,218)	$34,546,721
Eventide International ETF	15,444,020	1,159,291	(593,795)	565,496
Eventide Large Cap Growth ETF	17,866,527	1,747,678	(685,282)	1,062,396
Eventide Large Cap Value ETF	11,021,771	642,327	(234,875)	407,452
Eventide Small Cap ETF	23,293,850	3,580,031	(1,315,019)	2,265,012
Eventide US Market ETF	137,343,300	24,420,977	(8,574,128)	15,846,849

The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to basis adjustments for wash sales and the tax treatment of Passive Foreign Investment Companies.

The tax character of distributions paid during the tax year ended April 30, 2026, were as follows:

	Distributions paid from
	Ordinary	Net Long-Term	Total Taxable	Total
Fund	Income	Capital Gains	Distributions	Distributions Paid
Eventide High Dividend ETF	$3,133,140	$—	$3,133,140	$3,133,140
Eventide International ETF	27,319	—	27,319	27,319
Eventide Large Cap Growth ETF	20,830	—	20,830	20,830
Eventide Large Cap Value ETF	21,302	—	21,302	21,302
Eventide Small Cap ETF	35,167	—	35,167	35,167
Eventide US Market ETF	1,062,375	—	1,062,375	1,062,375

The tax character of distributions paid during the tax year ended April 30, 2025, were as follows:

	Distributions paid from
	Ordinary	Net Long-Term	Total Taxable	Total
Fund	Income	Capital Gains	Distributions	Distributions Paid
Eventide High Dividend ETF	$554,405	$—	$554,405	$554,405
Eventide US Market ETF	86,135	—	86,135	86,135

As of the tax year ended April 30, 2026, the components of distributable earnings (loss) on a tax basis were as follows:

		Undistributed		Accumulated	Unrealized
	Undistributed	Long-Term	Distributable	Capital and	Appreciation	Total Distributable
Fund	Ordinary Income	Capital Gains	Earnings	Other Losses	(Depreciation)	Earnings (Loss)
Eventide High Dividend ETF	$1,518,447	$—	$1,518,447	$(6,293,574)	$34,546,721	$29,771,594
Eventide International ETF	92,453	—	92,453	(16,593)	566,133	641,993
Eventide Large Cap Growth ETF	3,830	—	3,830	(282,253)	1,062,396	783,973
Eventide Large Cap Value ETF	14,078	—	14,078	(4,364)	407,452	417,166
Eventide Small Cap ETF	27,814	—	27,814	(41,600)	2,265,012	2,251,226
Eventide US Market ETF	370,815	—	370,815	(1,322,289)	15,846,849	14,895,375

Permanent Tax Differences:

As of the tax year ended April 30, 2026, the following reclassifications relating primarily to redemptions in-kind have been made to increase (decrease) such accounts with offsetting adjustments as indicated.

	Total Distributable	Paid-in
Fund	Earnings (Loss)	Capital
Eventide High Dividend ETF	$(4,291,917)	$4,291,917
Eventide International ETF	(80,174)	80,174
Eventide US Market ETF	(1,996,544)	1,996,544

24 | Annual Financial Statements and Other Information

Notes to Financial Statements (Continued)	April 30, 2026

As of the tax year ended April 30, 2026, the following Funds have net capital loss carryforwards (“CLCF”) as summarized in the table below. These CLCFs are not subject to expiration:

	Short-Term	Long-Term
Fund	Amount	Amount	Total
Eventide High Dividend ETF	$5,853,941	$439,633	$6,293,574
Eventide International ETF	16,593	—	16,593
Eventide Large Cap Growth ETF	282,253	—	282,253
Eventide Large Cap Value ETF	4,364	—	4,364
Eventide Small Cap ETF	41,600	—	41,600
Eventide US Market ETF	792,589	529,700	1,322,289

(7) Segment Reporting

Subject to the oversight and, when applicable, approval of the Board, the Funds’ Advisor acts as the Funds’ chief operating decision maker (“CODM”) and is responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Funds have a single operating segment based on the fact that the CODM monitors the operating results of the Funds as a whole and the Funds’ long-term strategic asset allocation are determined in accordance with the terms of their prospectus, based on a defined investment strategy which is executed by the Funds’ portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented in the Funds’ financial statements.

(8) Recent Accounting Pronouncement

The Funds adopted Accounting Standards Update 2023-09, Income Taxes (Topic 740) — Improvements to Income Tax Disclosures during the period. The amendments enhance income tax disclosures by requiring greater disclosure of income taxes paid by jurisdiction if the quantitative threshold is met. The Funds did not pay a significant amount of foreign or U.S. federal, state or local income taxes and therefore did not include any additional disclosures in these financial statements.

(9) Risks

Each Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of the positions in the Fund’s portfolio, including equities, fixed-income instruments, derivatives, other assets may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer, country, region, market, industry, sector or asset class.

The principal risks of investing in the Funds are described more fully in the Funds’ prospectus.

(10) Subsequent Events

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date these financial statements were issued. Based upon this evaluation, no additional disclosures or adjustments were required to the financial statements as of April 30, 2026.

Annual Financial Statements and Other Information | 25

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and

Board of Trustees of Strategy Shares

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the funds listed below (the “Funds”), each a series of Strategy Shares, as of April 30, 2026, the related statements of operations and, changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of April 30, 2026, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Eventide High Dividend ETF	For the year ended April 30, 2026	For the years ended April 30, 2026 and for the period from September 30, 2024 (commencement of operations) through April 30, 2025
Eventide International ETF	For the period from December 16, 2025 (commencement of operations) through April 30, 2026
Eventide Large Cap Growth ETF, Eventide Large Cap Value ETF, and Eventide Small Cap ETF	For the period from September 29, 2025 (commencement of operations) through April 30, 2026
Eventide U.S. Market ETF	For the year ended April 30, 2026	For the year ended April 30, 2026 and for the period from December 17, 2024 (commencement of operations) through April 30, 2025

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

COHEN & COMPANY, LTD.
Registered with the Public Company Accounting Oversight Board
800.229.1099 I 866.818.4538 fax I cohenco.com

26 | Annual Financial Statements and Other Information

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies managed by the advisor since 2023.

COHEN & COMPANY, LTD.

Greenwood Village, Colorado

June 29, 2026

Annual Financial Statements and Other Information | 27

Additional Information	April 30, 2026 (Unaudited)

Other Federal Income Tax Information

During the tax year ended April 30, 2026, the following percentages of the total ordinary income distributions paid by the Funds qualifies for the dividends received deduction available to corporate shareholders:

Dividends Received Deduction
Eventide High Dividend ETF	59.64%
Eventide Large Cap Growth ETF	100.00%
Eventide Large Cap Value ETF	74.11%
Eventide Small Cap ETF	100.00%
Eventide US Market ETF	91.94%

During the tax year ended April 30, 2026, the percentages of Qualified Dividend Income are as follows:

Qualified Dividend Income
Eventide High Dividend ETF	71.56%
Eventide International ETF	43.17%
Eventide Large Cap Growth ETF	100.00%
Eventide Large Cap Value ETF	69.03%
Eventide Small Cap ETF	100.00%
Eventide US Market ETF	98.39%

During the tax year ended April 30, 2026, the following Fund designated the maximum amount allowable as interest-related dividends for certain non-U.S. resident investors:

Qualified Interest Income
Eventide International ETF	0.17%

The Funds intend to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. Foreign source income and foreign tax expense per outstanding shares on April 30, 2026 are as follows:

	Foreign	Foreign
	Source Income	Tax Expense
Eventide International ETF	$0.18	$0.01

The pass-through of the foreign tax credit will only affect those persons who are shareholders on the dividend record date in December 2026. These shareholders will receive more detailed information along with their 2026 Form 1099-DIV.

Foreign Tax Credit Pass-Through
Eventide International ETF	$8,636

28 | Annual Financial Statements and Other Information

Items 8-10 (Unaudited)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not Applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not Applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Because the Advisor has agreed in the Investment Advisory Agreement to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, the Advisor pays the compensation to each Independent Trustee for services to the Funds from the Advisor’s investment advisory fees.

Annual Financial Statements and Other Information | 29

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract (Unaudited)

Approval of the Investment Advisory Agreement between Strategy Shares (the “Trust”) and Eventide Asset Management, LLC (“Eventide”) with respect to Eventide International ETF

At a meeting of the Board of Trustees (the “Board”) of the Trust held on September 16, 2025, the Board, a majority of which was composed of Trustees who are not “interested persons” of the Trust, as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”), of the Trust, discussed the approval of the investment advisory agreement between the Trust and Eventide with respect to the Eventide International ETF (the “Eventide Investment Advisory Agreement”).

In connection with the Board’s consideration of the approval of the Eventide Investment Advisory Agreement, as required by Section 15(c) of the 1940 Act, the Board requested and received due diligence materials prepared by Eventide (the “Eventide 15(c) Response”). The Board was assisted by legal counsel throughout the review process and relied upon the advice of legal counsel and its own business judgment in evaluating the Eventide Investment Advisory Agreement and the weight to be given to each factor considered. The conclusions reached by the Board were based upon a comprehensive evaluation and discussion of all the information provided for the Eventide International ETF with respect to the approval of the Eventide Investment Advisory Agreement and were not the result of any one factor. Moreover, each Trustee might have afforded different weight to the various factors in reaching his conclusions with respect to the Eventide Investment Advisory Agreement.

Review of Eventide 15(c) Response

Nature, Extent, and Quality of Services. The Board reviewed the nature, extent, and quality of the services that Eventide proposed to provide to the Eventide International ETF pursuant to the Eventide Investment Advisory Agreement. The Board reviewed information concerning Eventide’s resources, personnel, and business operations. The Board considered that Eventide would oversee the Eventide International ETF investment strategy, including fair valuation. The Board reviewed Eventide’s Form ADV and proxy voting policy summary. The Board discussed the financial health of Eventide and reviewed its Statement of Financial Health dated as of December 31, 2024. The Board reviewed Eventide’s compliance program, including its business continuity and cybersecurity programs. The Board considered that Eventide currently serves as the investment advisor to other series of the Trust, and as the investment advisor to eight series of Mutual Fund Series Trust, an investment company affiliated with the Trust.

Performance. The Eventide 15(c) Response stated that Eventide does not manage any funds with investment objectives or principal investment strategies comparable to those of the Eventide International ETF.

Fees and Expenses. The Board reviewed the proposed unified management fee under which Eventide would pay all the routine expenses of the Eventide International ETF, except for the management fee, Rule 12b-1 expenses, brokerage commissions and trading costs, short sale dividends and interest expenses, acquired fund fees and expenses, and extraordinary expenses.

Profitability. A profitability analysis from Eventide demonstrated that Eventide expected to incur a loss in the first year of managing the Eventide International ETF and realize a profit in the second year.

“Fall-out” Benefits. The Board considered the fall-out benefits that Eventide expected to receive from its relationship with the Eventide International ETF.

Economies of Scale. The Board considered whether Eventide expected to share economies of scale with the Eventide International ETF. The Board determined to revisit the matter of economies of scale as the Eventide International ETF’s assets increased.

Conclusion. The Board considered many factors, and no single factor was determinative to the decision of the Board concerning the approval of the Eventide Investment Advisory Agreement. In connection with its deliberations, the Board reviewed materials prepared by Eventide. Having requested, reviewed, and discussed in depth such information from Eventide as the Board believed to be reasonably necessary to evaluate the terms of the Eventide Investment Advisory Agreement, and as assisted by the advice of counsel, the Board concluded that approval of the Eventide Investment Advisory Agreement was in the best interest of the Eventide International ETF and its prospective shareholders.

30 | Annual Financial Statements and Other Information

Annual Financial Statements
and Other Information

Strategy Shares Gold Enhanced Yield ETF (GOLY)
Strategy Shares Nasdaq 7HANDL™ Index ETF (HNDL)
Strategy Shares Newfound/ReSolve Robust Momentum ETF (ROMO)
Monopoly ETF (MPLY)

APRIL 30, 2026

Strategy Shares Gold Enhanced Yield ETF	April 30, 2026

Portfolio of Investments*

Principal Amount		Value
Corporate Bonds — 42.7%
Communication Services — 3.5%
$2,760,000	Verizon Communications, Inc., 4.52%, 9/15/48	$2,259,237
2,300,000	Walt Disney Co. (The), 2.65%, 1/13/31	2,135,846
		4,395,083
Consumer Discretionary — 2.8%
2,300,000	Amazon.com, Inc., 1.50%, 6/03/30	2,055,650
1,380,000	Home Depot, Inc. (The), 5.88%, 12/16/36	1,469,811
		3,525,461
Consumer Staples — 5.8%
2,300,000	Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.70%, 2/01/36	2,247,219
1,840,000	BAT Capital Corp., 3.56%, 8/15/27	1,820,640
1,840,000	Coca-Cola Co. (The), 1.38%, 3/15/31	1,609,924
1,840,000	Costco Wholesale Corp., 1.60%, 4/20/30	1,666,780
		7,344,563
Energy — 2.4%
1,840,000	Chevron Corp., 2.24%, 5/11/30	1,700,632
1,380,000	MPLX LP, 2.65%, 8/15/30	1,274,290
		2,974,922
Financials — 10.6%
460,000	Capital One Financial Corp., 3.80%, 1/31/28	454,860
2,300,000	Citigroup, Inc., 4.41%, 3/31/31	2,274,917
1,840,000	Fiserv, Inc., 3.50%, 7/01/29	1,769,046
2,300,000	Goldman Sachs Group, Inc. (The), 1.99%, 1/27/32	2,023,705
2,300,000	JPMorgan Chase & Co., 4.49%, 3/24/31	2,291,745
1,840,000	MetLife, Inc., 4.55%, 3/23/30	1,853,558
460,000	Northern Trust Corp., 1.95%, 5/01/30	419,622
2,300,000	Wells Fargo & Co., 3.00%, 10/23/26	2,288,382
		13,375,835
Health Care — 4.0%
1,840,000	AbbVie, Inc., 3.20%, 11/21/29	1,770,604
1,380,000	Amgen, Inc., 2.20%, 2/21/27	1,358,317
1,840,000	CVS Health Corp., 4.30%, 3/25/28	1,832,886
		4,961,807
Industrials — 3.8%
1,840,000	Boeing Co. (The), 5.15%, 5/01/30	1,869,758
1,380,000	General Electric Co., 5.88%, 1/14/38	1,469,487
1,380,000	Southwest Airlines Co., 5.13%, 6/15/27	1,386,112
		4,725,357
Information Technology — 3.9%
1,840,000	Apple, Inc., 3.35%, 2/09/27	1,833,179
1,380,000	Broadcom, Inc., 5.20%, 7/15/35	1,391,905
1,840,000	Oracle Corp., 5.38%, 7/15/40	1,602,975
		4,828,059
Principal Amount		Value
Corporate Bonds — 42.7% (continued)
Materials — 1.4%
$1,380,000	Dow Chemical Co. (The), 3.60%, 11/15/50	$900,186
920,000	Sherwin-Williams Co. (The), 2.95%, 8/15/29	877,911
		1,778,097
Real Estate — 1.7%
2,300,000	Equinix, Inc., 3.20%, 11/18/29	2,194,906
		2,194,906
Utilities — 2.8%
1,840,000	NextEra Energy Capital Holdings, Inc., 2.25%, 6/01/30	1,678,825
1,840,000	Pacific Gas and Electric Co., 4.55%, 7/01/30	1,819,278
		3,498,103
Total Corporate Bonds (Cost $53,689,103)		$53,602,193

Yankee Dollars — 2.5%
Communication Services — 1.3%
1,380,000	Orange SA, 9.00%, 3/01/31	1,622,533
		1,622,533
Energy — 1.2%
1,422,000	Shell International Finance BV, 6.38%, 12/15/38	1,567,335
		1,567,335
Total Yankee Dollars (Cost $3,188,403)		$3,189,868

U.S. Treasury Obligations — 51.3%
7,000,000	U.S. Treasury Bill, 3.65%^, 2/18/27(a)(b)	6,797,416
11,200,000	U.S. Treasury Bill, 3.66%^, 3/18/27(a)	10,844,808
40,000,000	U.S. Treasury Note, 3.38%, 12/31/27(c)	39,673,437
7,000,000	U.S. Treasury Note, 3.75%, 4/30/28	6,981,953
Total U.S. Treasury Obligations (Cost $64,427,064)		$64,297,614
Total Investments — 96.5%
(Cost $121,304,570)		$121,089,675
Net other assets (liabilities) — 3.5%		4,395,896

Net Assets — 100.0%		$125,485,571

*	Portfolio of Investments is presented on a consolidated basis. See Note 2.A. in the Notes to Financial Statements.

^	Reflects the effective yield in effect at April 30, 2026.

(a)	All or a portion held by the Subsidiary.

(b)	Held as collateral for total return swap agreements.

(c)	As of April 30, 2026, investment is 31.6% of the Fund’s net assets. See Note 10 in the Notes to Financial Statements.

BV — Besloten Vennootschap (Dutch private limited company)

LLC — Limited Liability Corporation

LP — Limited Partnership

SA — Societe Anonyme (French public limited company)

See notes which are an integral part of the Financial Statements

Annual Financial Statements and Other Information | 1

Strategy Shares Gold Enhanced Yield ETF (Continued)	April 30, 2026

Total Return Swap Agreements*

							Value and
							Unrealized
Pay/				Payment	Expiration	Notional	Appreciation
Receive(a)	Financing Rate	Description	Counterparty	Frequency	Date	Amount	(Depreciation)
Receive	Etfective Federal Funds Rate(b) + 40 bps	BNP Paribas Rolling Futures G0 GC Index	BNP Paribas SA	Monthly	1/12/27	$109,201,580	$(33,943)
Receive	Etfective Federal Funds Rate(b)	GOLY BCKTGOLY Equity Index BNP Paribas SA		Monthly	1/11/27	17,722,285	—
							$(33,943)

*	All or a portion held by the Subsidiary.

(a)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(b)	The Effective Federal Funds Rate at April 30, 2026 was 3.64%.

The derivative instrument outstanding as of April 30, 2026, as disclosed in the Portfolio of Investments, and the amounts of realized and changes in unrealized gains and losses on swap agreements during the period, as disclosed in the Statement of Operations, serve as indicators of the volume of derivative activity for the Fund.

See notes which are an integral part of the Financial Statements

2 | Annual Financial Statements and Other Information

Strategy Shares Nasdaq 7HANDL™ Index ETF	April 30, 2026

Portfolio of Investments

Principal Amount		Value
U.S. Treasury Obligations — 1.6%
$3,500,000	U.S. Treasury Bill, 3.53%^, 6/11/26+	$3,485,650
7,000,000	U.S. Treasury Bill, 3.63%^, 1/21/27+	6,817,386
Total U.S. Treasury Obligations (Cost $10,309,815)		$10,303,036

Shares		Value
Exchange-Traded Funds — 97.3%
368,225	Dimensional Core Fixed Income ETF	15,553,824
631,655	Global X MLP & Energy Infrastructure ETF	47,929,981
1,271,793	Global X U.S. Preferred ETF	24,278,528
189,778	Invesco Nasdaq 100 ETF	52,169,972
433,373	Invesco Taxable Municipal Bond ETF	11,614,396
22,660	iShares Core S&P 500 ETF	16,362,106
713,790	iShares Core U.S. Aggregate Bond ETF	70,736,589
549,505	JPMorgan Equity Premium Income ETF	31,645,993
300,245	Schwab High Yield Bond ETF	7,893,441
3,056,275	Schwab U.S. Aggregate Bond ETF	70,875,017
1,271,793	Schwab U.S. REIT ETF	29,785,392
198,275	State Street SPDR Portfolio S&P 500 ETF	16,766,134
934,725	State Street Utilities Select Sector SPDR ETF	43,791,866
161,460	Vanguard Dividend Appreciation ETF	36,927,517
235,098	Vanguard Intermediate-Term Corporate Bond ETF	19,477,869
82,150	Vanguard MBS ETF	3,853,657
22,660	Vanguard S&P 500 ETF	14,968,743
963,050	Vanguard Total Bond Market ETF	70,784,175
747,780	WisdomTree U.S. Efficient Core Fund ETF	42,638,416
Total Exchange-Traded Funds (Cost $575,442,735)		$628,053,616
Total Investments — 98.9%
(Cost $585,752,550)		$638,356,652
Net other assets (liabilities) — 1.1%		6,814,921

Net Assets — 100.0%		$645,171,573
^	Reflects the effective yield in effect at April 30, 2026.

+	All or a portion of this security has been pledged as collateral for amounts owed by the Fund for swap agreements.

ETF — Exchange-Traded Fund

MBS — Mortgage-Backed Security

MLP — Master Limited Partnership

REIT — Real Estate Investment Trust

S&P — Standard and Poor’s

SPDR — Standard and Poor’s Depositary Receipts
Total Return Swap Agreements

							Value and
							Unrealized
Pay/				Payment	Expiration	Notional	Appreciation
Receive(a)	Financing Rate	Description	Counterparty	Frequency	Date	Amount	(Depreciation)
Receive	Etfective Federal Funds Rate(b) + 105 bps	Nasdaq 7HANDL™ Index	Canadian Imperial Bank of Commerce	Monthly	3/31/27	$52,728,992	$1,027,331

Receive	Etfective Federal Funds Rate(b) + 95 bps	Nasdaq 7HANDL™ Index	BNP Paribas SA	Monthly	1/14/27	125,588,332	2,155,377
							$3,182,708

(a)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(b)	The Effective Federal Funds Rate at April 30, 2026 was 3.64%.

SA — Societe Anonyme (French public limited company)

The derivative instrument outstanding as of April 30, 2026, as disclosed in the Portfolio of Investments, and the amounts of realized and changes in unrealized gains and losses on swap agreements during the period, as disclosed in the Statement of Operations, serve as indicators of the volume of derivative activity for the Fund.

See notes which are an integral part of the Financial Statements

Annual Financial Statements and Other Information | 3

Strategy Shares Newfound/ReSolve Robust Momentum ETF	April 30, 2026

Portfolio of Investments

Shares		Value
Exchange-Traded Funds — 99.7%
20,202	iShares 1-3 Year Treasury Bond ETF	$1,666,261
15,210	iShares 7-10 Year Treasury Bond ETF	1,444,646
214,656	iShares Core MSCI EAFE ETF(a)	20,508,234
2,730	iShares Core S&P 500 ETF	1,971,251
Total Exchange-Traded Funds (Cost $23,916,225)		$25,590,392
Total Investments — 99.7%
(Cost $23,916,225)		$25,590,392
Net other assets (liabilities) — 0.3%		81,017

Net Assets — 100.0%		$25,671,409

(a)	As of April 30, 2026, investment is 79.9% of the Fund’s net assets. See Note 9 in the Notes to Financial Statements.

ETF — Exchange-Traded Fund

MSCI EAFE — Morgan Stanley Capital International Europe, Australasia and Far East

S&P — Standard and Poor’s

See notes which are an integral part of the Financial Statements

4 | Annual Financial Statements and Other Information

Monopoly ETF	April 30, 2026

Portfolio of Investments

Shares		Value
Common Stocks — 98.9%
Communication Services — 15.8%
3,493	Alphabet, Inc., Class C	$1,334,116
84	Live Nation Entertainment, Inc.†	13,267
864	Meta Platforms, Inc., Class A	528,690
1,434	Netflix, Inc.†	134,237
370	T-Mobile US, Inc.	72,335
		2,082,645
Consumer Discretionary — 11.6%
3,298	Amazon.com, Inc.†	874,168
96	D.R. Horton, Inc.	14,771
341	Home Depot, Inc. (The)	112,121
84	Lennar Corp., Class A	7,585
189	Lowe’s Cos, Inc.	45,131
10	Pool Corp.	2,133
1,249	Tesla, Inc.†	476,656
		1,532,565
Consumer Staples — 3.9%
151	Costco Wholesale Corp.	153,194
2,713	Walmart, Inc.	357,926
		511,120
Financials — 6.2%
233	American Express Co.	75,271
72	Aon plc, Class A	22,439
196	Apollo Global Management, Inc.	25,229
110	Ares Management Corp., Class A	12,914
56	Blackrock, Inc.	59,674
431	Blackstone, Inc.	54,125
35	Cboe Global Markets, Inc.	10,503
121	CME Group, Inc., Class A	34,826
198	Fiserv, Inc.†	12,405
191	Intercontinental Exchange, Inc.	30,195
25	Jack Henry & Associates, Inc.	3,844
301	Mastercard, Inc., Class A	151,379
60	Moody’s Corp.	27,711
27	MSCI, Inc., Class A	15,968
192	Nasdaq, Inc.	17,647
100	S&P Global, Inc.	43,123
655	Visa, Inc., Class A	216,045
		813,298
Shares		Value
Health Care — 7.3%
594	Abbott Laboratories	$53,929
601	AbbVie, Inc.	127,003
90	Agilent Technologies, Inc.	10,399
185	Amgen, Inc.	64,056
495	Boston Scientific Corp.†	28,517
66	Cencora, Inc.	20,329
91	Cigna Group (The)	26,443
320	Eli Lilly & Co.	299,072
75	HCA Healthcare, Inc.	32,584
28	IDEXX Laboratories, Inc.†	15,702
121	Intuitive Surgical, Inc.†	55,371
54	IQVIA Holdings, Inc.†	8,552
25	Lantheus Holdings, Inc.†	2,116
133	Stryker Corp.	41,912
309	UnitedHealth Group, Inc.	114,478
84	Vertex Pharmaceuticals, Inc.†	35,900
25	West Pharmaceutical Services, Inc.	7,440
150	Zoetis, Inc., Class A	17,246
		961,049
Industrials — 4.6%
37	A.O. Smith Corp.	2,288
136	Automatic Data Processing, Inc.	28,824
26	Axon Enterprise, Inc.†	10,446
39	Broadridge Financial Solutions, Inc.	6,005
158	Caterpillar, Inc.	140,638
133	Cintas Corp.	23,236
323	Copart, Inc.†	10,695
641	CSX Corp.	29,121
91	Deere & Co.	53,678
41	Equifax, Inc.	7,132
80	Lockheed Martin Corp.	41,437
48	Northrop Grumman Corp.	27,815
66	Old Dominion Freight Line, Inc.	14,020
43	Parker-Hannifin Corp.	39,105
107	Republic Services, Inc., Class A	22,387
168	Rollins, Inc.	9,363
19	TransDigm Group, Inc.	22,040
1,224	Uber Technologies, Inc.†	91,323
133	Waste Management, Inc.	30,928
		610,481

See notes which are an integral part of the Financial Statements

Annual Financial Statements and Other Information | 5

Monopoly ETF (Continued)	April 30, 2026

Portfolio of Investments

Shares		Value
Common Stocks — 98.9% (continued)
Information Technology — 48.3%
134	Adobe, Inc.†	$32,977
556	Advanced Micro Devices, Inc.†	197,096
4,507	Apple, Inc.	1,222,973
270	Applied Materials, Inc.	106,512
113	AppLovin Corp., Class A†	50,438
132	ASML Holding NV NYS	189,947
72	Autodesk, Inc.†	17,064
1,543	Broadcom, Inc.	644,094
92	Cadence Design Systems, Inc.†	30,322
1,341	Cisco Systems, Inc.	122,702
252	Fortinet, Inc.†	21,246
96	Intuit, Inc.	37,296
45	KLA Corp.	78,766
427	Lam Research Corp.	110,106
2,402	Microsoft Corp.	979,487
6,608	NVIDIA Corp.	1,318,759
973	Oracle Corp.	157,032
813	Palantir Technologies, Inc., Class A†	113,096
358	Qualcomm, Inc.	64,290
306	Salesforce, Inc.	54,018
348	ServiceNow, Inc.†	30,732
66	Synopsys, Inc.†	31,852
1,642	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	650,331
318	Texas Instruments, Inc.	89,383
32	VeriSign, Inc.	8,597
		6,359,116
Materials — 0.9%
159	Linde plc	79,682
86	Sherwin-Williams Co. (The)	27,658
44	Vulcan Materials Co.	13,277
		120,617
Real Estate — 0.3%
139	CoStar Group, Inc.†	4,811
34	Equinix, Inc.	36,816
		41,627
Total Common Stocks (Cost $10,810,388)		$13,032,518
Total Investments — 98.9%
(Cost $10,810,388)		$13,032,518
Net other assets (liabilities) — 1.1%		140,095

Net Assets — 100.0%		$13,172,613

ADR — American Depositary Receipt

NV — Naamloze Vennootschap (Dutch stock company)

NYS — New York Shares

PLC — Public Limited Company

S&P — Standard and Poor’s

†	Non-income producing security

See notes which are an integral part of the Financial Statements

6 | Annual Financial Statements and Other Information

Statements of Assets and Liabilities	April 30, 2026

	Strategy Shares	Strategy Shares
	Gold Enhanced	Nasdaq 7HANDL™
	Yield ETF(a)	Index ETF
Assets:
Investments, at value (Cost $121,304,570 and $585,752,550)	$121,089,675	$638,356,652
Cash and Cash Equivalents	9,313,643	3,410,012
Segregated cash balances for swap agreements with custodian	—	700,000
Dividends and interest receivable	1,032,767	—
Unrealized appreciation on swap agreements	—	3,182,708
Receivable due from broker for swap transactions	1,151,100	—
Prepaid expenses	—	37,651
Total Assets	132,587,185	645,687,023
Liabilities:
Payable for investments purchased	6,981,427	—
Unrealized depreciation on swap agreements	33,943	—
Accrued expenses:
Administration	—	23,444
Advisory	86,244	312,709
Compliance officer	—	9
Custodian	—	3,194
Fund accounting	—	161
Legal and audit fees	—	2,000
Management/Legal administration	—	16,609
Nasdaq licensing	—	103,353
Printing	—	53,221
Other	—	750
Total Liabilities	7,101,614	515,450
Net Assets	$125,485,571	$645,171,573
Net Assets consist of:
Paid-in Capital	$128,793,881	$657,655,030
Total Distributable Earnings (Loss)	(3,308,310)	(12,483,457)
Net Assets	$125,485,571	$645,171,573

Net Assets:	$125,485,571	$645,171,573
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value):	4,320,000	28,325,000
Net Asset Value (offering and redemption price per share):	$29.05	$22.78

(a)	Statement has been consolidated. See Note 2.A. in the Notes to Financial Statements for the basis of consolidation.

See notes which are an integral part of the Financial Statements

Annual Financial Statements and Other Information | 7

Statements of Assets and Liabilities (Continued)	April 30, 2026

	Strategy Shares
	Newfound/ReSolve	Monopoly
	Robust Momentum ETF	ETF
Assets:
Investments, at value (Cost $23,916,225 and $10,810,388)	$25,590,392	$13,032,518
Cash and Cash Equivalents	94,397	40,391
Dividends and interest receivable	—	2,901
Receivable for investments sold	—	352,260
Prepaid expenses	4,018	—
Total Assets	25,688,807	13,428,070
Liabilities:
Payable for investments purchased	—	247,337
Accrued expenses:
Administration	6,876	—
Advisory	1,126	8,120
Custodian	246	—
Fund accounting	15	—
Legal and audit fees	1,655	—
Management/Legal administration	2,500	—
Printing	4,405	—
Other	575	—
Total Liabilities	17,398	255,457
Net Assets	$25,671,409	$13,172,613
Net Assets consist of:
Paid-in Capital	$23,099,454	$10,916,011
Total Distributable Earnings (Loss)	2,571,955	2,256,602
Net Assets	$25,671,409	$13,172,613

Net Assets:	$25,671,409	$13,172,613
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value):	780,000	420,000
Net Asset Value (offering and redemption price per share):	$32.91	$31.36

See notes which are an integral part of the Financial Statements

8 | Annual Financial Statements and Other Information

Statements of Operations	For the Periods Indicated

	Strategy Shares	Strategy Shares
	Gold Enhanced	Nasdaq 7HANDL™
	Yield ETF(a)	Index ETF
	Year ended	Year ended
	April 30, 2026	April 30, 2026
Investment Income:
Dividend income	$—	$22,027,583
Interest income	4,407,062	772,270
Total Investment Income	4,407,062	22,799,853
Expenses:
Advisory	837,760	3,973,265
Administration	—	279,295
Management/Legal administration	—	198,359
Fund accounting	—	834
Custodian	—	34,321
Trustee	—	17,529
Compliance officer	—	25,297
Legal and audit	—	93,185
Printing	—	233,579
Nasdaq licensing	—	331,059
Other fees	—	47,914
Total Net Expenses	837,760	5,234,637
Net Investment Income	3,569,302	17,565,216
Realized and Unrealized Gains (Losses):
Net realized gains (losses) from investment transactions	(1,695,257)	12,897,952
Net realized gains (losses) from in-kind transactions	—	8,557,603
Net realized gains (losses) from swap agreements	(6,995,054)	26,173,079
Change in unrealized appreciation (depreciation) on investments	(387,500)	49,684,209
Change in unrealized appreciation (depreciation) on swap agreements	(33,943)	(5,374,787)
Net Realized and Unrealized Gains (Losses)	(9,111,754)	91,938,056
Change in Net Assets Resulting From Operations	$(5,542,452)	$109,503,272

(a)	Statement has been consolidated. See Note 2.A. in the Notes to Financial Statements for the basis of consolidation.

See notes which are an integral part of the Financial Statements

Annual Financial Statements and Other Information | 9

Statements of Operations (Continued)	For the Periods Indicated

	Strategy Shares
	Newfound/ReSolve	Monopoly
	Robust Momentum ETF	ETF
		For the period
	Year ended	May 15, 2025(b)
	April 30, 2026	through April 30, 2026
Investment Income:
Dividend income	$812,371	$66,524
Interest income	15	—
Foreign tax withholding	—	(1,264)
Total Investment Income	812,386	65,260
Expenses:
Advisory	140,081	83,826
Administration	67,501	—
Management/Legal administration	30,000	—
Fund accounting	71	—
Custodian	2,311	—
Trustee	17,529	—
Compliance officer	9,344	—
Legal and audit	35,003	—
Printing	6,111	—
Other fees	11,530	—
Total Expenses before fee reductions	319,481	83,826
Expenses contractually waived or reimbursed by the Advisor	(105,266)	—
Total Net Expenses	214,215	83,826
Net Investment Income (Loss)	598,171	(18,566)
Realized and Unrealized Gains (Losses):
Net realized gains (losses) from investment transactions	1,579,323	69,460
Net realized gains (losses) from in-kind transactions	1,534,101	161,177
Change in unrealized appreciation (depreciation) on investments	679,372	2,222,130
Net Realized and Unrealized Gains (Losses)	3,792,796	2,452,767
Change in Net Assets Resulting From Operations	$4,390,967	$2,434,201

(b)	Commencement of operations

See notes which are an integral part of the Financial Statements

10 | Annual Financial Statements and Other Information

Statements of Changes in Net Assets

	Strategy Shares		Strategy Shares
	Gold Enhanced		Nasdaq 7HANDL™
	Yield ETF(a)		Index ETF
	Year ended	Year ended	Year ended	Year ended
	April 30, 2026	April 30, 2025	April 30, 2026	April 30, 2025
From Investment Activities:
Operations:
Net investment income	$3,569,302	$420,674	$17,565,216	$22,304,426
Net realized gains (losses) from investment transactions, in-kind transactions and swap agreements	(8,690,311)	3,829,914	47,628,634	20,148,909
Change in unrealized appreciation (depreciation) on investments and swap agreements	(421,443)	363,844	44,309,422	39,052,551
Change in net assets resulting from operations	(5,542,452)	4,614,432	109,503,272	81,505,886
Distributions to Shareholders:
Total distributions	(7,322,412)	(530,369)	(21,291,114)	(38,349,453)
Return of Capital	(1,236,635)	—	(25,189,299)	(15,883,865)
Change in net assets from distributions	(8,559,047)	(530,369)	(46,480,413)	(54,233,318)
Capital Transactions:
Proceeds from shares issued	161,480,538	30,467,926	—	3,727,895
Cost of shares redeemed	(55,038,763)	(4,645,364)	(96,656,414)	(158,725,646)
Change in net assets from capital transactions	106,441,775	25,822,562	(96,656,414)	(154,997,751)
Change in net assets	92,340,276	29,906,625	(33,633,555)	(127,725,183)
Net Assets:
Beginning of period	33,145,295	3,238,670	678,805,128	806,530,311
End of period	$125,485,571	$33,145,295	$645,171,573	$678,805,128
Share Transactions:
Issued	4,825,000	1,175,000	—	175,000
Redeemed	(1,655,000)	(175,000)	(4,400,000)	(7,400,000)
Change in shares	3,170,000	1,000,000	(4,400,000)	(7,225,000)

(a)	Statement has been consolidated. See Note 2.A. in the Notes to Financial Statements for the basis of consolidation.

See notes which are an integral part of the Financial Statements

Annual Financial Statements and Other Information | 11

Statements of Changes in Net Assets (Continued)

	Strategy Shares
	Newfound/ReSolve		Monopoly
	Robust Momentum ETF		ETF
			For the period
			May 15, 2025(b)
	Year ended	Year ended	through
	April 30, 2026	April 30, 2025	April 30, 2026
From Investment Activities:
Operations:
Net investment income (loss)	$598,171	$318,860	$(18,566)
Net realized gains from investment and in-kind transactions	3,113,424	6,379,013	230,637
Change in unrealized appreciation (depreciation) on investments	679,372	(2,395,501)	2,222,130
Change in net assets resulting from operations	4,390,967	4,302,372	2,434,201
Distributions to Shareholders:
Total distributions	(2,423,173)	(310,837)	(16,388)
Change in net assets from distributions	(2,423,173)	(310,837)	(16,388)
Capital Transactions:
Proceeds from shares issued	1,317,728	3,038,100	11,646,706
Cost of shares redeemed	(12,283,387)	(9,137,183)	(891,906)
Change in net assets from capital transactions	(10,965,659)	(6,099,083)	10,754,800
Change in net assets	(8,997,865)	(2,107,548)	13,172,613
Net Assets:
Beginning of period	34,669,274	36,776,822	—
End of period	$25,671,409	$34,669,274	$13,172,613
Share Transactions:
Issued	40,000	100,000	450,000
Redeemed	(385,000)	(300,000)	(30,000)
Change in shares	(345,000)	(200,000)	420,000

(b)	Commencement of operations

See notes which are an integral part of the Financial Statements

12 | Annual Financial Statements and Other Information

Financial Highlights	Strategy Shares

	Net Asset Value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses)		Total from investment activities	Distributions from net investment income		Distributions from Return of Capital		Distributions from net realized gains from investment	Total distributions	Net Asset Value, end of period	Total return at Net Asset Value(b)(c)	Ratio of Net Expenses to Average Net Assets(d)		Ratio of Gross Expenses to Average Net Assets(d)(e)		Ratio of Net Investment Income (Loss) to Average Net Assets(d)	Net Assets at end of period (000’s)	Portfolio turnover(b)
Strategy Shares Gold Enhanced Yield ETF*
Year Ended April 30, 2026	$28.82	1.13	1.79		2.92	(2.30)		(0.39)		—	(2.69)	$29.05	9.51%	0.79%		0.79%		3.36%	$125,486	100%
Year Ended April 30, 2025	$21.59	0.92	7.42		8.34	(1.11)		—		—	(1.11)	$28.82	39.59%	0.78%		0.78%		3.59%	$33,145	35%
Year Ended April 30, 2024	$21.07	0.55	0.63	(f)	1.18	(0.56)		(0.10)		—	(0.66)	$21.59	5.91%	0.79%		0.79%		2.77%	$3,239	12%
Year Ended April 30, 2023	$21.61	0.51	(0.54)		(0.03)	(0.51)		(0.00	) (g)	—	(0.51)	$21.07	0.09%	0.79%		0.79%		2.61%	$14,747	11%
May 17, 2021(h) through April 30, 2022	$25.00	0.28	(3.22)		(2.94)	(0.45)		—		—	(0.45)	$21.61	(11.94)%	0.78%		0.78%		1.24%	$15,129	—%
Strategy Shares Nasdaq 7HANDL™ Index ETF
Year Ended April 30, 2026	$20.74	0.58	3.00	(f)	3.58	(0.73)		(0.81)		—	(1.54)	$22.78	17.81%	0.79	% (f)	0.79	% (f)	2.65%	$645,172	41%
Year Ended April 30, 2025	$20.19	0.62	1.43	(f)	2.05	(1.06)		(0.44)		—	(1.50)	$20.74	10.18%	0.79	% (f)	0.79	% (f)	2.88%	$678,805	32%
Year Ended April 30, 2024	$20.36	0.41	0.84	(f)	1.25	(1.02)		(0.40)		—	(1.42)	$20.19	6.36%	0.79	% (f)	0.79	% (f)	2.03%	$806,530	53%
Year Ended April 30, 2023	$22.25	0.48	(0.93	)(f)	(0.45)	(0.43	)(i)	(1.01	) (i)	—	(1.44)	$20.36	(1.83)%	0.78	% (f)	0.78	% (f)	2.31%	$1,079,441	58%
Year Ended April 30, 2022	$25.24	0.45	(1.68	) (f)	(1.23)	(1.69	) (j)	(0.07	) (j)	—	(1.76)	$22.25	(5.46)%	0.78	% (f)	0.78	% (f)	1.81%	$1,487,948	119%
Strategy Shares Newfound/ReSolve Robust Momentum ETF
Year Ended April 30, 2026	$30.82	0.68	4.23	(f)	4.91	(0.80)		—		(2.02)	(2.82)	$32.91	16.22%	0.75	% (f)	1.12	% (f)	2.09%	$25,671	303%
Year Ended April 30, 2025	$27.76	0.25	3.05	(f)	3.30	(0.24)		—		—	(0.24)	$30.82	11.85%	0.75	% (f)	0.93	% (f)	0.81%	$34,669	204%
Year Ended April 30, 2024	$25.64	0.66	2.10	(f)	2.76	(0.64)		—		—	(0.64)	$27.76	10.88%	0.75	% (f)	0.94	% (f)	2.50%	$36,777	245%
Year Ended April 30, 2023	$26.07	0.20	(0.44	) (f)	(0.24)	(0.19)		—		—	(0.19)	$25.64	(0.89)%	0.76	% (f)	0.83	% (f)(k)	0.78%	$49,348	246%
Year Ended April 30, 2022	$27.30	0.17	(1.23	) (f)	(1.06)	(0.17)		—		—	(0.17)	$26.07	(3.97)%	0.75	% (f)	0.82	% (f)	0.61%	$50,188	221%
Monopoly ETF
May 15, 2025(h) through April 30, 2026	$25.00	(0.05)	6.45		6.40	—		—		(0.04)	(0.04)	$31.36	25.60%	0.79%		0.79%		(0.17)%	$13,173	9%

(a)	Calculated using the average shares method

(b)	Not annualized for periods less than one year

(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions, including dividends and return of capital, at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to ditferences between the market price of the shares and the net asset value per share of the Fund.

(d)	Annualized for periods less than one year

(e)	Certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(f)	The Fund invests in other funds and indirectly bears its proportionate shares of fees and expenses incurred by the underlying funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

(g)	Amount is less than ($0.005).

(h)	Commencement of operations

(i)	Subsequent to the issuance of the April 30, 2023 financial statements, an additional $0.17 of the distribution was determined to be a return of capital.

(j)	Subsequent to the issuance of the April 30, 2022 financial statements, an additional $0.81 of the distribution was determined to be a return of capital.

(k)	Excluding interest expense, the net expense ratio would have been 75%.

*	Statement has been consolidated. See Note 2.A. in the Notes to Financial Statements for the basis of consolidation.

See notes which are an integral part of the Financial Statements

Annual Financial Statements and Other Information | 13

Notes to Financial Statements	April 30, 2026

(1) Organization

Strategy Shares (the “Trust”) was organized on September 7, 2010 as a Delaware statutory trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open end management investment company. The Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest (“Shares”) in one or more series representing interests in separate portfolios of securities. Currently, the Trust offers its Shares in fourteen separate series. The accompanying Financial Statements relate to the following series: Strategy Shares Gold Enhanced Yield ETF (“Gold Enhanced Yield ETF”), Strategy Shares Nasdaq 7HANDL™ Index ETF (“Nasdaq 7HANDL™ Index ETF), Strategy Shares Newfound/ReSolve Robust Momentum ETF (“Newfound/ReSolve Robust Momentum ETF”), and Monopoly ETF (“Monopoly ETF”) (individually referred to as a “Fund,” or collectively as the “Funds”). Nasdaq 7HANDL™ Index ETF and Newfound/ReSolve Robust Momentum ETF are classified as diversified under the 1940 Act, while Gold Enhanced Yield ETF and Monopoly ETF are classified as non diversified under the 1940 Act. Gold Enhanced Yield ETF and Monopoly ETF are actively managed exchange traded funds. Nasdaq 7HANDL™ Index ETF and Newfound/ReSolve Robust Momentum ETF are passively managed exchange traded funds. The investment objective of the Gold Enhanced Yield ETF is to seek income and long term capital appreciation. The investment objective of the Nasdaq 7HANDL™ Index ETF is to seek investment results that correlate generally, before fees and expenses, to the price and yield performance of the Nasdaq 7HANDL™ Index. The investment objective of the Newfound/ReSolve Robust Momentum ETF is to seek to provide investment returns that correspond, before fees and expenses, to the performance of the Newfound/ReSolve Robust Equity Momentum Index. The investment objective of Monopoly ETF is to seek to provide long term capital appreciation. The Funds’ prospectuses provide a description of each Fund’s investment objectives, policies, and strategies. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held.

Monopoly ETF commenced operations on May 15, 2025. Shares of the Nasdaq 7HANDL™ Index ETF are listed and traded on the Nasdaq. Shares of the Gold Enhanced Yield ETF, Newfound/ReSolve Robust Momentum ETF and Monopoly ETF are listed and traded on the Cboe BZX Exchange, Inc. Market prices for the Shares may be different from their net asset value (“NAV”). Each Fund issues and redeems Shares on a continuous basis at NAV only in large blocks of shares, or multiples thereof, called “Creation Units.” Creation Units are issued and redeemed principally in kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit.

Under the Trust’s organizational documents, its officers and Board of Trustees (“the Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

(2) Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services - Investment Companies including Accounting Standard Update 2013 08. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Basis of Consolidation

The accompanying Consolidated Portfolio of Investments, Consolidated Statement of Assets and Liabilities, Consolidated Statement of Operations, Consolidated Statement of Changes in Net Assets, and Consolidated Financial Highlights of the Gold Enhanced Yield ETF include the accounts of its wholly owned subsidiary, SSGBI Fund Limited (the “Subsidiary”). The Subsidiary is organized under the laws of the Cayman Islands, and primarily invests in gold futures contracts, other commodities, and total return swaps as well as cash and cash equivalents, such as treasury securities, which serve as collateral for the Subsidiary’s investment in gold futures contracts and total return swap investments. The Fund will invest up to 25% of its total assets in its Subsidiary. As of April 30, 2026, the net assets of the Subsidiary was 15. 8% of the total net assets of the Fund. The Subsidiary is subject to the same investment restrictions as the Fund, when viewed on a consolidated basis.

B. Investment in a Subsidiary

By investing in the Subsidiary, the Gold Enhanced Yield ETF is indirectly exposed to the commodities risks associated with the Subsidiary’s investments in commodity related instruments. There can be no assurance that the Subsidiary’s investments will contribute to the Gold Enhanced Yield ETF’s returns. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. The Board, however, has oversight responsibility for the investment activities of the Gold Enhanced Yield ETF including its investment in its Subsidiary and the Gold Enhanced Yield ETF’s role as the sole shareholder of the Subsidiary. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Gold Enhanced Yield ETF and/or the Subsidiary to operate as described in the prospectus and could adversely affect the Gold Enhanced Yield ETF, such as by reducing the Gold Enhanced Yield ETF’s investment returns. The financial statements of the Subsidiary have been consolidated with the Gold Enhanced Yield ETF’s financial statements in this report.

C. Investment Valuations

The Funds hold investments at fair value. Fair value is defined as the price that would be expected to be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Security values are ordinarily obtained through the use of independent pricing services pursuant to procedures approved by the Board. Pursuant to these procedures, the Funds may use a pricing service, bank, or broker dealer experienced in such matters to value the Funds’ securities. When reliable market quotations are not readily available for any security, the fair value of that security will be determined in accordance with procedures approved by the

14 | Annual Financial Statements and Other Information

Notes to Financial Statements (Continued)	April 30, 2026

Board. The fair valuation process is designed to value the subject security at the price the Funds would reasonably expect to receive upon its current sale. Additional consideration is given to securities that have experienced a decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly.

The Trust has a three tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Funds’ investments. The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

●	Level 1 – Quoted prices in active markets for identical assets

●	Level 2 – Other observable pricing inputs at the measurement date (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – Significant unobservable pricing inputs at the measurement date (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Equity securities (including foreign equity securities) traded on a securities exchange are valued at the last reported sales price on the principal exchange, except that equity securities traded on Nasdaq are valued at the Nasdaq official closing price. If there is no reported sale on the principal exchange, and in the case of over the counter securities, equity securities are valued at the mean of the quoted bid and asked prices. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities traded on a national securities exchange or in the over the counter market are valued at the last reported sales price on the principal exchange. If there is no reported sale on the principal exchange, and for all other debt securities, debt securities are valued at a price supplied by a security pricing service. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Swaps are generally valued at the last quoted sales price of the swap (if exchange listed) or of the underlying security (if such security is exchange listed), or in the absence of a sale, fair valued at the mean between the current bid and ask prices, and are typically categorized as Level 2 in the fair value hierarchy. Other types of swaps may be fair valued by a pricing agent covering the specific type of swap.

The following table provides the fair value measurement as of April 30, 2026.

			Total
Fund	Level 1	Level 2	Investments
Gold Enhanced Yield ETF
Corporate Bonds	$—	$53,602,193	$53,602,193
Yankee Dollars	—	3,189,868	3,189,868
U.S. Treasury Obligations	—	64,297,614	64,297,614
Total Investments	$—	$121,089,675	$121,089,675
Other Financial Instruments(1)
Total Return Swap Agreements	—	(33,943)	(33,943)
Total Other Financial Instruments	$—	$(33,943)	$(33,943)

			Total
Fund	Level 1	Level 2	Investments
Nasdaq 7HANDL™ Index ETF
Exchange Traded Funds	$628,053,616	$—	$628,053,616
U.S. Treasury Obligations	—	10,303,036	10,303,036
Total Investments	$628,053,616	$10,303,036	$638,356,652
Other Financial Instruments(1)
Total Return Swap Agreements	—	3,182,708	3,182,708
Total Other Financial Instruments	$—	$3,182,708	$3,182,708

Newfound/ReSolve
Robust Momentum ETF
Exchange Traded Funds	$25,590,392	$—	$25,590,392
Total Investments	$25,590,392	$—	$25,590,392

Monopoly ETF
Common Stocks(2)	$13,032,518	$—	$13,032,518
Total Investments	$13,032,518	$—	$13,032,518

(1)	Other Financial Instruments are derivative instruments not reflected in the total investments, such as swap agreements, which are valued at fair value.

(2)	Please see the Portfolio of Investments for industry classifications.

For the year ended April 30, 2026, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value, nor were there any transfers into or out of Level 3 during this year.

D. Security Transactions and Related Income

Investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the effective interest method. Securities’ gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding, if any, are recorded on the ex dividend date. Investment income from non U.S. sources received by the Funds is generally subject to non U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties. The Funds may be subject to foreign taxes on gains in investments or currency repatriation. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

E. Cash and Cash Equivalents

Idle cash may be swept into various overnight demand deposits and is classified as cash and cash equivalents on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limit of $250,000. Amounts swept overnight are available on the next business day.

F. Derivative Instruments

Swap Agreements: The Funds may enter into swap agreements (“swaps”) in an attempt to obtain a particular desired return at a lower cost to the Funds than if it had been invested directly in an instrument that yielded that desired return. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials

Annual Financial Statements and Other Information | 15

Notes to Financial Statements (Continued)	April 30, 2026

in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i. e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index. The “notional amount” of the swap agreement is only a fictive basis on which to calculate the obligations the parties to a swap agreement have agreed to exchange. A Fund’s obligations (or rights) under a swap agreement will generally be equal only to the amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”).

Total Return Swaps: The Funds may enter into total return swaps to gain or mitigate exposure to the underlying securities or indices. In “long” total return swaps, the counterparty will generally agree to pay the Funds the amount, if any, by which the notional amount of the swaps would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. The Funds will agree to pay to the counterparty an amount equal to a fixed or floating rate of interest on the notional amount of the swaps plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments plus, in certain instances, commissions or trading spreads on the notional amount. Total return swaps do not involve the delivery of securities or other underlying instruments. Until a total return swap is settled in cash, the gain or loss on the notional amount plus dividends or interest on the instruments less the interest paid by the Funds on the notional amount is recorded as “unrealized appreciation or depreciation on swap agreements” and, when cash is exchanged, the gain or loss realized is recorded as “realized gains or losses on swap agreements.”. The Funds may enter into total return swaps that provide the opposite return of its benchmark index or security (“short” the index or security). Its operations are similar to those swaps disclosed above except that the counterparty pays interest to the Funds on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swaps plus, in certain instances, the Funds will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted against any unrealized appreciation or depreciation to determine the value of the swaps.

The primary risks associated with the use of swaps are an imperfect correlation between the prices of financial instruments and movements in the prices of the underlying investments and the inability of counterparties to perform under the agreement. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker dealer. The Funds will bear the counterparty risk (i. e., the risk of loss of the net amount), if any, expected to be received under a swap in the event of the default or bankruptcy of the swap counterparty. As of April 30, 2026, the Gold Enhanced Yield ETF and the Nasdaq 7HANDL™ Index ETF each invested in total return swaps. The unrealized appreciation (depreciation) as of April 30, 2026 is disclosed in the Total Return Swap Agreement tables of the Portfolios of Investments section.

Summary of Derivative Instruments

The following table summarizes the fair values of derivative instruments on the Statements of Assets and Liabilities, categorized by risk exposure, as of April 30, 2026.

	Assets	Liabilities
	Unrealized Appreciation	Unrealized Depreciation
Fund	on Swap Agreements	on Swap Agreements
Equity Risk Exposure:
Gold Enhanced Yield ETF	$—	$(33,943)
Nasdaq 7HANDL™ Index ETF	3,182,708	—

The following table presents the effect of derivative instruments on the Statements of Operations, categorized by risk exposure, for the fiscal year ended April 30, 2026.

	Net Realized	Change in
	Gains (Losses) from	Unrealized Appreciation
	Swap Agreements	(Depreciation) on
	Recognized as a	Swaps Recognized
Fund	Result from Operations	from Operations
Equity Risk Exposure:
Gold Enhanced Yield ETF	$(6,995,054)	$(33,943)
Nasdaq 7HANDL™ Index ETF	26,173,079	(5,374,787)

Asset (Liability) amounts shown in the table below represent amounts owed to (by) the Funds for swap agreements as of April 30, 2026. These amounts may be collateralized by cash or financial instruments, segregated for the benefit of the Funds or the counterparties, depending on whether the related swap agreements are in an appreciated or depreciated position at fiscal year end. Amounts shown in the column labeled “Net Amount” represent the un collateralized portions of these amounts at fiscal year end.

	Gross Amounts Not Offset in the
	Statement of Assets and Liabilities*
	Gross Asset
	(Liability) as
	presented in	Financial	Cash
	the Statement	Instruments	Collateral
	of Assets and	(Received)	(Received)	Net
	Liabilities	Pledged	Pledged	Amount
Gold Enhanced Yield ETF
Swap Agreements - BNP Paribas SA	$(33,943)	$33,943	$—	$—
Nasdaq 7HANDL™ Index ETF
Swap Agreements - BNP Paribas SA	2,155,377	—	—	2,155,377
Swap Agreements - Canadian Imperial Bank of Commerce	1,027,331	—	—	1,027,331

*	The actual financial instruments and cash collateral (received) pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statement of Assets and Liabilities.

G. Dividends and Distributions to Shareholders

Dividends to shareholders are recorded on the ex dividend date. For the Gold Enhanced Yield ETF, the Nasdaq 7HANDL™ Index ETF and the Monopoly ETF, dividends from net investment income, if any, are declared and paid monthly. For the Newfound/ReSolve Robust Momentum ETF, dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

16 | Annual Financial Statements and Other Information

Notes to Financial Statements (Continued)	April 30, 2026

The amount of dividends from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature (e. g., distributions and income received from pass through investments, differing treatment of income relating to swap agreements), such amounts are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. Temporary differences are primarily due to wash sales and differing treatment on certain investments. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as a distribution of capital.

The Funds may own shares of real estate investments trusts (“REITs”), which report information on the source of their distributions annually. Distributions received from investments in REITs in excess of income from underlying investments are recorded as realized gain and/or as a reduction to the cost of the individual REIT.

H. Allocation of Expenses

Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among all series of the Trust in relation to the net assets of each series or on another reasonable basis. The Trust may share expenses with Mutual Fund and Variable Insurance Trust, an open end management investment company managed by Rational Advisors, Inc. Those expenses that are shared are allocated proportionally among each of the trusts or on another reasonable basis.

(3) Investment Advisory and Other Contractual Services A. Investment Advisory Fees

Rational Advisors, Inc. (the “Advisor”) is the investment advisor of the Funds pursuant to a Management Agreement. Subject at all times to the oversight of the Board, the Advisor is responsible for the overall management of the Funds. The Advisor is under common control with Catalyst Capital Advisors LLC and AlphaCentric Advisors LLC, the investment advisors of other funds in the same group of investment companies, also known as a “fund complex.” The Nasdaq 7HANDL™ Index ETF and the Newfound/ReSolve Robust Momentum ETF pay 0.60% and 0.49%, respectively, of each Fund’s average daily net assets, computed daily and paid monthly, for the advisory services it receives from the Advisor.

The Gold Enhanced Yield ETF and Monopoly ETF each pay 0.79% of the Fund’s average daily net assets, computed daily and paid monthly, for advisory services it receives from the Advisor. This fee is structured as a “Unified Fee,” pursuant to which the Advisor is obligated to pay or arrange for the payment of substantially all expenses of the Fund (including, without limitation, transfer agent fees, administrative fees and expenses, custodian fees, legal fees, accounting fees, any other expenses (including clerical expenses) of issue, sale, repurchase or redemption of shares, expenses of registering or qualifying shares for sale, transfer taxes, all expenses of preparing the Trust’s registration statements and prospectuses for the Fund, and the cost of printing and delivering to shareholders prospectuses and reports), except the Fund’s Advisory fee; taxes; brokerage commissions and trading costs; interest (including borrowing costs and overdraft charges); short sale dividends and interest expenses; acquired fund fees and expenses;

and non routine or extraordinary expenses of the Fund (such as litigation or reorganizational costs), each of which is paid by the Fund. The Advisor’s Unified Fee is designed to cause substantially all of the Fund’s expenses to be paid and to compensate the Advisor for providing services for the Fund.

Pursuant to a sub-advisory agreement with Rareview Capital LLC (the “Sub-Advisor”), the Sub-Advisor is responsible for making investment decisions and executing portfolio transactions for the Monopoly ETF under the general supervision of the Advisor. For its services, the Sub-Advisor is entitled to a fee payable by the Advisor.

The Advisor has contractually agreed to waive all or a portion of its Advisory fee and/or reimburse certain operating expenses of the Nasdaq 7HANDL™ Index ETF and the Newfound/ReSolve Robust Momentum ETF (exclusive of acquired fund fees and expenses; brokerage commissions and trading costs; interest expense (including borrowing costs and overdraft charges), taxes, short sale dividends and interest expenses, and non routine or extraordinary expenses (such as litigation or reorganizational costs)) in order to limit total annual fund operating expenses after fee waivers and expense reimbursement to 0.80% and 0.75%,. respectively, of the Fund’s average annual daily net assets (“Expense Cap”). The Expense Cap will remain in effect until at least August 31, 2027 for the Nasdaq 7HANDL™ Index ETF and the Newfound/ReSolve Robust Momentum ETF. The Expense Cap may be terminated earlier only upon the approval of the Board. The Advisor may recoup Advisory fees that it waived or Fund expenses that it paid under this agreement for a period of three years after the fees were waived or expenses paid, if the recoupment can be achieved without causing the expense ratio (after the recoupment is taken into account) to exceed the lesser of (i) the expense limit in effect at the time the fees were waived or expenses paid, or (ii) the expense limit in place at the time of recoupment.

As of April 30, 2026, the Advisor may recoup amounts from the Funds as follows:

	Expires	Expires	Expires
Fund	4/30/27	4/30/28	4/30/29	Total
Newfound/ReSolve Robust Momentum ETF	$79,546	$72,912	$105,266	$257,724

B. Administration, Transfer Agent, Accounting, and

Management/Legal administration Fees

Citi Fund Services Ohio, Inc. (“Citi”) provides financial administration, transfer agency and portfolio accounting services to the Trust. Citi performs certain services on behalf of the Trust including but not limited to: (1) preparing and filing the Trust’s periodic financial reports on forms prescribed by the Securities and Exchange Commission (“SEC”); (2) calculating Fund expenses and making required disbursements; (3) calculating Fund performance data; and (4) providing certain portfolio compliance support services. As transfer agent, Citi issues shares of a Fund in Creation Units to fill purchase orders for Fund shares, maintains records of the issuance and redemption of each Fund’s shares, and acts as each Fund’s dividend disbursing agent. As portfolio accountant, Citi maintains certain financial records of the Trust and provides accounting services to each Fund which include the daily calculation of each Fund’s NAV. Citi also performs certain other services on behalf of the Trust, including providing financial information for the Trust’s federal and state tax returns and financial reports required to be filed with the SEC.

Annual Financial Statements and Other Information | 17

Notes to Financial Statements (Continued)	April 30, 2026

MFund Services LLC (“MFund”), an affiliate of the Advisor, provides the Funds with management and legal administrative services. For these services, each Fund pays MFund a fee accrued daily and paid monthly based on a percentage of each Fund’s average net assets, subject to a minimum annual fee. The fees are as follows:

– 0.030% of assets from $0 to $999,999,999; and

– 0.020% of assets of $1,000,000,000 and above

The asset based fees are subject to an annual minimum of $30,000 per Fund. In addition, the Funds reimburse MFund for any reasonable out of pocket expenses incurred in the performance of its duties. These fees, and their related amounts payable to MFund, are shown on the Statement of Operations and on the Statement of Assets and Liabilities, respectively, as “Management/Legal administration.”

Administration, Transfer Agent, Accounting, and Management/Legal administration Fees (as well as substantially all other expenses) for the Gold Enhanced Yield ETF and Monopoly ETF are paid by the Advisor from the amounts received from the Unified Fee, as detailed previously.

C. Distribution and Shareholder Services Fees

Foreside Fund Services, LLC (the “Distributor”) is the principal underwriter and distributor of each Fund’s Shares. The Distributor is compensated by the Advisor in accordance with a Distribution Services Agreement between the Advisor and the Distributor. The Trust has adopted but has yet to implement a Rule 12b-1 Distribution Plan (the “Plan”). The Plan is designed to compensate or reimburse financial intermediaries (including the Distributor, the Advisor, and their affiliates) for activities principally intended to result in the sale of Fund shares, such as advertising and marketing of shares (including printing and disseminating prospectuses and sales literature to prospective shareholders and financial intermediaries) and providing incentives to financial intermediaries to sell shares. The Plan is also designed to cover the cost of administrative services performed in conjunction with the sale of shares, including, but not limited to, shareholder services, recordkeeping services and educational services, as well as the costs of implementing and operating the Plan. In accordance with the Plan, the Distributor may enter into agreements with financial intermediaries and dealers relating to distribution and/or marketing services with respect to the Funds. Pursuant to the Plan, the Funds may pay a 12b-1 fee not to exceed 0.25% per year of each Fund’s average daily net assets. No 12b-1 fee is currently paid by the Funds and the Board has not approved any payments under the Plan.

D. Custodian Fees

Citibank, N.A. (the “Custodian”), an affiliate of Citi, serves as custodian for each Fund and safeguards and holds each Fund’s cash and securities, settles each Fund’s securities transactions, and collects income on Fund investments. The Custodian receives fees based on the level of each Fund’s average daily net assets for the period plus out of pocket expenses. The Custodian’s fees for the Gold Enhanced Yield ETF and Monopoly ETF are paid by the Advisor from the amounts received from the Unified Fee, as detailed previously.

E. Compliance Services

Pursuant to a Compliance Services Agreement, MFund, an affiliate of the Advisor, provides chief compliance officer services to the Funds. For these services, the Funds in this report pay MFund an aggregate monthly fee, calculated as follows: $1,200 per month for the first fund in the fund family and $400 per month for each additional fund in this report; $400 per month for each adviser and sub adviser; and 0.0025%, on an annualized basis, of the assets of each Fund in this report. In addition, the Funds reimburse MFund for any reasonable out of pocket expenses incurred in the performance of its duties under the Compliance Services Agreement. These fees are shown on the Statement of Operations as “Compliance officer.” Compliance Services fees for the Gold Enhanced Yield ETF and Monopoly ETF, including the Fund’s share of any reimbursement for out of pocket expenses incurred, are paid by the Advisor from the amounts received from the Unified Fee, as detailed previously.

(4) Investment Transactions

Purchases and sales of investments, excluding in kind transactions and short term investments, for the fiscal year ended April 30, 2026, were as follows:

Fund	Purchases	Sales
Gold Enhanced Yield ETF	$175,264,872	$99,507,621
Nasdaq 7HANDL™ Index ETF	268,160,395	260,720,465
Newfound/ReSolve Robust Momentum ETF	86,861,636	88,722,574
Monopoly ETF(a)	980,100	1,102,567

(a)	From commencement of operations, May 15, 2025, through the fiscal year ended April 30, 2026.

Purchases and sales of long -term U.S. government securities, for the fiscal year ended April 30, 2026 were as follows:

Fund	Purchases	Sales
Gold Enhanced Yield ETF	$67,728,545	$20,952,979

Purchases and sales of in kind transactions for the fiscal year ended April 30, 2026, were as follows:

Fund	Purchases	Sales
Nasdaq 7HANDL™ Index ETF	$—	$91,943,300
Newfound/ReSolve Robust Momentum ETF	1,314,357	12,242,107
Monopoly ETF(a)	11,582,979	878,845

(a)	From commencement of operations, May 15, 2025, through the fiscal year ended April 30, 2026.

(5) Capital Share Transactions

Shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail on the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in kind deposit of a designated basket of securities, which constitutes an optimized representation of the securities of that Fund’s specified universe, and an amount of cash. Investors purchasing and redeeming Creation Units may be charged a transaction fee to cover the transfer and other transactional costs it incurs to issue or redeem Creation Units. The standard charge and maximum transaction fee for each Fund are $250 and $1,000, respectively.

18 | Annual Financial Statements and Other Information

Notes to Financial Statements (Continued)	April 30, 2026

From time to time, settlement of securities related to subscriptions-in-kind or redemptions-in-kind may be delayed. In such cases, securities related to in kind subscriptions are reflected as “Due from custodian” and securities related to in kind redemptions are reflected as “Securities payable related to in kind transactions” on the Statements of Assets and Liabilities.

(6) Federal Income Taxes

It is the policy of each Fund to qualify or continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

The Trust has evaluated tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether it is more likely than not (i. e., greater than 50 percent chance) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Tax positions taken in tax years remain subject to examination by tax authorities (generally three years plus the interim tax period since then for federal income tax purposes). The determination has been made that there are not any uncertain tax positions that would require the Funds to record a tax liability and, therefore, there is no impact to the Funds’ financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the fiscal year ended April 30, 2026, the Funds did not incur any interest or penalties. The tax year end for the Nasdaq 7HANDL™ Index ETF is December 31 and the tax year end for the Gold Enhanced Yield ETF, Newfound/ReSolve Robust Momentum ETF and Monopoly ETF is April 30.

As of the most recent tax year end, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for each Fund were as follows:

				Net Unrealized
	Tax Cost of	Unrealized	Unrealized	Appreciation
Fund	Securities	Appreciation	Depreciation	(Depreciation)
December 31
Nasdaq 7HANDL™ Index ETF	$599,064,266	$51,509,351	$(25,310,921)	$26,198,430
April 30
Gold Enhanced Yield ETF	121,440,786	76,778	(427,889)	(351,111)
Newfound/ReSolve Robust Momentum ETF	24,142,427	1,449,221	(1,256)	1,447,965
Monopoly ETF	10,810,388	2,863,043	(640,913)	2,222,130

The differences between book basis and tax basis unrealized appreciation (depreciation) are attributable primarily to basis adjustments for wash sales and mark to market on swap agreements.

The tax character of distributions paid during the most recent tax year end were as follows:

	Distributions paid from
	Ordinary	Net Long Term	Total Taxable	Return of	Total
Fund	Income	Capital Gains	Distributions	Capital	Distributions Paid
December 31
Nasdaq 7HANDL™ Index ETF	$22,912,086	$—	$22,912,086	$25,189,299	$48,101,385
April 30
Gold Enhanced Yield ETF	7,322,412	—	7,322,412	1,236,635	8,559,047
Newfound/ReSolve Robust Momentum ETF	1,086,568	1,336,605	2,423,173	—	2,423,173
Monopoly ETF	16,388	—	16,388	—	16,388

The tax character of distributions paid during the previous tax year end were as follows:

	Distributions paid from
	Ordinary	Net Long Term	Total Taxable	Return of	Total
Fund	Income	Capital Gains	Distributions	Capital	Distributions Paid
December 31
Nasdaq 7HANDL™ Index ETF	$42,168,487	$—	$42,168,487	$15,883,865	$58,052,352
April 30
Gold Enhanced Yield ETF	530,369	—	530,369	—	530,369
Newfound/ReSolve Robust Momentum ETF	310,837	—	310,837	—	310,837

Annual Financial Statements and Other Information | 19

Notes to Financial Statements (Continued)	April 30, 2026

As of the most recent tax year end, the components of distributable earnings (loss) on a tax basis were as follows:

		Undistributed		Accumulated	Unrealized	Total
	Undistributed	Long-term	Distributable	Capital and	Appreciation	Distributable
Fund	Ordinary Income	Capital Gains	Earnings	Other Losses	(Depreciation)	Earnings (Loss)
December 31
Nasdaq 7HANDL™ Index ETF	$—	$—	$—	$(56,268,600)	$26,198,430	$(30,070,170)
April 30
Gold Enhanced Yield ETF	—	—	—	(2,923,256)	(385,054)	(3,308,310)
Newfound/ReSolve Robust Momentum ETF	1,123,990	—	1,123,990	—	1,447,965	2,571,955
Monopoly ETF	34,472	—	34,472	—	2,222,130	2,256,602

Permanent Tax Differences:

As of the most recent tax year end, the following reclassifications relating primarily to redemptions in kind and Controlled Foreign Corporations have been made to increase (decrease) such accounts with offsetting adjustments as indicated.

	Total Distributable	Paid in
Fund	Earnings (Loss)	Capital
December 31
Nasdaq 7HANDL™ Index ETF	$(7,052,070)	$7,052,070
April 30
Gold Enhanced Yield ETF	6,796,142	(6,796,142)
Newfound/ReSolve Robust Momentum ETF	(1,342,110)	1,342,110
Monopoly ETF	(161,211)	161,211

Under current tax law, certain specified ordinary losses arising after October 31 of a Fund’s tax year may be deferred and treated as occurring on the first business day of the following tax year for tax purposes. The following Fund’s deferred losses are as follows:

Specified Late Year
Fund	Ordinary Loss Deferrals
December 31
Nasdaq 7HANDL™ Index ETF	$1,070,227

As of the most recent tax year ended, the following Fund utilized capital loss carryforwards (“CLCF”) to offset capital gains as follows:

Fund	CLCF Utilized
December 31
Nasdaq 7HANDL™ Index ETF	$25,206,107

The Funds have a net CLCF as summarized in the table below. These CLFC’s are not subject to expiration:

Fund	Short Term Amount	Long Term Amount	Total
December 31
Nasdaq 7 Handl Index ETF	$50,737,660	$4,460,713	$55,198,373
April 30
Gold Enhanced Yield ETF	1,848,740	1,074,516	2,923,256

20 | Annual Financial Statements and Other Information

Notes to Financial Statements (Continued)	April 30, 2026

(7) Segment Reporting

Subject to the oversight and, when applicable, approval of the Board, the Funds’ Advisor acts as the Funds’ chief operating decision maker (“CODM”) and is responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Funds have a single operating segment based on the fact that the CODM monitors the operating results of the Funds as a whole and the Funds’ long term strategic asset allocation are determined in accordance with the terms of their prospectus, based on a defined investment strategy which is executed by the Funds’ portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented in the Funds’ financial statements.

(8) Recent Accounting Pronouncement

The Funds adopted Accounting Standards Update 2023 09, Income Taxes (Topic 740) — Improvements to Income Tax Disclosures during the period. The amendments enhance income tax disclosures by requiring greater disclosure of income taxes paid by jurisdiction if the quantitative threshold is met. The Funds did not pay a significant amount of foreign or U.S. federal, state or local income taxes and therefore did not include any additional disclosures in these financial statements.

(9) Underlying Fund Investments

The ETFs in which the Funds invest are subject to investment advisory and other expenses, which will be indirectly paid by the Funds. As a result, the cost of investing in the Funds will be higher than the cost of investing directly in the ETFs and may be higher than other funds that invest directly in stocks and bonds. Each of the ETFs in which the Funds invest is subject to its own specific risks. As of April 30, 2026, the following underlying ETFs comprised 25% or more of the net assets of the corresponding Funds:

Newfound/Resolve Robust Momentum ETF	Percentage (%)
iShares Core MSCI EAFE ETF	79.9%

The financial statements of the underlying Funds, including their portfolio of investments, can be found on the SEC’s website www.sec.gov and should be read in conjunction with the Newfound/Resolve Robust Momentum ETF’s financial statements.

(10) Risks

Each Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of the positions in the Fund’s portfolio, including equities, fixed-income instruments, derivatives, other assets may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer, country, region, market, industry, sector or asset class.

The principal risks of investing in the Funds are described more fully in the Funds’ prospectus.

(11) Subsequent Events

Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date these financial statements were issued. Based upon this evaluation, no additional disclosures or adjustments were required to the financial statements as of April 30, 2026.

Annual Financial Statements and Other Information | 21

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and
Board of Trustees of Strategy Shares

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the funds listed below (the “Funds”), each a series of Strategy Shares, as of April 30, 2026, the related statements of operations and, changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of April 30, 2026, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Strategy Shares Gold Enhanced Yield ETF*	For the year ended April 30, 2026	For the years ended April 30, 2026 and 2025	For the years ended April 30, 2026, 2025, 2024, 2023, and for the period from May 17, 2021 (commencement of operations) through April 30, 2022
Strategy Shares Nasdaq 7HANDL™ Index ETF and Strategy Shares Newfound/ReSolve Robust Momentum ETF	For the year ended April 30, 2026	For the years ended April 30, 2026 and 2025	For the years ended April 30, 2026, 2025, 2024, 2023, and 2022
Monopoly ETF	For the period from May 15, 2025 (commencement of operations) through April 30, 2026

*	The financial statements referred to above, in addition to the statement of assets and liabilities and portfolio of investments, are consolidated financial statements.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

COHEN & COMPANY, LTD.
Registered with the Public Company Accounting Oversight Board
800.229.1099 I 866.818.4538 fax I cohenco.com

22 | Annual Financial Statements and Other Information

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies with a related advisor since 2015.

COHEN & COMPANY, LTD.
Greenwood Village, Colorado
June 29, 2026

Annual Financial Statements and Other Information | 23

Additional Information	April 30, 2026 (Unaudited)

Other Federal Income Tax Information

During the tax year ended April 30, 2026, the Funds declared short term realized gain distributions in the following amount:

Short term
Fund	Capital Gain
Newfound/ReSolve Robust Momentum ETF	$436,033
Monopoly ETF	16,388

During the tax year ended April 30, 2026, the Funds declared long term realized gain distributions in the following amount:

Long term
Fund	Capital Gain
Newfound/ReSolve Robust Momentum ETF	$1,336,605

During the tax year ended April 30, 2026, the following percentages of the total ordinary income distributions paid by the Funds qualifies for the dividends received deduction available to corporate shareholders:

Fund	Dividends Received Deduction
Newfound/ReSolve Robust Momentum ETF	7.08%
Monopoly ETF	100.00%

During the tax year ended April 30, 2026, the percentages of Qualified Dividend Income are as follows:

Fund	Qualified Dividend Income
Newfound/ReSolve Robust Momentum ETF	23.77%
Monopoly ETF	100.00%

During the tax year ended December 31, 2025, Nasdaq 7HANDL™ Index ETF designated the maximum amount allowable as interest related dividends for certain non U.S. resident investors of 6.11%.

During the tax year ended April 30, 2026, the following Funds designated the maximum amount allowable as interest related dividends for certain non U.S. resident investors:

Fund	Qualified Interest Income
Gold Enhanced Yield ETF	92.78%
Newfound/ReSolve Robust Momentum ETF	16.25%

The Funds intend to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. Foreign source income and foreign tax expense per outstanding shares on April 30, 2026, are as follows:

Fund	Foreign Source Income	Foreign Tax Expense
Newfound/ReSolve Robust Momentum ETF	$0.56	$0.04

The pass through of the foreign tax credit will only affect those persons who are shareholders on the dividend record date in December 2026. These shareholders will receive more detailed information along with their 2026 Form 1099 DIV:

Foreign Tax Credit
Fund	Pass Through
Newfound/ReSolve Robust Momentum ETF	$33,423

24 | Annual Financial Statements and Other Information

Items 8-10 (Unaudited)

Item 8. Changes in and Disagreements with Accountants for Open End Management Investment Companies

Not Applicable

Item 9. Proxy Disclosures for Open End Management Investment Companies

Not Applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open End Management Investment Companies

During the period covered by the report, the Nasdaq 7HANDL™ Index ETF and the Newfound/ReSolve Robust Momentum ETF each paid $17,480 to the Independent Trustees for services to the Funds.

Because the Advisor has agreed in the Investment Advisory Agreement to cover all operating expenses of the Gold Enhanced Yield ETF and Monopoly ETF, subject to certain exclusions as provided for therein, the Advisor pays the compensation to each Independent Trustee for services to the Gold Enhanced Yield ETF and Monopoly ETF from the Advisor’s investment advisory fees.

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Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract (Unaudited)

Renewal of the Management Agreements between Strategy Shares (the “Trust”) and Rational Advisors, Inc. (“Rational”) with respect to Strategy Shares Nasdaq 7HANDL™ Index ETF (the “7HANDL ETF”), Strategy Shares Newfound/ReSolve Robust Momentum ETF (the “Newfound/ReSolve ETF”), and Strategy Shares Gold Enhanced Yield ETF (formerly, Strategy Shares Gold Hedged Bond ETF) (the “Gold ETF”) (each, a “Covered Rational Advised ETF” or “Fund”)

At a meeting of the Board of Trustees (the “Board”) of the Trust held on December 8, 2025, and continued on December 15, 2025, the Board, a majority of which was composed of Trustees who are not “interested persons” of the Trust, as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”), of the Trust, discussed the renewal of the management agreements between the Trust and Rational with respect to the Rational Advised ETFs (each, a “Rational Management Agreement”).

In connection with the Board’s consideration of the renewal of each Rational Management Agreement, as required by Section 15(c) of the 1940 Act, the Board requested and received due diligence materials prepared by Rational (the “Rational 15(c) Response”) and considered the information presented at Board meetings throughout the year. The Board was assisted by legal counsel throughout the review process and relied upon the advice of legal counsel and its own business judgment in evaluating each such Agreement and the weight to be given to each factor considered. The conclusions reached by the Board were based upon a comprehensive evaluation and discussion of all the information provided for the Rational Advised ETFs with respect to the approval of each such Agreement and were not the result of any one factor. Moreover, each Trustee might have afforded different weight to the various factors in reaching his conclusions with respect to an Agreement.

Review of Rational 15(c) Response

Nature, Extent, and Quality of Services. The Board reviewed the nature, extent, and quality of the services that Rational provided to the Covered Rational Advised ETFs pursuant to the Rational Investment Advisory Agreement. The Board reviewed information concerning Rational’s business operations, resources and personnel, noting the addition of Craig Weynand as General Counsel of the firm in January 2025. The Board considered Rational’s oversight of each such Fund’s investment strategies, including derivative risk management and fair valuation. The Board reviewed Rational’s Form ADV. The Board discussed the financial health of Rational and reviewed its balance sheet. The Board considered that MFund Services LLC, an affiliate of Rational, provides these Funds with certain management, legal administrative, and compliance services, including providing the Trust’s CCO. The Board reviewed Rational’s compliance program, including its business continuity and cybersecurity programs, noting that there have not been any material compliance issues, violations or problems with respect to the Funds or any other registered investment company, pooled vehicle or private account managed by Rational, since the Board last renewed the Rational Investment Advisory Agreement. The Board noted that Rational may use artificial intelligence for idea generation but does not use it in connection with managing the Covered Rational Advised ETFs. A representative of the adviser then discussed the status of the regulatory examinations and the litigation involving affiliated funds advised by Rational.

Performance. The Board reviewed the performance of each Covered Rational Advised ETF relative to its peer group, Morningstar category, and benchmark index or indices for various periods ended September 30, 2025.

7HANDL ETF. The Fund outperformed its peer group and the Bloomberg Aggregate Bond Index for the one , three , and five year, and since inception (January 16, 2018) periods. The Fund outperformed the Morningstar Moderately Conservative Allocation category for the three year and since inception periods, but underperformed the Morningstar category for the one and five year periods. The Fund was in line with the Nasdaq 7HANDL Index (less annualized expenses) for all periods. Rational attributed the Fund’s performance to its leveraged exposure to a blended portfolio of stocks and bonds.

Newfound/ReSolve ETF. The Fund outperformed its peer group and the S&P Target Risk Growth Index for the five year period but underperformed both for the one and three year, and since inception periods (November 1, 2019). The Fund outperformed the Morningstar Tactical Allocation category for the three year and five year periods and underperformed it for the one year and since inception periods. The Fund underperformed the Morningstar Aggressive Allocation category for all periods. The Fund’s performance was in line with the Newfound/ReSolve Robust Equity Momentum Index (less annualized expenses) for all periods.

Gold ETF. The Fund outperformed its peer group, the Morningstar Commodities Broad Basket category, and the Bloomberg Aggregate Bond Total Return Index for the one and three year and since inception (May 17, 2021) periods. Rational attributed the Fund’s performance to the strong price performance of gold.

26 | Annual Financial Statements and Other Information

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract (Unaudited) (Continued)

Fees and Expenses. The Board reviewed the advisory fees and the net expenses for each Covered Rational Advised ETF compared to its peer group and Morningstar category.

7HANDL ETF. The Fund’s advisory fee was higher than the median and average fees for the peer group and Morningstar Moderately Conservative Allocation category, but within the range of advisory fees for both. The Fund’s net expenses were higher than the average and median net expenses of the peer group and Morningstar category, but within the high low range of net expenses of the peer group, and had the highest net expense ratio of the Morningstar category, which included only four other ETFs. Rational stated that the Fund’s higher advisory fee reflected the specialized nature of the Fund’s strategy, including the use of swaps to obtain leverage to track its underlying index. The Board acknowledged Rational’s willingness to limit the Fund’s net annual fees and expenses to 0.80% through August 31, 2027.

Newfound/ReSolve ETF. The Fund’s advisory fee was lower than the median and average fees for the peer group, the Morningstar Aggressive Allocation category, and the Morningstar Tactical Allocation category. The Fund’s net expenses were lower than the median and average net expenses for the peer group and both Morningstar categories. The Board acknowledged Rational’s willingness to limit the Fund’s net annual fees and expenses to 0.75% through August 31, 2027.

Gold ETF. The Fund is charged an annual unitary management fee of 0.79%, which pays all of the Fund’s expenses other than advisory fees, Rule 12b-1 expenses, brokerage commissions and trading costs, short sale dividends and interest expenses, acquired fund fees and expenses, and extraordinary expenses. The Fund’s unitary fee is higher than the median and average advisory fee for the peer group and the Morningstar Commodities Broad Basket category, but is within the range of advisory fees for both. Similarly, the Fund’s unitary fee is higher than the median and average expense ratio of the peer group and Morningstar category, but is within the range of expense ratios for both. The Board noted that Rational believes the unitary fee is reasonable given the specialized and inherently more complex nature of the Fund’s investment strategy.

Profitability. A profitability analysis from Rational demonstrated that Rational realized a profit in connection with its management of the 7HANDL ETF, but realized losses with respect to the Newfound/ReSolve ETF and the Gold ETF. The Board determined that Rational’s profits with respect to the 7HANDL ETF were not unreasonable.

“Fall out” Benefits. The Board considered fall out benefits that Rational received from its relationship with the Covered Rational Advised ETFs, including the fact that these Funds utilize affiliates to provide certain services.

Economies of Scale. The Board considered whether Rational was sharing economies of scale with the Covered Rational Advised ETFs.

The Board determined to revisit the matter of economies of scale as each such Fund’s assets increased.

Conclusion. The Board considered many factors, and no single factor was determinative to the decision of the Board concerning the renewal of the Rational Investment Advisory Agreement. In connection with its deliberations, the Board reviewed materials prepared by Rational and considered information presented at Board meetings throughout the year. Having requested, reviewed, and discussed in depth such information from Rational as the Board believed to be reasonably necessary to evaluate the terms of the Rational Investment Advisory Agreement, and as assisted by the advice of counsel, the Board concluded the renewal of the Rational Investment Advisory Agreement was in the best interest of each Covered Rational Advised ETF and its shareholders.

Annual Financial Statements and Other Information | 27

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Changes in and disagreements with accountants, if any, are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Proxy disclosures, if any, are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Trustees, Officers and others are part of the Financial Statements filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Approval of Investment Advisory Contract is a part of the Financial Statements filed under Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Strategy Shares

By (Signature and Title)	/s/ Michael Schoonover
Michael Schoonover, Chief Executive Officer

Date	July 6, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Schoonover
Michael Schoonover, Chief Executive Officer

Date	July 6, 2026

By (Signature and Title)	/s/ James Szilagyi
James Szilagyi, Treasurer

Date	July 7, 2026